                    As filed with the Securities and Exchange Commission on June 7, 2004
                                                           Securities Act Registration Nos. 333-114640, 811-7343
====================================================================
                                                UNITED STATES
                                      SECURITIES AND EXCHANGE COMMISSION
                                            WASHINGTON, D.C. 20549
                                                --------------
                                                  FORM N-14
                        REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 : /X/
                                        PRE-EFFECTIVE AMENDMENT NO. //
                                       POST-EFFECTIVE AMENDMENT NO. /1/
                                       (Check appropriate box or boxes)
                                                --------------
                                  THE PRUDENTIAL INVESTMENT PORTFOLIOS, INC.
                              (Exact name of registrant as specified in charter)

                                                (973) 367-1495
                                       (Area Code and Telephone Number)

                                             GATEWAY CENTER THREE
                                        100 MULBERRY STREET, 4TH FLOOR
                                        NEWARK, NEW JERSEY 07102-4077
               (Address of Principal Executive Offices) (Number, Street, City, State, Zip Code)

                                            RICHARD H. KIRK, ESQ.
                                             GATEWAY CENTER THREE
                                        100 MULBERRY STREET, 4TH FLOOR
                                        NEWARK, NEW JERSEY 07102-4077
                                   (Name and Address of Agent for Service)

                                APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING:
                                  AS SOON AS PRACTICABLE AFTER THE EFFECTIVE
                                     DATE OF THE REGISTRATION STATEMENT.

                    No filing fee is required because of reliance on section 24(f) of the
                        Investment Company Act of 1940. Pursuant to Rule 429 under the
                          Securities Act of 1933, the Prospectus and Proxy Statement
                       relates to shares registered on Form N-1A (File No. 033-61997).

                   TITLE OF SECURITIES BEING REGISTERED . . . .SHARES OF COMMON STOCK, PAR
                                            VALUE $.001 PER SHARE

     IT IS PROPOSED THAT THIS FILING WILL BECOME EFFECTIVE UPON FILING, PURSUANT TO RULE 485(b) UNDER THE
                                     SECURITIES ACT OF 1933, AS AMENDED.

                    =====================================================================

                                       STRATEGIC PARTNERS MUTUAL FUNDS, INC.
                                 STRATEGIC PARTNERS MANAGED LARGE CAP GROWTH FUND
                                               Gateway Center Three
                                                100 Mulberry Street
                                           Newark, New Jersey 07102-4077
                                             IMPORTANT PROXY MATERIALS
                                                  PLEASE VOTE NOW
                                                                                                       June 4, 2004
Dear Shareholder:

         I am writing to ask you to vote on an important  proposal  pursuant to which  Strategic  Partners  Managed
Large Cap Growth Fund (Large Cap Growth Fund)  (formerly  called ASAF  Large-Cap  Growth Fund) would be reorganized with Jennison Growth Fund. If this  reorganization  is approved by  shareholders,  you will become a shareholder of
Jennison  Growth  Fund.  In  addition,  I am asking you to approve  the  appointment  of  Jennison  Associates  LLC
(Jennison)  as  subadviser  for Large Cap Growth  Fund.  Jennison is currently  serving,  on an interim  basis,  as subadviser  for the  Large  Cap  Growth  Fund,  and we are  seeking  to  extend  Jennison's  appointment  until the reorganization  with Jennison  Growth Fund has been  completed.  Jennison is also the  subadviser  for the Jennison
Growth  Fund.  A  shareholders  meeting  for Large Cap  Growth  Fund has been  scheduled  for June 28,  2004.  Only shareholders  of Large Cap Growth Fund will vote on the  acquisition  of Large Cap Growth Fund's assets by Jennison
Growth Fund and on the appointment of Jennison as subadviser to the Large Cap Growth Fund.

         Jennison Growth Fund is a series of The Prudential  Investment  Portfolios,  Inc. Large Cap Growth Fund is
a series of Strategic Partners Mutual Funds, Inc.  (Strategic  Partners)  (formerly called American Skandia Advisor
Funds, Inc.).

         This package contains  information  about the proposals and includes  materials needed to vote your proxy.
The Board of Directors of Strategic  Partners has reviewed the  proposals  and  recommended  that each  proposal be presented  to  shareholders  of Large  Cap  Growth  Fund for  their  consideration.  Although  the  Directors  have determined that the proposals are in the best interests of shareholders, the final decision is up to you.

         If  approved,  the  proposed  reorganization  transaction  with  Jennison  Growth  Fund would give you the opportunity to participate in a larger fund with similar  investment  policies.  In addition,  shareholders  of the
Large Cap Growth Fund are  expected  to realize a reduction  in both the net and gross  annual  operating  expenses paid on their  investment  in the combined  fund.  The  accompanying  proxy  statement  and  prospectus  includes a detailed  description  of the  proposals.  Please  read  the  enclosed  materials  carefully  and cast  your  vote.
Remember,  your vote is extremely  important,  no matter how large or small your  holdings.  By voting now, you can help avoid additional costs that would be incurred with follow-up letters and calls.

         To vote, you may use any of the following methods:

By Mail.  Please complete,  date and sign your proxy card and mail it in the enclosed postage paid envelope.  Votes must be received prior to June 28, 2004.

By Internet.  Have your proxy card available.  Go to the web site:  www.proxyvote.com.  Enter your 12-digit control number from your proxy card.  Follow the instructions  found on the web site. Votes must be entered prior to 4 p.m.
on June 25, 2004.

By  Telephone.  If your Fund shares are held in your own name,  call (800)  690-6903 toll free. If your Fund shares are held on your  behalf in a  brokerage  account,  call (800)  454-8683  toll free.  Enter your  12-digit  control number from your proxy  card.  Follow the  instructions  given.  Votes must be entered  prior to 4 p.m. on June 25,
2004.

Special Note for  Systematic  Investment  Plans (e.g.,  Automatic  Investment  Plan,  Systematic  Exchange,  etc.).
Shareholders  on systematic  investment  plans must contact their  financial  advisor or call our customer  service division,  toll-free,  at (800)  225-1852 to change  their  options.  Otherwise,  if the  proposed  transaction  is approved,  starting on the day  following  the closing of the proposed  reorganization  (which is expected to occur shortly after the shareholder  meeting),  future purchases will  automatically be made in shares of Jennison Growth
Fund.

         If you have any  questions  before you vote,  please  call us at  1-866-800-5709.  We are glad to help you understand the proposals and assist you in voting. Thank you for your participation.

[GRAPHIC OMITTED]
Judy A. Rice
President

                                       STRATEGIC PARTNERS MUTUAL FUNDS, INC.

                                 Strategic Partners Managed Large Cap Growth Fund
                                                100 Mulberry Street
                                          Gateway Center Three, 4th Floor
                                           Newark, New Jersey 07102-4077

                                     NOTICE OF SPECIAL MEETING OF SHAREHOLDERS

To our shareholders:

         Notice is hereby  given  that a Special  Meeting of  Shareholders  (the  Meeting)  of  Strategic  Partners
Managed Large Cap Growth Fund (Large Cap Growth Fund) (formerly  known as ASAF Large-Cap  Growth Fund), a series of
Strategic  Partners Mutual Funds,  Inc..  (Strategic  Partners)  (formerly known as American Skandia Advisor Funds,
Inc.),  will be held at 100 Mulberry Street,  Gateway Center Three, 14th Floor,  Newark,  New Jersey 07102, on June
28, 2004, at 11:00 a.m. Eastern Time, for the following purposes:

1. To approve an Agreement  and Plan of  Reorganization  under which Large Cap Growth Fund will transfer all of its assets  to, and all of its  liabilities  will be assumed  by,  Jennison  Growth  Fund,  a series of The  Prudential
Investment Portfolios,  Inc. In connection with this proposed transfer,  each whole and fractional share of Class A and Class L of Large Cap Growth Fund shall be exchanged  for whole and  fractional  shares of equal net asset value of Class A of Jennison  Growth Fund;  each whole and fractional  share of Class B, Class M and Class X of Large Cap
Growth  Fund  shall be  exchanged  for whole and  fractional  shares of equal net asset  value of Class B shares of
Jennison  Growth Fund; and each whole and  fractional  share of Class C of Large Cap Growth Fund shall be exchanged for  whole  and  fractional  shares  of equal  net  asset  value of Class C of  Jennison  Growth  Fund,  as soon as practicable following the Meeting and outstanding shares of Large Cap Growth Fund will be cancelled.

2. To approve a subadvisory  agreement  appointing  Jennison  Associates  LLC as the subadviser of Large Cap Growth
Fund for an initial two-year term.

3. To transact such other business as may properly come before the Meeting or any adjournments of the Meeting.

         The Board of Directors of Strategic  Partners,  on behalf of Large Cap Growth Fund, has fixed the close of business on April 23, 2004 as the record date for the  determination  of the  shareholders of Large Cap Growth Fund entitled to notice of, and to vote at, the Meeting and any adjournments of the Meeting.

[GRAPHIC OMITTED]
Richard H. Kirk
Assistant Secretary

Dated: June 4, 2004

A proxy card is enclosed  along with the Proxy  Statement.  Please vote your shares today by signing and  returning the  enclosed  proxy card in the postage  prepaid  envelope  provided.  You also may vote by  telephone  or via the
Internet as described in the enclosed  materials.  The Board of Directors of Strategic Partners recommends that you vote "FOR" the proposals.

                                              Your vote is important.
                                      Please return your proxy card promptly.

Shareholders  are  invited to attend  the  Meeting in  person.  Any  shareholder  who does not expect to attend the
Meeting is urged to complete the  enclosed  proxy card,  date and sign it, and return it in the envelope  provided, which  needs no postage if mailed in the United  States.  In order to avoid  unnecessary  expense,  we ask for your cooperation in mailing your proxy card promptly, no matter how large or small your holdings may be.

7

                                               JENNISON GROWTH FUND

                              A SERIES OF THE PRUDENTIAL INVESTMENT PORTFOLIOS, INC.

                                                    PROSPECTUS

                                                        and

                                 STRATEGIC PARTNERS MANAGED LARGE CAP GROWTH FUND

                                 A SERIES OF STRATEGIC PARTNERS MUTUAL FUNDS, INC.

                                                  PROXY STATEMENT
                                               Gateway Center Three
                                          100 Mulberry Street, 4th Floor
                                           Newark, New Jersey 07102-4077
                                                  (800) 225-1852
                                                   June 4, 2004

         This Proxy  Statement and Prospectus  (Prospectus/Proxy  Statement) is being  furnished to shareholders of
Strategic  Partners  Managed Large Cap Growth Fund (Large Cap Growth Fund) (formerly known as ASAF Large Cap Growth
Fund), a series of Strategic Partners Mutual Funds, Inc.  (Strategic  Partners) (formerly known as American Skandia
Advisor  Funds,  Inc.),  in  connection  with the  solicitation  of proxies by the Board of  Directors of Strategic
Partners for use at the Special Meeting of  Shareholders  of Large Cap Growth Fund, and at any  adjournments of the meeting  (the  Meeting).  The Meeting  will be held on June 28, 2004 at  11:00 a.m.  Eastern  Time at 100  Mulberry
Street, Gateway Center Three, 14th Floor, Newark, New Jersey 07102.

         The first  purpose of the Meeting is for  shareholders  of Large Cap Growth  Fund to vote on an  Agreement and Plan of  Reorganization  under which Large Cap Growth Fund will  transfer  all of its assets to, and all of its liabilities  will be assumed by,  Jennison  Growth Fund (and  together  with Large Cap Growth Fund,  each, a Fund), which is a series of The Prudential Investment  Portfolios,  Inc. (Prudential Investment  Portfolios),  in exchange for shares of Jennison  Growth Fund, and the subsequent  cancellation  of shares of Large Cap Growth Fund (referred to herein as Proposal  No. 1). The  Agreement  and Plan of  Reorganization  is  referred  to as the  Reorganization
Agreement.  If the  transaction is approved,  each whole and  fractional  share of Class A and Class L of Large Cap
Growth  Fund shall be  exchanged  for whole and  fractional  shares of equal net asset value of Class A of Jennison
Growth  Fund;  each whole and  fractional  share of Class B, Class M and Class X of Large Cap Growth  Fund shall be exchanged for whole and  fractional  shares of equal net asset value of Class B of Jennison  Growth Fund;  and each whole and fractional  share of Class C of Large Cap Growth Fund shall be exchanged for whole and fractional  shares of equal net asset value of Class C of Jennison  Growth Fund,  as soon as  practicable  following  the Meeting (the
Effective Time),  and Large Cap Growth Fund will be liquidated.  Jennison Growth Fund will be the surviving fund of the reorganization transaction.

         Shareholders  of Large Cap  Growth  Fund are also being  asked to vote on a  subadvisory  agreement  under which  Jennison  Associates  LLC  (Jennison)  will serve as  subadviser  to the Large Cap Growth Fund  (referred to herein as Proposal  No. 2).  Jennison has been  serving as  subadviser  to the Large Cap Growth Fund since close of business on January 30,  2004,  on an interim  basis and is  authorized  to continue to serve as  subadviser  on an interim basis until June 28, 2004.  Shareholders  are being asked to approve  Jennison to serve as  subadviser  for
Large Cap  Growth  Fund on a  permanent  basis to  ensure  that the Large Cap  Growth  Fund  continues  to have the services of Jennison as subadviser until the  reorganization  transaction is consummated,  or if the transaction is not approved by shareholders, for an initial two-year term.

         Jennison Growth Fund, a diversified  fund, is a series of Prudential  Investment  Portfolios,  Inc., which is registered as an open-end management  investment company and formed as a Maryland  corporation.  Jennison Growth
Fund's investment objective is long-term growth of capital.

         Large Cap Growth Fund, a diversified  fund, is a series of Strategic  Partners Mutual Funds,  Inc.,  which is a  registered  as  an  open-end  management  investment  company  and  formed  as a  Maryland  corporation.  The investment  objective of Large Cap Growth Fund is to seek maximum growth of investors'  capital from a portfolio of primarily growth stocks of larger companies.

         If the  shareholders  of Large Cap Growth Fund  approve the  transaction,  the  shareholders  of Large Cap
Growth Fund will become shareholders of Jennison Growth Fund.

         This  Prospectus/Proxy  Statement  should be retained for your future  reference.  It sets forth concisely the  information  about the  transaction  with  Jennison  Growth Fund and the proposed  appointment  of Jennison as subadviser that  shareholders  of Large Cap Growth Fund should know before voting on the proposals.  A Statement of
Additional  Information dated June 4, 2004 which relates to this  Prospectus/Proxy  Statement,  has been filed with the Securities and Exchange  Commission (the Commission) and is incorporated into this  Prospectus/Proxy  Statement by reference and is available upon request and without charge.  This  Prospectus/Proxy  Statement is accompanied by the  Prospectus  for the  Jennison  Growth Fund for the fiscal year ended  September  30,  2003.  The  Statement of
Additional  Information for Jennison Growth Fund, dated December 3, 2003, is available upon request.  Enclosed with this  Prospectus/Proxy  Statement is the Annual Report of Jennison Growth Fund, for the fiscal year ended September
30, 2003, which is incorporated  into this  Prospectus/Proxy  Statement by reference.  The Prospectus and Statement of Additional  Information for Jennison Growth Fund have been filed with the Commission and are  incorporated  into this Prospectus/Proxy  Statement by reference.  A Prospectus and Statement of Additional  Information for Large Cap
Growth Fund,  both dated March 1, 2004,  and the Annual Report of Large Cap Growth Fund,  for the fiscal year ended
October 31, 2003, have been filed with the Commission and are  incorporated  into this  Prospectus/Proxy  Statement by reference.  Copies of the documents  referred to above may be obtained  without charge by contacting  Prudential
Mutual Fund Services LLC at Post Office Box 8098, Philadelphia, PA 19101, or by calling (800) 225-1852.

The Securities and Exchange  Commission has not approved or disapproved  Jennison Growth Fund's shares, nor has the
Commission  determined that this proxy statement and prospectus is complete or accurate.  It is a criminal  offense to state otherwise.

                              TABLE OF CONTENTS TO THE PROXY STATEMENT AND PROSPECTUS
Page
4       Voting Information
6       Vote Required
7       Approval of the Reorganization - Synopsis
7       Investment Objectives and Policies
8       Investment Advisory Services
8       Expense Structures
8       Purchases, Redemptions, Exchanges and Distributions
8       Tax Considerations
8       Appraisal Rights
8       Potential Benefits from Transaction
9       The Proposed Transaction
9       Fund Operating Expenses
10      Shareholder Fees
11      Operating Expense Tables
12      Examples of the Effect of Fund Expenses
13      Pro Forma Capitalization
14      Forms of Organization
14      Performance
15      Performance Comparisons of the Funds
17      Investment Objectives and Policies
17      Investment Objectives
17      Principal Investment Strategies
18      Comparison of Other Policies of the Funds
18      Diversification
18      Borrowing, Issuing Senior Securities and Pledging Assets
19      Fixed Income Securities
19      Repurchase Agreements
19      Lending
19      Illiquid Securities
19      Temporary Defensive Investments
20      Derivative Strategies
20      Comparison of Principal Risk Factors
22      Operations of Jennison Growth Fund Following the Transaction
22      Purchases, Redemptions, Exchanges and Distributions
22      Purchasing Shares
22      Redeeming Shares
22      Minimum Investment Requirements
22      Exchanges of Fund Shares
23      Dividends and Other Distributions
23      The Proposed Transaction
23      Agreement and Plan of Reorganization
24      Reasons for the Transaction
24      Description of the Securities to be Issued
25      U.S. Federal Income Tax Considerations
26      Conclusion
26      Approval of Jennison Subadvisory Agreement
26      Background
27      Comparison of the DeAM Subadvisory Agreement and the New Subadvisory Agreement
29      Matters Considered by the Board
30      Additional Information About Jennison Growth Fund
30      Miscellaneous
30      Independent Registered Public Accounting Firm
30      Available Information
31      Notice To Banks, Broker-Dealers and Voting Directors and Their Nominees
31      Shareholder Proposals
31      Other Business
A-1     Attachment A: Form of Agreement and Plan of Reorganization.
B-1     Attachment B: Form of Subadvisory Agreement for the Strategic Partners Managed Large Cap
        Growth Fund

                                        SPECIAL MEETING OF SHAREHOLDERS OF
                                 STRATEGIC PARTNERS MANAGED LARGE CAP GROWTH FUND
                                     TO BE HELD ON JUNE 28, 2004 AT 11:00 A.M.

                                                100 MULBERRY STREET
                                         GATEWAY CENTER THREE, 14TH FLOOR
                                           NEWARK, NEW JERSEY 07102-4077

                                          PROXY STATEMENT AND PROSPECTUS

                                                VOTING INFORMATION

         This Proxy  Statement  and  Prospectus  (Prospectus/Proxy  Statement)  is furnished in  connection  with a solicitation  of proxies  made by, and on behalf of, the Board of  Directors  of  Strategic  Partners  on behalf of
Large Cap Growth Fund to be used at a Special  Meeting (the Meeting) of the  shareholders of Large Cap Growth Fund, to be held on June 28, 2004, at 11:00 a.m.  Eastern  Standard Time at 100 Mulberry  Street,  Gateway  Center Three,
14th Floor, Newark, New Jersey 07102.

         The purpose of the Meeting is  described in the  accompanying  Notice of Special  Meeting of  Shareholders
(Notice).  The  solicitation is made primarily by the mailing of the Notice,  this  Prospectus/Proxy  Statement and the  accompanying  proxy  card on or  about  June  7,  2004.  Supplementary  solicitations  may be  made  by  mail, telephone,  facsimile,  electronic means or by personal  interview by  representatives of Large Cap Growth Fund. In addition,  Georgeson  Shareholder  Communications  Inc.,  a proxy  solicitation  firm,  may be  retained to solicit shareholders on behalf of Large Cap Growth Fund. The costs of retaining Georgeson  Shareholder  Communications Inc.
and the expenses in connection with preparing this  Prospectus/Proxy  Statement and its enclosures will be borne by
Prudential Investments LLC (PI), the investment adviser of Large Cap Growth Fund and Jennison Growth Fund.

         Even if you sign and return the  enclosed  proxy card,  you may revoke your proxy at any time prior to its use by written  notification  received by Large Cap Growth Fund,  by  submitting a  later-dated  proxy card that is received prior to the Meeting, or by attending the Meeting and voting in person.

         All proxy cards  solicited by the Board of Directors  that are  properly  completed  and received by Large
Cap Growth Fund prior to the Meeting,  and that are not revoked,  will be voted at the Meeting.  Shares represented by  proxies  will be  voted in  accordance  with the  instructions  you  provide.  If no  instruction  is made on a properly completed proxy card, it will be voted for the proposals.

         If a proxy that is properly signed and returned is accompanied by  instructions  to withhold  authority to vote (an abstention) or represents a broker  "non-vote" (that is, a proxy from a broker or nominee  indicating that they have not received  instructions  from the  beneficial  owner or other  person  entitled to vote shares on this matter for which the broker or nominee does not have discretionary  power), the shares represented  thereby will be considered  present for  purposes  of  determining  the  existence  of a quorum for the  transaction  of  business.
Because  both  Proposal  No. 1 and  Proposal  No. 2 requires  approval by a  "majority  of the  outstanding  voting securities"  of Large Cap Growth Fund,  as defined by the  Investment  Company Act of 1940,  as amended (1940 Act), abstentions and broker non-votes will have the effect of a vote against the proposals.

         Large Cap Growth  Fund also may  arrange to have votes  recorded  by  telephone.  If Large Cap Growth Fund takes votes by telephone,  it will use  procedures  designed to  authenticate  shareholders'  identities,  to allow shareholders  to authorize the voting of their shares in accordance  with their  instructions,  and to confirm that their  instructions  have been  properly  recorded.  Proxies  given by telephone  may be revoked at any time before they are voted in the same manner that proxies voted by mail may be revoked.

         Shareholders  may also  cast  their  vote via the  internet.  The  internet  voting  procedures  have been designed to authenticate  shareholders'  identities,  to allow shareholders to authorize the voting of their shares in  accordance  with  their  instructions,  and to  confirm  that  shareholders'  instructions  have been  recorded properly.  Shareholders  voting  via the  internet  should  understand  that  there  may be costs  associated  with electronic  access,  such as usage charges from an Internet access provider and telephone  companies,  that must be borne by the shareholder.  To vote via the Internet,  shareholders should have their proxy card available and go to the web site:  www.proxyvote.com  and enter the 12-digit control number  appearing on the proxy card.  Shareholders should then follow the  instructions  found on the web site.  Proxies  given by internet may be revoked at any time before they are voted in the same manner that proxies voted by mail may be revoked.

         If a quorum is not present at the Meeting,  or if a quorum is present at the Meeting but sufficient  votes to approve the proposals are not received, or if other matters arise requiring shareholder  attention,  the persons named as proxy agents may propose one or more  adjournments  of the Meeting to permit the further  solicitation  of proxies.  The  presence  in  person  or by proxy of  shareholders  entitled  to cast a  majority  of all the  votes entitled to be cast at the meeting for Large Cap Growth Fund  constitutes  a quorum for Large Cap Growth  Fund.  An adjournment  of the  Meeting  will  require the  affirmative  vote of a majority of shares of Large Cap Growth Fund present in person at the  Meeting or  represented  by proxy.  When  voting on a proposed  adjournment,  the persons named as proxy agents will vote in their  discretion on the proposed  adjournment all shares that they are entitled to vote with respect to a proposal,  unless  directed to vote against the proposal,  in which case such shares will be voted against the proposed  adjournment.  Shares  represented by abstentions or broker "non-votes" will be voted in their  discretion on a proposed  adjournment.  A shareholder  vote may be taken on a proposal  described in this
Prospectus/Proxy  Statement or on any other  business  properly  presented at the Meeting prior to  adjournment  if sufficient votes have been received.

         Shareholders  of record at the close of business  on April 23, 2004 (the Record  Date) of Large Cap Growth
Fund will be entitled to vote at the  Meeting.  Each such  shareholder  will be entitled to one vote for each share of Large Cap Growth  Fund held on that date  (fractional  shares will be  entitled  to a  proportionate  fractional vote).  On the Record Date, there were 280,969.474 shares issued and outstanding of the Large Cap Growth Fund.

The following shareholders held 5% or more of any class of shares of Large Cap Growth Fund on April 23, 2004:
                           Name                                           Address                   Class          Shares
 Prudential Trust Company                                    1672 Riverside Drive
 C/F Te IRA of the Dec'd                                     Monroe, MI 48162
 FBO Debra S. Beck                                                                                    A             2,332
 Lin(K) and Simple IRA                                       194 Wood Avenue S                        A             1,220
 Omnibus Trading Account                                     Iselin, NJ 00830
 Salvatore A. Matise                                         1342 Bromley Drive                       A              406
 Patricia M. Matise Joint TIC                                Snellville, GA 30078
 Lin(K) and Simple IRA                                       194 Wood Avenue S                        L             5,831
 Omnibus Trading Account                                     Iselin, NJ 00830
 Stanton Trust Company                                       3405 Annapolis Lane N
 FBO The Rawlins National Bank 401 &                         Suite 100                                L             4,075
 Profit Sharing Plan                                         Minneapolis, MN 55447
 Prudential Trust Company                                    12032 E. Willis Road                     L             6,907
 C/F The Ira of Clarence A. Boehnke                          Chandler, AZ 85249
 Prudential Trust Company                                    4 Ivy Lynn                               B              119
 C/F The Sep IRA Plan of Christine Mirante                   Mahwah, NJ 07430
 Prudential Trust Company                                    355 Prosser Ave                          B               8
 C/F The IRA of Deborah Bianchi                              Williamstown, NJ 08094
 Prudential Investments LLC 22-2347336                       100 Mulberry Street, 14th Floor          B              10
 Attn: Kelly Barrett                                         Newark, NJ 07102
 Francine L. Ross                                            57 Scott Drive                           M             6,736
                                                             Troy, NY 12180
 Dr. Richard Arrandt TTEE                                    1635 F. North Larrabee Street            M             9,842
 Dr. Arrandt Profit Sharing Plan                             Chicago, IL 60614
 Lin(k) and Simple IRA                                       194 Wood Avenue S                        M            13,424
 Omnibus Trading Account                                     Iselin, NJ 08830
 Prudential Trust Company                                    Box 3030 NY 2                            C             4,100
 C/F The IRA of Leland J. Armsby Jr.                         Cropseyville, NY 12052
 Prudential Trust Company                                    24 Whippoorwill Rd E
 C/F The Rollover IRA of                                     Armonk, NY 10504                         C             3,563
 Philip C. Relville Jr
 Prudential Trust Company                                    2296 Gageville Road                      C             2,589
 C/F The IRA of Ronald Baldwin                               Ashtabula, OH 44004
 Richard R. and Pamela J. Mann                               1303 Thistle Ln
 TTEE Mann Family Trust                                      Mansfield, TX 76063
 FBO Richard R & Pamela J. Mann                                                                       C             5,693
 UA DTD 3/15/2002
 Prudential Trust Company                                    25 Meadow Drive
 C/F The 403B Plan of Karen W. Jones                         Cecil, PA 15321                          X             4,064
 FBO Karen W. Jones
 Prudential Trust Company                                    949 Illinois Avenue                      X             5,420
 C/F The IRA of Kathleen Blazina                             Pittsburgh, PA 15221
 Prudential Trust Company                                    8893 Fox Hunt Road                       X            11,291
 C/F The IRA of Rudolph A. Zangrille                         Pittsburgh, PA 15237
 Prudential Trust Company                                    Route 6 Box 592                          X             2,952
 C/F The IRA of James W. Osborne                             Princeton, WV 24740
 Lin(K) and Simple IRA                                       194 Wood Avenue S                        X             2,952
 Omnibus Trading Account                                     Iselin, NJ 08830

The following shareholders held 5% or more of any class of shares of Jennison Growth Fund on April 23, 2004:
                           Name                                           Address                   Class          Shares
The Manufactures Life Ins.                                   250 Bloor Street East, 7th Floor         A           8,589,075
                                                             Toronto Ontario CANAWIE5
Prudential Retirement Services as Nominee for TTEE           P.O. Box 5310                            Z          24,788,893
Cust300065                                                   Scranton, PA 18505
Prudential Trust
Bost & Co                                                    P.O. Box 3198                            Z          11,527,378
A/C KMSF2000002                                              Pittsburgh, PA 15230
FBO K-Mart 401(k)Prt Shr Plan
Core Account
Mutual Fund Operations
Wells Fargo Bank West NA                                     8515 E Orchard Road #2T2                 Z          10,395,571
84-1233483                                                   Greenwood Village, CO 80111
FBO New York Metropolitan
Transportation Authority C/O F
457 & 401 (K) Deferred Comp Plan
Prudential Retirement Services 23-1614034                    135 S La Salle Street                    Z           9,872,685
Administrator For Plan 6742                                  Suite 1946
Rite Aid Corp                                                Chicago, Il 60603
Attn: Kathleen Ursa

         As of April 23,  2004,  the  Directors  and  officers  of Large Cap Growth Fund and  Jennison  Growth Fund
owned, in the aggregate, less than 1% of each class of each Fund's total outstanding shares.

Vote Required

         Approval of both  Proposal No. 1 and Proposal  No. 2 requires the  affirmative  vote of a "majority of the outstanding  voting  securities"  of Large Cap Growth Fund, as defined in the 1940 Act, which means the vote of 67%
or more of the  shares of the Fund  present at the  Meeting,  if the  holders  of more than 50% of the  outstanding shares of the Fund are present or represented by proxy, or the vote of more than 50% of the  outstanding  shares of the Fund,  whichever  is less.  Shares of all classes of Large Cap Growth Fund vote  together as a single  class on each proposal.

                                                  PROPOSAL NO. 1

                                     APPROVAL OF THE REORGANIZATION - SYNOPSIS

         The following is a summary of information  contained  elsewhere in this  Prospectus/Proxy  Statement,  the
Reorganization  Agreement (the form of which is attached as Attachment A), and in the  Prospectuses  and Statements
of Additional  Information,  as supplemented to date, of Large Cap Growth Fund and Jennison Growth Fund,  which are incorporated  into  this  Prospectus/Proxy  Statement  by this  reference,  and is  qualified  in its  entirety  by reference to these documents.  Shareholders  should read this  Prospectus/Proxy  Statement and the Prospectuses and
Statements of Additional Information, as supplemented to date, of both Funds for more complete information.

         Under the Reorganization  Agreement,  Large Cap Growth Fund will transfer all of its assets to, and all of its  liabilities  will be assumed by,  Jennison  Growth Fund, a larger  mutual fund also managed by PI  (previously defined as  Prudential  Investments  LLC) and  subadvised  by Jennison,  in exchange for shares of Jennison  Growth
Fund.  The  outstanding  shares of Large Cap Growth Fund will be cancelled  and current  shareholders  of Large Cap
Growth Fund will become shareholders of Jennison Growth Fund.

Investment Objectives and Policies

         Large Cap Growth Fund and Jennison  Growth Fund have  similar  investment  objectives  and  policies.  The investment  objective of Jennison  Growth Fund is long-term  growth of capital.  The investment  objective of Large
Cap Growth Fund is to seek maximum  growth of  investors'  capital from a portfolio  primarily of growth  stocks of larger companies.

         To pursue its  objective,  Large Cap Growth Fund normally  invests at least 80% of the value of its assets in securities  issued by large  capitalization  companies.  Large Cap Growth Fund normally invests primarily in the equity  securities of  large-sized  companies  included in the Russell  1000(R) Growth Index.  The Russell  1000(R)
Growth Index is a market  capitalization index that measures the performance of large,  established  companies with above average growth  prospects.  As of December 31, 2003, the average  market  capitalization  of the companies in the Russell  1000(R)  Growth  Index was  approximately  $13.47  billion and the median  market  capitalization  was approximately  $3.97  billion.  Jennison  Growth  Fund  seeks to  achieve  its  investment  objective  by  normally investing  at least 65% of its total assets in  equity-related  securities  of companies  that exceed $1 billion in market  capitalization  and that the Fund believes have  above-average  growth  prospects.  These companies include small, medium and  large-capitalization  companies.  In addition to its principal  investment strategy of investing in  equity-related  securities  of  growth  companies,  the  Jennison  Growth  Fund may  invest in  foreign  equity securities,  U.S.  government  securities,  mortgage-related  securities,  and other fixed-income  securities rated investment grade.

         Equity-related  securities  in which  the  Large  Cap  Growth  Fund  invests  include  common  stocks  and securities  convertible  into or  exchangeable  for common stocks,  including  warrants and rights.  Equity-related securities in which the Jennison Growth Fund primarily invests are common stocks,  nonconvertible  preferred stocks and convertible  securities,  including bonds, corporate notes and preferred stocks.  Jennison Growth Fund may also invest,  to a lesser  extent,  in other  equity-related  securities  such as warrants and rights.  Large Cap Growth
Fund may also invest to a limited  degree in  preferred  stocks and debt  securities  when they are believed by the subadviser to offer opportunities for capital growth.

         Both Funds may also  invest in  American  Depositary  Receipts  (ADRs).  Jennison  Growth Fund will invest only up to 20% of its total assets in foreign  equity  securities,  whereas  Large Cap Growth Fund may invest up to
100% of its  assets in  securities  of  foreign  issuers  under  certain  circumstances.  Both  Funds may also make similar use of derivative and hedging strategies.

         After the  transaction  is completed it is expected  that the combined  fund will be managed  according to the  investment  objective  and policies of Jennison  Growth  Fund.  For example,  with  respect to  investment  in foreign equity  securities,  the combined fund will invest only up to 20% of total assets.  Thus, the combined fund may be subject to a lower  degree of risk  relative  to the Large Cap Growth  Fund,  which may invest up to 100% of total  assets  in  foreign  equity  securities.  The  combined  fund will also  invest  in  smaller  capitalization companies  than the Large Cap Growth Fund,  which may subject the combined fund to a higher degree of risk relative to the Large Cap Growth Fund.

         Jennison Growth Fund is managed by Prudential  Investments  LLC  (previously  defined as PI). PI serves as co-manager of Large Cap Growth Fund with American Skandia  Investment  Services,  Inc.  (ASISI).  The address of PI is Gateway  Center Three,  100 Mulberry  Street,  14th Floor,  Newark,  New Jersey  07102-4077.  As of December 31,
2003,  PI served as  manager  to the  Prudential  mutual  funds,  and as manager  or  administrator  to  closed-end investment  companies,  with aggregate assets of approximately  $108.6 billion. PI and its predecessors have served as manager or  administrator  to investment  companies  since 1987.  The address of ASISI is One  Corporate  Drive,
Shelton,  Connecticut  06484.  Until May 1, 2003 when PI became co-manager of Strategic  Partners,  ASISI served as the sole investment manager to Strategic Partners since it commenced  operations,  and has served since 1992 as the investment  manager to American  Skandia Trust  ("AST").  As of December 31, 2003,  Strategic  Partners and AST had
aggregate  assets of  approximately  $26 billion.  PI also serves as co-manager to AST.  Jennison  Associates  LLC, located at 466  Lexington  Avenue,  New York,  New York 10017,  serves as  subadvisor to the Large Cap Growth Fund.
Jennison has served as an investment  advisor  since 1969 and has advised  investment  companies  since 1990. As of
December 31, 2003, Jennison had approximately $59 billion in assets under management.

         Large Cap Growth Fund typically  distributes  substantially  all of its net realized capital gains and net investment  income at least once a year.  Jennison Growth Fund typically  distributes  substantially all of its net realized capital gains annually, and distributes all of its net investment income twice a year.

Investment Advisory Services

         Under separate  management  agreements with each Fund, PI currently provides  investment advisory services to  Jennison  Growth  Fund and PI and ASISI  currently  provide  investment  advisory  services to Large Cap Growth
Fund. Each Fund has the same subadviser,  Jennison  Associates LLC (previously  defined as Jennison).  Spiros "Sig"
Segalas,  Kathleen A.  McCarragher  and Michael A. Del Balso serve as the  co-portfolio  managers for both Jennison
Growth Fund and Large Cap Growth Fund.  For more  information  about  Jennison or the portfolio  managers,  see the
Prospectus  of the  respective  Fund.  The other  service  providers  to the Funds are not  expected to change as a result of the proposed transaction.

Expense Structures

         Large Cap Growth Fund pays a monthly  management  fee to ASISI for its services as  co-manager.  Under the terms of the management  agreement with Large Cap Growth Fund, PI receives no management fee for its  co-management of Large Cap Growth  Fund.  Large Cap Growth  Fund has agreed to pay ASISI a  management  fee at an annual  rate of
..90% of average  daily net assets.  ASISI,  in turn,  pays out of its  management  fee from Large Cap Growth Fund a fee to Large Cap Growth Fund's subadviser (Jennison) for providing investment advisory services to the Fund.

         Jennison  Growth Fund pays a monthly  management  fee to PI. PI, in turn,  pays out of its  management fee from Jennison Growth Fund a fee to Jennison Growth Fund's subadviser  (Jennison) for providing  investment advisory services to the Fund.  Jennison  Growth Fund has agreed to pay a management  fee to PI at an annual rate of .60% of the Fund's  average net assets up to $300 million,  .575% of the Fund's average net assets of the next $4.7 billion and .55% of the Fund's  average net assets  over $5 billion.  For the fiscal year ended  September  30,  2003,  the
Jennison  Growth Fund paid PI  management  fees equal to an  effective  annual  rate of .58% of the Fund's  average daily net assets.

         If the  transaction  is  approved,  shareholders  of Large  Cap  Growth  Fund are  expected  to  realize a reduction in both the net annual  operating  expenses and gross annual  operating  expenses  (that is,  without any waivers) paid on their investment.

Purchases, Redemptions and Exchanges

         Each Fund  currently  has the  similar  policies  with  respect  to  purchasing  shares and  redeeming  or exchanging  shares,  although Class L, Class M and Class X shares of Large Cap Growth Fund are no longer  available for  direct  purchase  and are only  available  for  exchange  with  other  Class L,  Class M and  Class X  shares, respectively  offered by Strategic Partners.  For more information  regarding the Funds' policies,  see "Purchases,
Redemptions, Exchanges and Distributions" below.

Tax Considerations

         For federal  income tax  purposes,  in the opinion of counsel,  no gain or loss will be  recognized by the shareholders  of Large Cap  Growth  Fund as a result of the  transaction.  For a more  detailed  discussion  of the federal income tax consequences, see "U.S. Federal Income Tax Considerations" below.

Appraisal Rights

         Shareholders  of Large Cap Growth Fund do not have appraisal  rights under Maryland law in connection with the transaction.

         Shareholders  of Large Cap Growth Fund may,  however,  redeem their shares at net asset value prior to the date of the proposed transaction.

Potential Benefits from the Transaction

         Overall,  the proposed  transaction would provide shareholders of Large Cap Growth Fund with the following potential benefits:

(a) the opportunity to participate in a larger fund;
(b)  investment  in a fund with an investment  objective  and policies  similar to the  investment  objectives  and policies of Large Cap Growth Fund; and
(c) net and gross annual  operating  expenses for the shares of Jennison Growth Fund that will be received by Large
Cap Growth Fund  shareholders are expected to be substantially  lower than for the Class A, Class B, Class C, Class
L, Class M and Class X shares of Large Cap  Growth  Fund held by Large Cap Growth  Fund  shareholders  prior to the transaction.

The Board of  Directors  of  Strategic  Partners  and  Prudential  Investment  Portfolios,  Inc.  believe  that the transaction  will  benefit  shareholders  of Large Cap Growth Fund and  Jennison  Growth  Fund,  respectively,  and recommend that shareholders of each Fund vote in favor of the transaction.

                                             THE PROPOSED TRANSACTION

         Shareholders  of Large  Cap  Growth  Fund  will be asked  at the  Meeting  to vote  upon and  approve  the
Reorganization  Agreement  under  which Large Cap Growth  Fund will  transfer  all of its assets to, and all of its liabilities will be assumed by, Jennison Growth Fund,  whereupon  Jennison Growth Fund will be the surviving mutual fund.  If the  transaction  is  approved,  each  whole  and  fractional  share of Class A and  Class L of Large Cap
Growth  Fund shall be  exchanged  for whole and  fractional  shares of equal net asset value of Class A of Jennison
Growth  Fund;  each whole and  fractional  share of Class B, Class M and Class X shall be  exchanged  for whole and fractional  shares of equal net asset  value of Class B of  Jennison  Growth  Fund;  and each whole and  fractional share of Class C of Large Cap Growth Fund shall be  exchanged  for whole and  fractional  shares of equal net asset value of Class C of Jennison Growth Fund, as soon as practicable  following the Meeting,  and outstanding shares of
Large Cap Growth Fund will be cancelled,  on or about the Effective  Time.  Only  shareholders  of Large Cap Growth
Fund will vote on the transaction.  No vote by shareholders of Jennison Growth Fund is required.

         The  Reorganization  Agreement  provides that it is a condition to both Funds'  obligation to complete the transaction  that the Funds will have  received an opinion of counsel to the effect that the  transaction  will not result in any  taxable  gain or loss for U.S.  federal  income tax  purposes  to Large Cap Growth  Fund or Jennison
Growth Fund or to the shareholders of any of the Funds.

Fund Operating Expenses

         Each Fund pays a management fee to PI or ASISI,  as applicable,  for managing its investments and business affairs  which is  calculated  and paid PI or ASISI,  as  applicable,  every  month.  Large Cap Growth  Fund pays a management  fee to ASISI at an annual rate of 0.90% of its average  daily net assets.  Jennison  Growth Fund pays a management  fee to PI at an annual rate of .60% of the Fund's  average net assets up to $300 million,  .575% of the
Fund's  average  net assets of the next $4.7  billion  and .55% of the Fund's  average  net assets over $5 billion.
For the fiscal  year ended  September  30,  2003,  the  Jennison  Growth Fund paid PI  management  fees equal to an effective annual rate of .58% of the Fund's average daily net assets.
         In addition to the  management  fee,  each Fund incurs other  expenses for  services  such as  maintaining shareholder  records  and  furnishing  shareholder  statements  and  financial  reports.  For the fiscal year ended
September 30, 2003,  Jennison Growth Fund's  annualized total operating expense ratios for Class A shares was 1.22%
(before  contractual  waivers and  reimbursements  applicable at the time),  for Class B shares was 1.92%,  and for
Class C shares was 1.92%.  For the fiscal year ended  October 31, 2003,  Large Cap Growth Fund's  annualized  total operating  expense  ratios  after  contractual  waivers  and  reimbursements,  and  utilizing  the class  structure effective  April 12,  2004,  for Class A shares  was 1.47%,  for Class B shares  was 2.17%,  for Class C shares was
2.17%,  and for Class X shares was 2.17%.  For the fiscal  year ended  October 31,  2003,  Class L and Class M were not in  existence.  However,  if such classes were in  existence at that time,  the expense  ratios would have been
1.67% for Class L shares and 2.17% for Class M shares.

         If  shareholders  of Large Cap Growth  Fund  approve  the  transaction,  Jennison  Growth  Fund's  expense structure will apply.  Assuming  continuation of Jennison Growth Fund's current  expenses,  this expense  structure would decrease the total  operating  expenses  currently  incurred by shareholders of each class of shares of Large
Cap Growth  Fund.  If the  proposed  transaction  is not  approved,  Large Cap Growth Fund will  continue  with its current fee and expense  structure,  except that there is no assurance  that  ASISI's  agreement to limit Large Cap
Growth Fund's operating  expenses,  exclusive of taxes,  interest,  brokerage  commissions,  distribution  fees and extraordinary  expenses,  to 1.17% of the  Fund's  average  net  assets  will  continue  past  March 1,  2005.  See
"Operating Expense Tables" below for estimates of expenses if the transaction is approved.

Shareholder Fees

         The  following  table shows the  shareholder  fees that are imposed on new  purchases  or  redemptions  of shares of Large Cap Growth Fund.

Large Cap Growth Fund Shareholder Fees

                                                                   CLASS       CLASS       CLASS
    Shareholder Fees (paid directly from your investment)(1)         A            B           C     CLASS L*  CLASS M*  CLASS X*
Maximum sales charge (load) imposed on purchases (as a
percentage of offering price)                                      5.50%        None        None       N/A      N/A       N/A
Maximum deferred sales charge (load) imposed on sales (as a
percentage of the lower of original purchase price or sale
proceeds)                                                          1%(1)       5%(2)       1%(2)      1%(1)    6%(2)     6%(2)
Redemption Fee                                                    None(3)     None(3)     None(3)    None(3)  None(3)   None(3)
Exchange Fee                                                        None        None        None      None      None      None
Total maximum sales charge                                         5.50%         5%          1%       None       6%        6%
* Class L, Class M, and Class X Shares are no longer available for purchase.
(1)      Investors  who  purchase $1 million or more of Class A  shares are not subject to an initial  sales charge and  investors  who  purchased  $1 million  or more of Class A and Class L shares  who were not  subject to an initial  sales  charge are subject to a contingent  deferred  sales  charge  (CDSC) of 1% for shares  redeemed within 12 months of purchase.
(2)      If you  purchase  Class B shares,  you do not pay an  initial  sales  charge but you may pay a CDSC if you redeem some or all of your  shares  before the end of the sixth year after which you  purchased  such  shares.
     The CDSC is 5%, 4%, 3%, 2%, 1% and 1% for  redemptions  of Class B shares  occurring in years one through six, respectively.  If you own Class M or X shares,  you may pay a CDSC if you  redeem  some or all of your  shares before  the end of the  seventh  (in the case of Class M  shares)  or  eighth  (in the case of Class X shares)
     year after which you  purchased  such  shares.  The CDSC is 6%, 5%, 4%, 3%, 2%, 2% and 1% for  redemptions  of
     Class M shares  occurring  in years one through  seven,  respectively.  The CDSC is 6%, 5%, 4%, 4%, 3%, 2%, 2%
     and 1% for  redemptions  of Class X shares  occurring  in years one through  eight,  respectively.  No CDSC is charged after these periods.  If you purchase  Class C shares,  you may incur a CDSC if you redeem some or all of your Class C shares within 12 months of the calendar month of purchase.
(3)      A $10 fee may be imposed for wire transfers of redemption proceeds.

         The  following  table shows the  shareholder  fees that are imposed on new  purchases  or  redemptions  of shares of  Jennison  Growth  Fund.  These fees will not be imposed on new shares of  Jennison  Growth Fund that are acquired pursuant to the transaction.

Jennison Growth Fund Shareholder Fees

             Shareholder Fees (paid directly from your investment)(1)                CLASS A       CLASS B       CLASS C
Maximum sales charge (load) imposed on purchases (as a percentage of offering
price)                                                                                5.50%         None           None
Maximum deferred sales charge (load) imposed on sales (as a percentage of the
lower of original purchase price or sale proceeds)                                  1.00%(2)      5.00%(3)       1.00%(4)
Total maximum sales charge                                                            5.50%         5.00%         1.00%
(1)      Your broker may charge you a separate or additional fee for purchases and sales of shares.
(2)      Investors  who  purchase $1 million or more of Class A  shares are not subject to an initial  sales charge but are subject to a contingent  deferred  sales charge (CDSC) of 1% for shares  redeemed  within 12 months of purchase.
(3)      The CDSC for Class B shares  decreases  by 1%  annually  to 1% in the fifth and sixth  years and 0% in the seventh year. Class B shares convert to Class A shares approximately seven years after purchase.
(4)      The CDSC for Class C shares is 1% for shares redeemed within 12 months of purchase.

         The  following  table  shows the pro forma  shareholder  fees that will be  imposed on new  purchases  and redemptions of shares of Jennison Growth Fund if the  reorganization  transaction is approved.  These fees will not be imposed on new shares of Jennison Growth Fund that are acquired pursuant to the transaction.

Pro Forma Jennison Growth Fund Shareholder Fees
              Shareholder Fees (paid directly from your investment)(1)                  CLASS A       CLASS B        CLASS C
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)     5.50%          None          None
Maximum deferred sales charge (load) imposed on sales (as a percentage of the lower
of original purchase price or sale proceeds) *                                         1.00%(2)       5.00%(3)      1.00%(4)
Total maximum sales charge                                                               5.50%         5.00%          1.00%
(1)      Your broker may charge you a separate or additional fee for purchases and sales of shares.
(2)      Investors  who  purchase $1 million or more of Class A  shares are not subject to an initial  sales charge but are subject to a contingent  deferred  sales charge (CDSC) of 1% for shares  redeemed  within 12 months of purchase.
(3)      The CDSC for  Class B  shares  decreases  by 1%  annually to 1% in the fifth and sixth years and 0% in the seventh year. Class B shares convert to Class A shares approximately seven years after purchase.
(4)      The CDSC for Class C shares is 1% for shares redeemed within 12 months of purchase.

Operating Expense Tables

         The following  tables show the operating  fees and expenses of Class A, Class B,  Class C,  Class L, Class
M, and Class X shares of Large Cap Growth  Fund and Class A, Class B, and Class C shares of Jennison  Growth  Fund, and pro forma fees for the combined fund after giving effect to the  transaction  (the  "Combined  Jennison  Growth
Fund").  The pro forma fees  shown in the  following  tables  assume  that  shareholders  of Large Cap Growth  Fund approve the  transaction.  Fund operating  expenses are paid out of each Fund's assets.  Expenses are factored into each Fund's share price or dividends and are not charged directly to shareholder  accounts.  The following  figures are based on historical  expenses of Large Cap Growth Fund as of October 31, 2003,  and Jennison  Growth Fund as of
September 30, 2003.

Class A and Class L Shares
                                                    arge Cap Growth Fund                         Jennison       Pro Forma
                                                       Class A Shares    Large Cap Growth Fund    Growth         Combined
                                                                            Class L Shares         Fund      Jennison Growth
                                                                                               lass A Shares       Fund
                                                   L                                          C               Class A Shares
Management Fees                                             .90%                 .90%              .58%            .58%

+ Distribution and service (12b-1) fees                     .30%                 .50%              .30%            .30%
+ Other expenses                                           12.78%               12.78%             .34%            .34%
= Annual operating expenses                                13.98%               14.18%             1.22%          1.22%
- Fee waiver or expense reimbursement                   12.51%(1)(2)           12.51%(2)          None(1)        None(1)
= Net annual operating expenses                            1.47%                 1.67%             1.22%          1.22%
(1) For the fiscal years  ending  October 31, 2004 for the  Large-Cap  Growth Fund and  September  30, 2004 for the
Jennison Growth Fund, PIMS has voluntarily  agreed to reduce its  distribution and service (12b-1) fees for Class A shares to .25 of 1% of the average  daily net assets of the  Class A  shares.  PIMS may  terminate  this  voluntary agreement at any time.
(2) ASISI has voluntarily  agreed to limit the net annual  operating  expenses of Large Cap Growth Fund until March
1, 2005  (exclusive  of  distribution  and service  (12b-1)  fees) so that each class of shares of Large Cap Growth
Fund does not exceed 1.17% of the Fund's  average  daily net assets.  There is no assurance  ASISI will continue to reimburse and/or waive fees for the fund after March 1, 2005.

Class B, Class M and Class X Shares
                                                     Large Cap                    Large Cap                     Pro Forma
                                                    Growth Fund                  Growth Fund     Jennison        Combined
                                                    lass B Shares                lass X Shares    Growth      ennison Growth
                                                                    Large Cap                      Fund      J     Fund
                                                                   Growth Fund                    Class B        Class B
                                                   C             Class M Shares C                 Shares          Shares
Management Fees                                         .90%          .90%           .90%          .58%            .58%
+ Distribution and service (12b-1) fees                1.00%          1.00%         1.00%          1.00%          1.00%
+ Other expenses                                       11.68%        11.68%         9.72%          .34%            .34%
= Annual operating expenses                            13.58%        13.58%         11.62%         1.92%          1.92%
- Fee waiver or expense reimbursement                11.41%(1)      11.41%(1)      9.45%(1)        None            None
= Net annual operating expenses                        2.17%          2.17%         2.17%          1.92%          1.92%
(1) ASISI has voluntarily  agreed to limit the net annual  operating  expenses of Large Cap Growth Fund until March
1, 2005  (exclusive  of  distribution  and service  (12b-1)  fees) so that each class of shares of Large Cap Growth
Fund does not exceed 1.17% of the Fund's  average  daily net assets.  There is no assurance  ASISI will continue to reimburse and/or waive fees for the fund after March 1, 2005.

Class C Shares
                                                                                                              Pro Forma
                                                                                                               Combined
                                                      Large Cap Growth Fund      Jennison Growth Fund    Jennison Growth Fund
                                                          Class C Shares            Class C Shares          Class C Shares
Management Fees                                                .90%                      .58%                    .58%
+ Distribution and service (12b-1) fees                       1.00%                     1.00%                   1.00%
+ Other expenses                                              13.09%                     .34%                    .34%
= Annual operating expenses                                   14.99%                    1.92%                   1.92%
- Fee waiver or expense reimbursement                       12.82%(1)                    None                    None
= Net annual operating expenses                               2.17%                     1.92%                   1.92%
(1) ASISI has voluntarily  agreed to limit the net annual  operating  expenses of Large Cap Growth Fund until March
1, 2005  (exclusive  of  distribution  and service  (12b-1)  fees) so that each class of shares of Large Cap Growth
Fund does not exceed 1.17% of the Fund's  average  daily net assets.  There is no assurance  ASISI will continue to reimburse and/or waive fees for the fund after March 1, 2005.

Examples of the Effect of Fund Expenses

         The following table illustrates the expenses on a hypothetical  $10,000  investment in each Fund under the current and pro forma  (combined  fund)  expenses  calculated  at the rates  stated  above for the first year,  and thereafter  using gross expenses with no fee waivers or expense  reimbursements,  assuming a 5% annual return,  and assuming that you sell your shares at the end of each period.

Class A and Class L Shares

                                                  One Year      Three Year      Five Year      Ten Year
Large Cap Growth Fund (Class A)                    $1,812         $4,006          $5,823        $9,117
Large Cap Growth Fund (Class L)                    $1,850         $4,060          $5,883        $9,162
Jennison Growth Fund (Class A)                      $667           $916           $1,183        $1,946
Combined Fund (Class A)                             $667           $916           $1,183        $1,946

Class B, Class M, and Class X Shares*
                                                  One Year      Three Year      Five Year      Ten Year
Large Cap Growth Fund (Class B)                    $1,800         $3,874          $5,575        $9,015
Large Cap Growth Fund (Class M)                    $1,900         $3,974          $5,675        $9,002
Large Cap Growth Fund (Class X)                    $1,752         $3,631          $5,345        $8,626
Jennison Growth Fund (Class B)                      $695           $903           $1,137        $1,976
Combined Fund (Class B)                             $695           $903           $1,137        $1,976

Class B, Class M, and Class X Shares (assuming no redemption)*
                                                  One Year      Three Year      Five Year      Ten Year
Large Cap Growth Fund (Class B)                    $1,300         $3,574          $5,475        $9,015
Large Cap Growth Fund (Class M)                    $1,300         $3,574          $5,475        $9,002
Large Cap Growth Fund (Class X)                    $1,152         $3,231          $5,045        $8,626
Jennison Growth Fund (Class B)                      $195           $603           $1,037        $1,976
Combined Fund (Class B)                             $195           $603           $1,037        $1,976
*Class B shares of both Funds  convert to Class A shares after  approximately  seven  years,  Class M shares of the
Large Cap  Growth  Fund  automatically  convert to Class A shares in eight  years,  Class X shares of the Large Cap
Growth  Fund  automatically  convert  to Class A shares  in ten  years  (eight  years in the case of Class X shares purchased  prior to August  19,  1998).  This table  assumes  that  after the  conversion,  Class A shares are held instead of Class B shares or Class X shares until the end of the period.

Class C Shares
                                                  One Year      Three Year      Five Year      Ten Year
Large Cap Growth Fund (Class C)                    $1,524         $3,860          $5,833        $9,279
Jennison Growth Fund (Class C)                      $295           $603           $1,037        $2,243
Combined Fund (Class C)                             $295           $603           $1,037        $2,243

Class C Shares (assuming no redemption)
                                                  One Year      Three Year      Five Year      Ten Year
Large Cap Growth Fund (Class C)                    $1,424         $3,860          $5,833        $9,279
Jennison Growth Fund (Class C)                      $195           $603           $1,037        $2,243
Combined Fund (Class C)                             $195           $603           $1,037        $2,243

         These examples  assume that all dividends and other  distributions  are reinvested and that the percentage amounts  listed  under  "Total  annual  operating  expenses"  remain the same in the years  shown.  These  examples illustrate the effect of expenses,  but are not meant to suggest actual or expected  expenses,  which may vary. The assumed  return of 5% is not a prediction  of, and does not  represent,  actual or expected  performance  of either
Fund.

Pro Forma Capitalization

         The  following  table shows the  capitalization  of Large Cap Growth Fund and  Jennison  Growth Fund as of
April 15, 2004 and the pro forma Combined  Jennison Growth Fund  capitalization  as if the transaction had occurred on that date.

                                                                                            Pro Forma
                                                                                            Combined
                                  Large Cap Growth         Jennison Growth               Jennison Growth
                                        Fund                   Fund *                        Fund **
Net Assets
Class A                                $34,905            $1,289,110,226                        $1,289,635,039
Class B                                     99               567,489,752                           569,200,545
Class C                                454,158               109,955,171                           110,409,329
Class L                                489,908                       N/A                                   N/A
Class M                              1,329,152                       N/A                                   N/A
Class X                                381,542                       N/A                                   N/A
Class Z                                    N/A             1,464,675,094                         1,464,675,094
Net Asset Value Per Share
Class A                                   9.15                     13.22                                 13.22
Class B                                   9.03                     12.31                                 12.31
Class C                                   9.04                     12.31                                 12.31
Class L                                   9.15                       N/A                                   N/A
Class M                                   9.03                       N/A                                   N/A
Class X                                   9.01                       N/A                                   N/A
Class Z                                    N/A                     13.53                                 13.53
Shares Outstanding
Class A                                  3,815                97,486,376                            97,526,074
Class B                                     11                46,112,179                            46,251,155
Class C                                 50,225                 8,934,481                             8,971,374
Class L                                 53,560                       N/A                                   N/A
Class M                                147,273                       N/A                                   N/A
Class X                                 42,324                       N/A                                   N/A
Class Z                                    N/A               108,257,302                           108,257,302
*Jennison Growth Fund does not offer Class L, Class M, or Class X shares.
**The Pro Forma Combined  Jennison  Growth Fund will not offer Class L, Class M, or Class X shares.  Class L shares of Large Cap Growth Fund will be  exchanged  for Class A shares of Jennison  Growth  Fund.  Class M Shares of Large
Cap Growth Fund will be exchanged  for Class B shares of Jennison  Growth Fund.  Class X Shares of Large Cap Growth
Fund will be exchanged for Class B Shares of Jennison Growth Fund.

Forms of Organization

         Large Cap Growth Fund, a diversified  fund, is a series of Strategic  Partners,  which is registered as an open-end  management  investment  company,  and is organized  as a Maryland  corporation.  Jennison  Growth Fund, a diversified fund, is a series of Prudential  Investment  Portfolios,  which is registered as an open-end management investment company and is organized as a Maryland  corporation.  Prudential  Investment Portfolios also offers five other series:  Dryden Active  Allocation  Fund,  Jennison  Equity  Opportunity  Fund,  JennisonDryden  Conservative
Allocation Fund,  JennisonDryden  Moderate  Allocation Fund and JennisonDryden  Growth Allocation Fund. For matters requiring the approval of all  shareholders  of Prudential  Investment  Portfolios,  the  shareholders of the other series of Prudential  Investment  Portfolios  participate in such voting together with the shareholders of Jennison
Growth Fund.

         Both  Prudential   Investment   Portfolios  and  Strategic   Partners  operate  pursuant  to  Articles  of
Incorporation and By-Laws.  Both Prudential  Investment  Portfolios and Strategic  Partners are governed by a Board of  Directors  (each  a  "Board"  and  sometimes  separately  referred  to as  "Directors").  Due  to  each  Fund's incorporation  in Maryland,  the governing  documents of Prudential  Investment  Portfolios and Strategic  Partners
confer similar rights on shareholders.

Performance

         The following  tables  compare the annual  returns for the periods set forth below for each Fund.  The bar charts  show  each  Fund's  performance  for each  full  calendar  year for the last 10  calendar  years  (or since inception,  if less than 10 calendar years).  The bar charts and tables below  demonstrate the risk of investing in each Fund by showing how returns can change from year to year and by showing how each Fund's  average  annual total return  for 1 year,  5 years,  10 years and since  inception  compared  with a stock  index and a group of  similar mutual funds.  Past  performance,  before and after taxes,  is not an indication  that a Fund will achieve  similar results in the future.

Large Cap Growth Fund
Annual Returns(*)(1) (Class L shares)

Jennison Growth Fund
Annual Returns(1) (Class A Shares)

(GRAPHIC)

* On April 12,  2004,  Class A shares of Large Cap Growth  Fund were  re-designated  as Class L shares.  New series of Class A shares of Large Cap Growth Fund were initiated as of that date.
(1) These annual  returns do not include sales charges.  If sales charges were  included,  the annual returns would be lower than those shown.

Performance Comparisons of the Funds

         The following  tables  compare each Fund's  average  annual total  returns,  on a before-tax and after-tax basis as indicated,  for the periods set forth below.  Average annual total returns  include the deduction of sales charges, are based on past results and are not an indication of future performance.

Large Cap Growth Fund

(GRAPHIC)

Average Annual Returns(1) (as of 12-31-03)
                                                                     1 YR            SINCE INCEPTION
Class A shares*                                                      N/A           N/A (since 4-12-04)
Class B shares*                                                      N/A           N/A (since 4-12-04)
Class C shares                                                      24.68%         0.00% (since 5-1-02)
Class M shares*                                                     19.80%        -2.16% (since 5-1-02)
Class X shares                                                      22.12%        -1.08% (since 5-1-02)

Class L Shares*
Return Before Taxes                                                 19.31%        -2.40% (since 5-1-02)
Return After Taxes on Distributions(2)                              17.00%        -3.54% (since 5-1-02)
Return After Taxes on Distributions and Sale of Portfolio
Shares  (2)                                                         14.98%        -2.17% (since 5-1-02)

Index (reflects no deduction for fees, expenses or taxes)
Standard & Poor's 500 Index(3)                                      28.67%        See footnote (3) below

* On April 12,  2004,  Class A shares of Large Cap Growth Fund were  re-designated  as Class L shares,  and Class B shares of Large Cap Growth Fund were  re-designated  as Class M  shares.  New series of Class A shares and Class  B shares of Large Cap Growth Fund were initiated as of that date.
(1) The Fund's  returns are after  deduction of sales charges and expenses.  Without the  distribution  and service
(12b-1) fee waiver for Class A shares and overall expense limitations, the returns would have been lower.
(2) After-tax  returns are calculated  using the historical  highest  individual  federal marginal income tax rates and do not reflect the impact of state and local  taxes.  Actual  after-tax  returns  depend on an  investor's  tax situation  and may differ from those shown.  After-tax  returns  shown are not relevant to investors who hold their
Fund shares through tax-deferred  arrangements,  such as 401(k) plans or individual retirement accounts.  After-tax returns are shown only for Class L  shares.  After-tax  returns for other classes will vary due to differing  sales charges and expenses.  Past  performance,  before and after taxes, does not mean that the Fund will achieve similar results in the future.
(3) The S&P 500 Index - an  unmanaged  index of 500 stocks of large U.S.  public  companies - gives a broad look at how U.S.  stock prices have  performed.  These  returns do not include the effect of any sales charges or operating expenses  or taxes.  These  returns  would be lower if they  included  the effect of sales  charges  and  operating expenses  and  taxes.  S&P 500 Index  returns  since the  inception  of each  class are 3.80% for Class C, Class L,
Class M and Class X shares and not applicable for Class A and Class B shares.  Source:  Lipper, Inc.

Jennison Growth Fund

Average Annual Returns(1) (as of 12-31-03)
Return Before Taxes                                        1 YR         5 YRS         SINCE INCEPTION
Class A shares                                               22.68%     -4.41%      6.30%(since 11-2-95)
Class C shares                                               27.89%     -4.04%     6.25% (since 11-2-95)
Class Z shares                                               30.12%     -3.08%     7.30% (since 4-15-96)

Class B Shares
Return Before Taxes                                          23.89%     -4.20%     6.25% (since 11-2-95)
Return After Taxes on Distributions(2)                       23.89%     -4.83%     5.50% (since 11-2-95)
Return After Taxes on Distributions and Sales of
Series Shares(2)                                             15.53%     -3.07%     5.34% (since 11-2-95)

Index (reflects no deduction for fees, expenses or
taxes)
Standard & Poor's 500 Index(3)                               28.67%     -0.57%     See footnote (3) below
Russell 1000 Growth Index(4)                                 29.75%     -5.11%     See footnote (4) below
Lipper Average(5)                                            27.00%     -3.87%     See footnote (5) below
(1) The Fund's returns are after deduction of sales charges and expenses.  Without the distribution and service
(12b-1) fee waiver for Class A shares the returns would have been lower.
(2) After-tax  returns are calculated  using the historical  highest  individual  federal marginal income tax rates and do not reflect the impact of state and local  taxes.  Actual  after-tax  returns  depend on an  investor's  tax situation  and may differ from those shown.  After-tax  returns  shown are not relevant to investors who hold their
Fund shares through tax-deferred  arrangements,  such as 401(k) plans or individual retirement accounts.  After-tax returns are shown only for Class B shares.  After-tax  returns for other  classes will vary due to differing  sales charges and expenses.  Past  performance,  before and after taxes, does not mean that the Fund will achieve similar results in the future.
(3) The S&P 500 Index - an  unmanaged  index of 500 stocks of large U.S.  public  companies - gives a broad look at how U.S.  stock prices have  performed.  These  returns do not include the effect of any sales charges or operating expenses  or taxes.  These  returns  would be lower if they  included  the effect of sales  charges  and  operating expenses and taxes.  S&P 500 Index  returns  since the  inception of each class are 10.01% for Class A, Class B and
Class C shares and 11.25% for Class Z shares.  Source: Lipper Inc.
(4) The Russell 1000 Growth Index contains those  securities in the Russell 1000 Index with a  greater-than-average growth  orientation.  Companies in this index tend to exhibit higher  price-to-book and  price-to-earnings  ratios.
Again,  these  returns  would be lower if they  included  the effect of sales  charges and  operating  expenses and taxes.  Russell  1000 Growth  Index  returns  since the  inception of each class are 7.40% for Class A, Class B and
Class C shares and 8.99% for Class Z shares.  Source: Lipper Inc.
(5) The  Lipper  Average is based on the average  return of all mutual funds in the Large Cap Growth Funds category and does not include the effect of any sales  charges or operating  expenses or taxes.  Again,  these returns would be lower if they included the effect of sales  charges and operating  expenses and taxes.  Lipper  Average  returns since  the  inception  of each  class are  6.18%  for  Class A,  Class B and  Class C shares  and 8.07% for Class Z shares.  Source: Lipper Inc.

                                        INVESTMENT OBJECTIVES AND POLICIES

         If the  transaction is approved,  the  shareholders  of Large Cap Growth Fund will become  shareholders of
Jennison Growth Fund.  The following information compares the investment objectives and policies of the Funds.

Investment Objectives

         Large Cap Growth  Fund's  investment  objective is to seek  maximum  growth of  investors'  capital from a portfolio  primarily  of growth  stocks  of larger  companies.  Jennison  Growth  Fund's  investment  objective  is long-term  growth of capital.  The  investment  objective of Jennison  Growth Fund is a  fundamental  policy.  This means that the  objective  cannot be changed  without the approval of  shareholders  of Jennison  Growth Fund.  The investment  objective of Large Cap Growth Fund is not a  fundamental  policy,  and may be changed by its  Directors without  shareholder  approval.  There can be no assurance that Large Cap Growth Fund or Jennison  Growth Fund will achieve  its  objective.  With the  exception  of  fundamental  policies,  investment  policies of the Funds can be changed without shareholder approval.

Principal Investment Strategies

         Both Large Cap Growth Fund and Jennison  Growth Fund seek to achieve their  investment  objective  through similar, but not identical investment  strategies.  Large Cap Growth Fund seeks to achieve its investment objective by  normally  investing  at least  80% of the  value of its  assets in  securities  issued by large  capitalization companies.  Large Cap Growth Fund pursues its investment  objective by normally  investing  primarily in the equity securities of  large-sized  companies  included in the Russell 1000 (R) Growth  Index.  The Russell 1000 (R) Growth
Index is a market  capitalization  index that measures the performance of large,  established  companies with above average  growth  prospects.  As of December 31, 2003,  the average  market  capitalization  of the companies in the
Russell  1000(R)  Growth  Index  was  approximately  $13.47  billion  and  the  median  market  capitalization  was approximately  $3.97  billion.  The size of the  companies  in the Russell  1000 (R) Growth  Index will change with market  conditions.  Jennison Growth Fund seeks to achieve its investment  objective by normally investing at least
65% of its total assets in equity-related  securities of companies that exceed $1 billion in market  capitalization and that the Fund  believes have  above-average  growth  prospects.  These  companies  tend to have a unique market niche,  a strong new product  profile or superior  management.  These  companies  include  small,  medium and large capitalization  companies.  The risk to which a fund is  subject  depends in part on the size of the  companies  in which the fund  invests.  Securities  of smaller  companies  tend to be subject to more  abrupt and  erratic  price movements than securities of larger  companies,  in part because they may have limited product lines,  markets,  or financial resources.  Market  capitalization,  which is the total market value of a company's outstanding stock, is often used to classify  companies  based on size.  Jennison  Growth Fund may be subject to a higher  degree of risk relative to Large Cap Growth Fund since this fund may invest in small and medium sized companies.

         Jennison Growth Fund and Large Cap Growth Fund each invests  primarily in equity-related  securities.  The equity  securities  in which the Large Cap Growth Fund invests  include  common stocks and  securities  convertible into or  exchangeable  for common stocks,  including  warrants and rights.  Equity-related  securities in which the
Jennison  Growth  Fund  primarily  invests  are common  stocks,  nonconvertible  preferred  stocks and  convertible securities  including  bonds,  corporate  notes and  preferred  stocks.  Large Cap Growth Fund may also invest to a limited  degree in preferred  stocks when they are believed by its  subadviser to offer  opportunities  for capital growth.

         The Jennison  Growth Fund may also invest to a lesser extent in other  equity-related  securities  such as warrants and rights that can be exercised  to obtain  stock;  investments  in various  types of business  ventures, including partnerships and joint ventures; securities of real estate investment trusts and similar securities.

         The  subadviser of each fund is Jennison.  In  determining  which  securities to buy,  Jennison  pursues a similar strategy for each Fund. The subadviser  follows a highly  disciplined  investment  selection and management process of identifying  companies that show superior  absolute and relative  earnings  growth and also are believed to be attractively  valued.  Earnings  predictability  and confidence in earnings  forecasts are important parts of the selection  process.  Current income will not be a significant factor in selecting  investments.  The subadviser considers  selling or reducing a stock position when, in the opinion of the  subadviser,  the stock has experienced a fundamental  disappointment in earnings;  it has reached an intermediate-term  price objective and its outlook no longer seems  sufficiently  promising;  a relatively  more attractive  stock emerges;  or the stock has experienced adverse price movement.

         Each Fund may also  invest in  American  Depositary  Receipts  (ADRs),  which are  certificates--  usually issued by a U.S. bank or trust  company--  that represent an equity  investment in a foreign  company or some other foreign  issuer.  ADRs are valued in U.S.  dollars and are subject to many of the same risks as direct  investments in foreign  securities,  although  ownership of ADRs may reduce or eliminate  certain risks associated with holding assets in foreign  countries,  such as the risk of  expropriation.  Large Cap Growth  Fund may invest up to 100% of its assets in securities  of foreign  issuers in the form of depository  receipts or that are  denominated  in U.S.
dollars and which are consistent  with the Fund's  investment  objective and policies,  while Jennison  Growth Fund may invest up to 20% of its total assets in securities of foreign  issuers,  but normally  invests less than 10% of its assets in such securities.

         Each of the Funds  may  invest in  various  derivatives  strategies  in order to try to  improve  returns.
These derivative instruments include futures, options and swaps.  Derivatives involve costs and can be volatile.

         Jennison  Growth Fund has actively and  frequently  traded its  portfolio  securities  and  experienced  a higher portfolio  turnover rate than Large Cap Growth Fund. The higher  portfolio  turnover of Jennison Growth Fund as compared to Large Cap Growth Fund's turnover may result in higher  brokerage  commissions and other  transaction costs and can affect  performance.  This can also result in a greater amount of  distributions  that may be taxable as ordinary income rather than as long-term capital gains.

         Up to 25% of  Jennison  Growth  Fund's net assets may be subject to short  sales,  while  Large Cap Growth
Fund may not make short sales,  including  short sales "against the box." This means that Jennison  Growth Fund may sell a security  that it does not own,  which it may do if, for  example,  the  subadviser  thinks the value of the security  will  decline.  Short  sales  involve  costs and risk and the Fund  will  lose  money if the price of the security sold short  increases  between the time of the short sale and the date when the Fund replaces the borrowed security.  Jennison  Growth Fund also may make short sales  "against  the box." In a short sale against the box, at the time of sale,  the Fund owns or has the right to acquire the  identical  security at no additional  cost.  When selling short against the box, the Jennison Growth Fund gives up the  opportunity  for capital  appreciation in the security.

                                     COMPARISON OF OTHER POLICIES OF THE FUNDS
Diversification

         Each of the Funds is a  diversified  fund.  This  means  that,  with  respect  to 75% of the value of each
Fund's  total  assets,  not more than 5% of total assets of a Fund will be invested in the  securities  of a single issuer and a Fund will not hold more than 10% of any single  issuer's  outstanding  voting  securities  (other than securities issued or guaranteed by the U.S. Government or any of its agencies or  instrumentalities,  or securities of other  investment  companies).  The Funds may not purchase  the  securities  of any issuer if, as a result,  the
Fund would fail to be a  diversified  company  within the meaning of the  Investment  Company Act of 1940 (the 1940
Act).

Borrowing, Issuing Senior Securities and Pledging Assets

         The Large Cap Growth Fund may borrow money for (i) non-leveraging,  temporary or emergency  purposes,  and
(ii) engage in reverse  repurchase  agreements and make other  investments or engage in other  transactions,  which may involve a borrowing,  in a manner consistent with the Fund's investment  objective and policies;  provided that the  combination  of (i) and (ii) does not exceed 33 1/3% of the value of the Fund's assets  (including  the amount borrowed) less liabilities (other than borrowings) or such other amount permitted under the 1940 Act.

         In comparison,  the Jennison Growth Fund has a more flexible  borrowing policy,  which includes  borrowing for  investment  purposes.  The Fund may  borrow an amount  equal to no more than 33 1/3% of the value of its total assets,  calculated at the time of borrowing,  or such other amount  permitted  under the 1940 Act. For purposes of this  restriction,  the  purchase  or sale of  securities  on a  when-issued  or delayed  delivery  basis,  reverse repurchase  agreements,  dollar rolls, short sales,  derivative and hedging transactions such as interest rate swap transactions,  and collateral  arrangements with respect thereto,  and transactions similar to any of the foregoing and collateral  arrangements  with respect thereto,  and obligations of the Fund to Directors  pursuant to deferred compensation  arrangements  are not  deemed  to be a pledge  of assets or the  issuance  of a senior  security  for
Jennison Growth Fund.  Jennison  Growth Fund will not purchase  portfolio  securities when borrowings  exceed 5% of the value of its total assets.

         Although  Jennison  Growth Fund does not  currently  do so, it may, in the future,  borrow for  investment purposes,  which is generally known as  "leveraging."  Leveraging  exaggerates the effect on net asset value of any increase or decrease in the market value of a fund's  portfolio.  Money borrowed for leveraging  will be subject to interest costs which may or may not be recovered by  appreciation  of the  securities  purchased and may exceed the income from the securities  purchased.  In addition,  a fund may be required to maintain  minimum average  balances in connection  with such  borrowing or pay a commitment  fee to maintain a line of credit which would  increase the cost of borrowing over the stated interest rate.

Fixed-Income Securities

         In addition to investing  in common  stocks,  the Large Cap Growth Fund may invest to a limited  degree in preferred  stocks and debt securities when they are believed by the subadviser to offer  opportunities  for capital growth.  Jennison  Growth Fund may invest in debt  obligations  for capital  appreciation.  These  obligations  can produce income for each Fund.

         Jennison  Growth Fund may also invest up to 35% of its assets in  securities  issued or  guaranteed by the
U.S. government or by an agency or instrumentality of the U.S. government,  and mortgage-related  securities issued or guaranteed by U.S.  governmental  entities.  Jennison Growth Fund normally invests less than 1% of its assets in these  types of  securities.  Not all U.S.  government  securities  are  backed by the full faith and credit of the
United  States,  which means that payment of principal and interest are  guaranteed,  but market value is not. Some are supported  only by the credit of the issuing  agency and depend  entirely on their own resources to repay their debt and are  subject  to the risk of  default  like  private  issuers.  Mortgage-related  securities  are  usually pass-through  instruments  that pay  investors a share of all interest and  principal  payments  from an underlying pool  of  fixed  or  adjustable  rate  mortgages  and  include  collateralized  mortgage  obligations,  multi-class pass-through securities and stripped  mortgage-backed  securities.  A collateralized mortgage obligation (CMO) is a security  backed by an  underlying  portfolio  of  mortgages or  mortgage-backed  securities  that may be issued or guaranteed by U.S.  governmental  entities.  A multi-class  pass-through  security is an equity interest in a trust composed of  underlying  mortgage  assets.  Payments of  principal  and  interest  on the  mortgage  assets and any reinvestment  income thereon  provide the funds to pay debt service on the CMO or to make  scheduled  distributions on the  multi-class  pass-through  security.  Jennison  Growth  Fund also may  invest in  stripped  mortgage-backed securities  (MBS  strips).  MBS strips take the pieces of a debt security  (principal  and interest) and break them apart.  The resulting  securities may be sold  separately and may perform  differently.  Finally,  Jennison  Growth
Fund may invest for capital  appreciation  purposes  in  fixed-income  securities  rated  investment-grade  (Baa or higher by  Moody's  Investors  Service,  Inc.  or BBB or higher  by  Standard  & Poor's  Ratings  Services,  or the equivalent rating by another nationally recognized  statistical rating organization).  These include corporate debt and other debt  obligations of U.S. and foreign  issuers.  Jennison Growth Fund also may invest in obligations that are not rated, but that are believed to be of comparable quality to the obligations described above.

Repurchase Agreements

         Each Fund may also use  repurchase  agreements,  where a party  agrees to sell a security  to the Fund and then repurchase it at an agreed-upon price at a stated time.

Lending

         Both Funds may lend assets to brokers,  dealers  and  financial  institutions,  although  Jennison  Growth
Fund's policy with respect to lending  generally is less  restrictive  than Large Cap Growth Fund.  Jennison Growth
Fund may make loans,  including  through loans of assets of the Fund,  repurchase  agreements,  trade claims,  loan participations  or similar  investments or as permitted by the 1940 Act (which currently  generally limits loans of portfolio securities to one third of the value of a fund's total assets).

         Large Cap Growth Fund may lend its  portfolio  securities in accordance  with its  investment  policies in amounts  up to 33 1/3% of the total  assets of the Fund and may make loans of money to other  investment  companies to the  extent  permitted  by the 1940  Act.  In  addition,  Large  Cap  Growth  Fund  may  purchase  money  market securities,  enter  into  repurchase  agreements,  may  acquire  publicly  distributed  or  privately  placed  debt securities and purchase debt, similar to Jennison Growth Fund.

Illiquid Securities

         Both  Funds  may  invest  in  illiquid   securities,   including  securities  with  legal  or  contractual
restrictions on transfer and those without a readily  available  market.  Each Fund may invest up to 15% of its net assets in illiquid securities.

Temporary Defensive Investments

         Although Jennison normally invests assets according to each Fund's  investment  strategy,  there are times when a Fund may temporarily  engage in defensive  investments.  Jennison Growth Fund may temporarily invest without limit in high quality  foreign or domestic  money market  instruments  in response to adverse  market,  economic or political  conditions.  Jennison Growth Fund may also  temporarily  hold cash or invest in high-quality  foreign or domestic  money  market  instruments  pending  investment  of  proceeds  from new  sales of Fund  shares or to meet ordinary daily cash needs.  Money market  instruments  include the commercial paper of  corporations;  certificates of deposit,  bankers'  acceptances  and other  obligations  of  domestic  and foreign  banks;  nonconvertible  debt securities  (corporate and government);  short-term  obligations issued or guaranteed by the U.S. government or its agencies or  instrumentalities;  and cash  (foreign  currencies  or U.S.  dollars).  When a  defensive  position is deemed advisable  because of prevailing  market  conditions,  the Large Cap Growth Fund may invest without limit in high grade debt securities,  commercial paper, U.S.  Government  securities or cash or cash equivalents,  including repurchase  agreements.  While each Fund is in a defensive  position,  the  opportunity  to achieve its  respective investment objective will be limited.

Derivative Strategies

         Both Funds may use  derivative  strategies to try to improve the Fund's  returns or hedging  techniques to try to protect its assets.  Derivatives,  such as futures,  options,  options on futures and swaps,  involve  costs and can be volatile.  With derivatives,  the subadviser is trying to predict whether the underlying  investment-- a security,  market index,  currency,  interest rate or some other asset,  rate or index-- will go up or down at some future date.  Each Fund may use  derivatives to try to reduce risk or to increase  return,  taking into account the
Fund's overall  investment  objective.  Neither Fund can guarantee these derivative  strategies will work, that the instruments necessary to implement these strategies will be available or that the Funds will not lose money.

                                       COMPARISON OF PRINCIPAL RISK FACTORS

         Both  Funds are  subject  to the risks  normally  associated  with  funds  that  invest in  equity-related securities,  including  securities  of foreign  issuers.  As  described  above,  each Fund has  similar  investment objectives, policies and permissible investments.

         Each Fund normally  invests  primarily in  equity-related  securities of companies.  Investments in equity securities expose each Fund to the following risks:

(a) individual  stocks could lose value  reflecting,  among other things,  the business  performance of the issuing company or investor perception or financial market movements;
(b) the equity markets could go down, resulting in a decline in value of the Funds' investments;
(c) companies that normally pay dividends may not do so if they do not have profits or adequate cash flow; and
(d) changes in economic or  political  conditions,  both  domestic  and  international,  may result in a decline in value of the Funds' investments.

         In addition,  securities  that the Funds invest in have  historically  been more volatile than the S&P 500
Index and may  present  above-average  risks.  This means  that when stock  prices  decline  overall,  the Fund may decline more than the S&P 500 Index.

         Each Fund  invests in and is subject to the risks of  convertible  securities  and  warrants.  Convertible securities are bonds,  notes,  debentures  and preferred  stocks that may be converted into or exchanged for shares of common stock.  Many  convertible  securities are rated below  investment  grade because they fall below ordinary debt  securities  in order of  preference  or  priority  on the  issuer's  balance  sheet.  Convertible  securities generally  participate  in  the  appreciation  or  depreciation  of  the  underlying  stock  into  which  they  are convertible,  but to a lesser degree.  Frequently,  convertible securities are callable by the issuer, meaning that the issuer may force conversion before the holder would otherwise choose.

         Warrants  are  options  to buy a stated  number of shares of common  stock at a  specified  price any time during  the life of the  warrants.  The value of  warrants  may  fluctuate  more  than the value of the  securities underlying  the  warrants.  A warrant will expire  without value if the rights under such warrant are not exercised prior to its expiration date.

         Both Funds pursue a growth  strategy.  A fund focusing on growth  stocks will  generally  involve  greater risk and share price  fluctuation  than a fund  investing  primarily in value stocks.  Value stocks are believed to be selling at prices lower than what they are actually  worth,  while growth stocks are those of companies that are expected to grow at above average rates.

         Large Cap  Growth  Fund  normally  invests  at least 80% of its assets in  large-cap  companies.  Jennison
Growth  Fund  pursues  its  investment  objective  by  normally  investing  at least  65% of its  total  assets  in equity-related  securities of companies that exceed $1 billion in market  capitalization at the time of investment, which include small,  medium and large  capitalization  companies.  The risk to which a fund is subject  depends in part on the size of the companies in which the fund invests.  Securities  of smaller  companies  tend to be subject to more abrupt and erratic  price  movements  than  securities of larger  companies,  in part because they may have limited product lines,  markets, or financial  resources.  Market  capitalization,  which is the total market value of a company's  outstanding stock, is often used to classify  companies based on size.  Jennison Growth Fund may be subject  to a higher  degree of risk  relative  to Large Cap  Growth  Fund  since this fund may invest in small and medium sized companies.

         In addition,  Jennison  Growth Fund may make short sales of up to 25% of its net assets,  but usually will make short sales with less than 10% of its assets.  Short sales involve the following risks:

(a) short sales may magnify underlying investment losses.
(b) investment costs of short sales may exceed potential underlying investment gains.
(c) short sales "against the box" give up the opportunity for capital appreciation in the security.

         Each Fund may also invest in foreign  securities,  although Large Cap Growth Fund may invest up to 100% of its assets in securities  of foreign  issuers in the form of depository  receipts or that are  denominated  in U.S.
dollars and which are consistent  with the Fund's  investment  objective and policies,  while Jennison  Growth Fund may only invest up to 20% of its total assets in  securities  of foreign  issuers,  but normally  invests less than
10% of its  assets in such  securities.  As a  result,  Large Cap  Growth  Fund may be  subject  to  greater  risks involving foreign securities.  Foreign securities are subject to the following risks:

(a) foreign markets,  economies and political systems,  particularly those in developing  countries,  may not be as stable as those in the U.S.;
(b) currency risk-- the risk that changing values of foreign currencies can cause losses;
(c) foreign securities may be less liquid than U.S. stocks and bonds;
(d) differences in foreign laws,  accounting  standards,  public information,  custody and settlement practices may result in less reliable information on foreign investments and involve more risk; and
(e) investments in emerging market securities are subject to greater volatility and price declines.

         Both Funds may use investment  strategies--  such as derivatives--  that involve risk. The Funds use these risk  management  techniques to try to preserve  assets or enhance  return.  Derivatives may not fully offset their underlying  positions  and this  could  result in  losses to the Funds  that  would not  otherwise  have  occurred.
Derivatives are also subject to the following risks:

(a) the value of  derivatives  that are used to hedge a portfolio  security is generally  determined  independently from that  security  and could  result in a loss to the Fund when the price  movement  of the  derivative  does not correlate with a change in the value of the portfolio security.
(b)  derivatives  used for risk  management  may not have the  intended  effects and may result in losses or missed opportunities.
(c) the other party to a derivatives contract can default.
(d) derivatives can increase share price volatility and those that involve leverage could magnify losses.
(e) certain types of derivatives involve costs to the Fund that can reduce returns.

         Both Funds may invest in illiquid  securities.  Illiquid  securities  may be difficult to value  precisely or may be difficult to sell at the time or price desired.

         Both Funds may also invest in  fixed-income  obligations,  which are subject to credit  risk,  market risk and  interest  rate risk and the risk that the Funds'  holdings,  share  price and total  return may  fluctuate  in response to bond market movements.

         Although  Jennison  Growth Fund does not  currently  do so, it may, in the future,  borrow for  investment purposes,  which is generally known as  "leveraging."  Leveraging  exaggerates the effect on net asset value of any increase or decrease in the market value of a fund's  portfolio.  Money borrowed for leveraging  will be subject to interest costs which may or may not be recovered by  appreciation  of the  securities  purchased and may exceed the income from the securities  purchased.  In addition, a fund may be required to maintain minimum average balances in connection  with such  borrowing or pay a commitment fee to maintain a line of credit which would increase the cost of borrowing over the stated interest rate.

         Like any mutual fund,  an  investment  in either Large Cap Growth Fund or Jennison  Growth Fund could lose value and you could lose money.

                                        OPERATIONS OF JENNISON GROWTH FUND
                                             FOLLOWING THE TRANSACTION

         Neither PI nor Jennison  expects  Jennison  Growth Fund to revise its  investment  policies as a result of the  transaction.  Neither  PI  nor  Jennison  anticipates  any  significant  changes  to  Jennison  Growth  Fund's management or general  investment  approach.  The agents that provide  Jennison Growth Fund with services,  such as its Custodian and Transfer Agent, are not expected to change.

                                PURCHASES, REDEMPTIONS, EXCHANGES AND DISTRIBUTIONS

Purchasing Shares

         The price to buy one  share of a class of each Fund is that  class's  net  asset  value or NAV per  share, plus, in the case of Class A of each Fund,  generally,  and Large Cap Growth Fund Class L shares, a front-end sales charge.  Each Fund offers Class A,  Class B,  and Class C shares.  Large Cap Growth Fund also offers Class L, Class
M, and Class X shares  (although  these shares are no longer  available for direct  purchase).  The Jennison Growth
Fund also  offers  Class Z shares.  The sales  charge  structure  for Class A,  Class B, and Class C shares of both
Funds  are  identical.  In the case of Class A shares,  a 5.5%  sales  charge is  imposed  on the  Class A  shares'
offering price for purchases  under $1 million.  In addition,  if you purchase $1 million or more of Class A shares through  certain  broker-dealers  that are not  affiliated  with  Prudential,  although  you are not  subject to an initial sales charge,  you are subject to a 1% CDSC for shares redeemed  within 12 months of purchase.  In the case of Class B  shares,  a  contingent  deferred  sales  charge  (CDSC) is charged  (5% for Class B  Shares  decreasing annually).  Class C shares of both  Funds  impose a 1% CDSC (for  shares  redeemed  within 12 months of  purchase).
Class L shares are  subject to up to a 5.75%  initial  sales  charge on  purchases  under $1  million.  Class M and
Class X shares are sold subject to a CDSC of 6.0%,  decreasing  annually.  Class L, Class M, and Class X shares are no longer offered for direct  purchase.  Class Z shares of Jennison  Growth Fund are sold without a front-end sales charge or CDSC,  but are  offered  exclusively  for sale to a limited  group of  investors.  If the  reorganization transaction is approved,  Class A and Class L  shareholders of Large Cap Growth Fund will receive Class A shares of
Jennison  Growth Fund,  Class B,  Class M and Class X  shareholders  of Large Cap Growth Fund will receive  Class B shares of Jennison  Growth Fund and Class C  shareholders  of Large Cap Growth Fund will receive  Class C shares of
Jennison Growth Fund, without the imposition of any sales charges.

         The Class A,  Class B or Class C shares you will receive in the  transaction  are subject to the identical
CDSC as is applicable to your Large Cap Growth Fund  investment.  In other words,  the CDSC will be calculated from the first day of the month after your  purchase of shares of Large Cap Growth  Fund,  exclusive  of any time during which you may have been  invested  in a money  market  fund.  Similarly,  the  initial  timing of the  purchase  of
Class B,  Class M, and Class X shares of Large Cap Growth Fund will be used for calculating the time period for the automatic conversion of any Class B shares you receive in the transaction to Class A shares.

         Shares in the Funds are  purchased  at the next NAV  calculated  after your  investment  is  received  and accepted,  plus any applicable  sales charge.  Each Fund's NAV is normally  calculated once each business day as of the close of regular  trading on the New York Stock Exchange  (usually,  4:00 p.m.,  New York time).  Refer to each
Fund's Prospectus for more information regarding how to buy shares.

Redeeming Shares

         Your shares will be sold at the next NAV per share determined  after your order to sell is received,  less any applicable CDSC imposed on Class A (in certain  circumstances),  Class L (in certain  circumstances),  Class B,
Class C,  Class M or Class X shares.  Refer to each Fund's  Prospectus for more  information  regarding how to sell shares.  The Large Cap Growth Fund may impose a $10 fee for wire transfers of redemption proceeds.

Minimum Investment Requirements

         For each share  class of Large Cap Growth  Fund,  the minimum  initial  investment  amount is $1,000.  For
Jennison Growth Fund, the minimum initial  investment  amount is $1,000 for Class A shares and Class B shares,  and
$2,500 for Class C shares.

Exchanges of Fund Shares

         The  exchange  privilege  currently  offered by Jennison  Growth Fund is the same as for Class A, Class B, and Class C shares of Large Cap Growth Fund and is not expected to change after the  transaction.  Shareholders  of the Large Cap Growth Fund may  exchange  their Class A, Class B, and Class C shares for shares of the same class of any  other  of  Strategic  Partners  (formerly  known  as  American  Skandia  Advisor  Funds,  Inc.),  as  well  as
JennisonDryden  or Strategic  Partners  Mutual Funds.  Class L,  Class M and Class X  shares are only available for exchange with other Class L,  Class M and Class X shares offered by American  Skandia Advisor Funds,  respectively.
If you hold  Class B or Class C  shares and wish to exchange  into a money  market  fund,  you must  exchange  into
Special  Money Market  Fund,  Inc.  During the time you are  invested in a money  market  fund,  the period of time during  which your CDSC is  calculated  is frozen.  Refer to each  Fund's  Prospectus  for  restrictions  governing exchanges.

Dividends and Other Distributions

         Large Cap Growth Fund typically  distributes  substantially  all of its net realized capital gains and net investment  income at least once a year.  Jennison Growth Fund typically  distributes  substantially all of its net realized  capital  gains  annually,  and  distributes  all of its net  investment  income twice a year.  Both Funds declare dividends, if any, at least annually.

         At or before the  Effective  Time,  Large Cap  Growth  Fund will  declare  additional  dividends  or other distributions  in order to distribute  substantially  all of its investment  income and realized  capital gains for its taxable year ending upon completion of the transaction.

                                             THE PROPOSED TRANSACTION

Agreement and Plan of Reorganization

         The  Reorganization  Agreement  describes the terms and  conditions  under which the proposed  transaction will be completed.  Significant  provisions of the  Reorganization  Agreement are summarized below;  however,  this summary is qualified in its entirety by reference to the  Reorganization  Agreement,  the form of which is attached as Attachment A to this Prospectus/Proxy Statement.

         The Reorganization  Agreement  contemplates that Large Cap Growth Fund will transfer all of its assets to, and all of its  liabilities  will be assumed by,  Jennison  Growth Fund at the Effective  Time and Jennison  Growth
Fund will be the  surviving  Fund.  Each whole and  fractional  Class A share and Class L share of Large Cap Growth
Fund will be exchanged for whole and fractional  Class A  shares of equal net asset value of Jennison  Growth Fund.
Each  whole  and  fractional  Class B  share,  Class M share and  Class X share of Large  Cap  Growth  Fund will be exchanged for whole and  fractional  Class B  shares of equal net asset value of Jennison  Growth Fund.  Each whole and  fractional  Class C share of Large Cap Growth Fund will be exchanged for whole and  fractional  Class C shares of equal net asset value of Jennison  Growth  Fund.  If  requested,  Jennison  Growth Fund will issue  certificates representing its shares, but only upon surrender of certificates for shares of Large Cap Growth Fund.

         Immediately  after the closing of the transaction,  each former Large Cap Growth Fund shareholder will own shares of Jennison  Growth Fund equal to the  aggregate net asset value of that  shareholder's  shares of Large Cap
Growth  Fund  immediately  prior to the  closing  of the  transaction.  The net asset  value per share of  Jennison
Growth Fund will not be affected by the  transaction.  Thus, the  transaction  will not result in a dilution of the pecuniary  interests  of  shareholders  of either  Fund.  However,  the  transaction  will  reduce  the  percentage ownership of each Fund's  shareholders below such shareholder's  current percentage of ownership in either Jennison
Growth Fund or Large Cap Growth Fund.

         All assets,  rights,  privileges,  powers and  franchises  of Large Cap Growth Fund,  and all debts due on whatever  account to it, shall be taken and deemed to be transferred to and vested in Jennison  Growth Fund without further act or deed,  and all such  assets,  rights,  privileges,  powers and  franchises,  and all and every other interest of Large Cap Growth Fund,  shall be thereafter  effectively  the property of Jennison  Growth Fund as they were of Large Cap Growth Fund.  Jennison  Growth Fund generally will be responsible  for all of the liabilities and obligations  of Large Cap Growth  Fund.  The value of the assets and  liabilities  of Large Cap Growth Fund will be determined at the Effective  Time,  using the valuation  procedures  set forth in the  Prospectus  and Statement of
Additional  Information  for Large Cap Growth Fund. The net asset value of a share of Jennison  Growth Fund will be determined  as of the same time  using the  valuation  procedures  set forth in its  Prospectus  and  Statement  of
Additional Information and in the charter of Prudential Investment Portfolios.

         Any transfer  taxes payable upon  issuance of shares of Jennison  Growth Fund in a name other than that of the  registered  holder of the shares on the books of Large Cap Growth  Fund,  as of that time,  will be payable by the person to whom such shares are to be issued as a condition of such transfer.

         The  completion  of the  transaction  is subject to a number of conditions  set out in the  Reorganization
Agreement,  some of which  may be  waived  by  either  party to the  Reorganization  Agreement.  In  addition,  the
Reorganization  Agreement may be amended in any mutually  agreeable manner,  except that no amendment that may have a materially adverse effect on the shareholders' interests may be made subsequent to the Meeting.

Reasons for the Transaction

         The Board of  Directors  (the Board) of Strategic  Partners  determined  at an  in-person  meeting held on
January 23, 2004 that the  transaction  is in the best interests of the  shareholders  of Large Cap Growth Fund and that the transaction  will not result in a dilution of the pecuniary  interests of shareholders of Large Cap Growth
Fund.

         In considering  the  transaction,  the Board  considered a number of factors that it believes  benefit the shareholders of Large Cap Growth Fund. The Board  considered that,  following the transaction,  the shareholders of
Large  Cap  Growth  Fund will  remain  invested  in a mutual  fund that has a  similar  investment  objective,  and comparable,  though not identical,  investment policies,  restrictions,  and investment techniques,  including that both Funds are focused on  equity-related  growth  securities.  In considering the relative past and current growth in assets of the Funds and future  prospects  for Jennison  Growth  Fund,  the Board  considered  that the proposed transaction  will merge a smaller  fund in terms of assets  ($1.6  million)  into a larger  fund in terms of assets
($3.168  billion)  and that Large Cap Growth Fund has  demonstrated  little  prospect  for asset base  growth.  The
Board also  considered  the  relative  expense  ratios of the Funds,  including  that each share class of Large Cap
Growth Fund has higher net and gross annual  operating  expenses than the applicable share class of Jennison Growth
Fund that will be received by each  shareholder of Large Cap Growth Fund if the  transaction is approved,  and that the  proposed  transaction  will result in what are  expected to be overall  lower gross  expenses.  The Board also considered  that,  because Jennison Growth Fund is a much larger fund than Large Cap Growth Fund, it will provide a larger asset base over which fixed expenses can be spread,  resulting in anticipated  lower expenses,  thus putting
Jennison  Growth Fund in a position to be better able to attract  investors and build an investment  portfolio that can  effectively  pursue its  objective at a reasonable  cost to  shareholders.  The Board of Large Cap Growth Fund also considered that Jennison Growth Fund has demonstrated  stronger  historical  performance than Large Cap Growth
Fund over the short-term  period (one,  three and six-months) and comparable  performance  over a one-year  period.
The Board  considered that the exchange of shares  pursuant to the  transaction  will not result in taxable gain or loss for U.S. federal income tax purposes for its  shareholders.  The Board also considered the fact that the Funds have similar  policies with respect to purchases,  redemptions  and exchanges.  The Board also considered that both
Funds  currently  have the same  subadviser  and  portfolio  managers,  and that the  transaction  will result in a continuity of investment style for the Large Cap Growth Fund.

         The Board of Directors of Prudential  Investment  Portfolios has also  determined  that the transaction is in the best  interests  of  shareholders  of  Jennison  Growth Fund and that the  transaction  will not result in a dilution of the pecuniary interests of shareholders of Jennison Growth Fund.

         PI and  ASISI  recommended  the  transaction  to the Board of each Fund at  meetings  held on  January 23,
2004. In  recommending  the  transaction,  PI and ASISI advised the Boards that the Funds have  comparable,  though not identical, investment objectives, policies and investment portfolios.

         The Board of Strategic  Partners  considered  that if the  transaction is approved,  shareholders of Large
Cap Growth  Fund,  regardless  of the class of shares they own,  should  realize a reduction in both the net annual operating  expenses and gross annual operating  expenses (that is, without any waivers or  reimbursements)  paid on their investment.

Description of the Securities to be Issued

         Prudential  Investment  Portfolios,  of which  Jennison  Growth  Fund is a  series,  was  incorporated  in
Maryland on August 10, 1995. It is registered  with the Commission as an open-end  management  investment  company.
Prudential  Investment  Portfolios is  authorized to issue up to 6.25 billion of shares of common stock,  $.001 par value per share,  divided into six series,  including  Jennison Growth Fund (1.25 billion  authorized  shares,  the other five series  authorized  with 1 billion  shares).  The authorized  shares of Jennison Growth Fund are further divided into five classes of shares,  designated as Class A,  Class B,  Class C,  Class Z and Class I common stock.
Class Z shares  will not be issued  in  connection  with the  transaction.  There  are no Class I shares  issued or outstanding  and the Fund does not  currently  offer  Class I shares.  Each  class of common  stock  represents  an interest in the same assets of Jennison Growth Fund and is identical in all respects except that:

(a) each class is subject to different  sales charges and  distribution  and/or  service  (12b-1) fees,  except for
Class Z shares, which are not subject to any sales charges or distribution and/or service fees;
(b) each class has  exclusive  voting rights on any matter  submitted to  shareholders  that relates  solely to its arrangement and has separate  voting rights on any matter  submitted to shareholders in which the interests of that class differ from the interests of any other class;
(c) each class has a different exchange privilege;
(d) only Class B shares have a conversion feature whereby Class B shares  automatically  convert to Class A shares,
and
(e) Class Z shares are offered exclusively for sale to a limited group of investors.

         Shares of Jennison  Growth  Fund,  when issued and paid for are fully paid and  nonassessable.  Except for the conversion  feature  applicable to Class B shares,  there are no conversion,  preemptive or other  subscription rights.  The dividend  rights,  the right of  redemption  and the  privilege of exchange are  described in Jennison
Growth Fund's Prospectus (enclosed herewith) and voting rights are described in Jennison Growth Fund's SAI.

         Prudential  Investment  Portfolios  does not intend to hold annual meetings of  shareholders.  The By-laws of  Prudential  Investment  Portfolios  provide  that the Fund will not be  required  to hold  annual  meetings  of shareholders  if the election of Directors is not required  under the 1940 Act.  There will normally be no meetings of shareholders for the purpose of electing  Directors unless less than a majority of the Directors  holding office have been elected by shareholders,  at which time the Directors then in office will call a shareholder  meeting for the  election  of  Directors.  Shareholders  of record  of  two-thirds  of the  outstanding  shares  of  Prudential
Investment  Portfolios  entitled to vote in the election of Directors may remove a Director by votes cast in person or by proxy at a  meeting  called  for that  purpose.  Each  outstanding  share of  stock,  regardless  of class or series,  is entitled to one vote on each matter  submitted to a vote at a meeting of  shareholders.  The  Directors are  required  to call a meeting of  shareholders  for the  purpose of voting  upon the  question of removal of any
Director,  or to transact any other  business,  when  requested in writing to do so by the  shareholders  of record holding at least a majority of shares entitled to vote at the meeting.

U.S. Federal Income Tax Considerations

     The  transaction  is intended to qualify for U.S.  federal income tax purposes as a  reorganization  under the
Code.  It is a condition to each Fund's  obligation to complete the  transaction  that the Funds will have received an opinion from Shearman & Sterling LLP, counsel to the Large Cap Growth Fund, based upon  representations  made by
Large Cap Growth Fund and Jennison  Growth Fund,  and in reliance upon certain  assumptions,  substantially  to the effect that:

1.       The  transfer  of the assets of the Large Cap Growth  Fund in  exchange  solely for the shares of Jennison
     Growth Fund and the  assumption by Jennison  Growth Fund of the  liabilities  of the Large Cap Growth Fund, as provided  for in the  Reorganization  Agreement,  will  constitute  a  "reorganization"  within the meaning of
     Section  368(a) of the Internal  Revenue Code of 1986, as amended (the "Code"),  and Large Cap Growth Fund and
     Jennison  Growth  Fund will each be deemed to be a "party to a  reorganization"  within the meaning of Section
     368(b) of the Code;
2.       In  accordance  with  Sections 357 and 361 of the Code,  no gain or loss will be  recognized  by Large Cap
     Growth Fund as a result of the  transfer of its assets to Jennison  Growth Fund solely in exchange  for shares of Jennison  Growth Fund and the  assumption by Jennison  Growth Fund of the  liabilities  of Large Cap Growth
     Fund or on the  distribution  of the shares of Jennison  Growth Fund to the  shareholders  of Large Cap Growth
     Fund, as provided for in the Reorganization Agreement;
3.       Under  Section  1032 of the Code,  no gain or loss  will be  recognized  by  Jennison  Growth  Fund on the receipt of the assets of Large Cap Growth  Fund in  exchange  for the shares of  Jennison  Growth Fund and the assumption  by Jennison  Growth  Fund of the  liabilities  of Large Cap Growth  Fund,  as provided  for in the
     Reorganization Agreement;
4.       In accordance with Section  354(a)(1) of the Code, no gain or loss will be recognized by the  shareholders of Large Cap Growth  Fund on the receipt of shares of Jennison  Growth  Fund in exchange  for their  shares of
     Large Cap Growth Fund;
5.       In  accordance  with Section  362(b) of the Code,  the tax basis of Jennison  Growth Fund in the assets of
     Large Cap Growth  Fund will be the same as the tax basis of such  assets in the hands of Large Cap Growth Fund immediately prior to the consummation of the transactions contemplated by the Reorganization Agreement;
6.       In  accordance  with  Section 358 of the Code,  immediately  after the  consummation  of the  transactions contemplated  by the  Reorganization  Agreement,  the tax basis of the shares of Jennison Growth Fund received by the  shareholders of Large Cap Growth Fund will be equal, in the aggregate,  to the tax basis of the shares of Large Cap Growth Fund surrendered in exchange therefor;
7.       In accordance  with Section 1223 of the Code,  the holding  period for the shares of Jennison  Growth Fund received by the  shareholders  of Large Cap Growth Fund will be  determined  by including the period for which such shareholders held the shares of Large Cap Growth Fund exchanged  therefor;  provided,  that the shares of
     Large Cap Growth Fund were held as capital assets for U.S. federal income tax purposes;
8.       In accordance  with Section 1223 of the Code, the holding  period of Jennison  Growth Fund with respect to the assets of Large Cap Growth Fund  acquired  by it in  accordance  with the  Reorganization  Agreement  will include the period for which such assets were held by Large Cap Growth Fund; and
9.       The taxable year of the Large-Cap Growth Fund will end on the effective date of the  Reorganization,  and, pursuant to Section 381(a) of the Code and  regulations  thereunder,  the Jennison Growth Fund will succeed to and take into  account,  subject to  applicable  limitations,  certain tax  attributes of the Large Cap Growth
     Fund, such as earnings and profits, capital loss carryovers and method of accounting.

     An opinion of counsel does not have the effect of a private  letter ruling from the Internal  Revenue  Service
(the "IRS") and is not binding on the IRS or any court.  If the  transaction is consummated but fails to qualify as a  "reorganization"  within the meaning of section 368 of the Code, the  transaction  would be treated as a taxable sale of assets by the Large Cap Growth Fund to the Jennison  Growth Fund followed by a taxable  liquidation  of the
Large Cap Growth  Fund,  and the  shareholders  of the Large Cap Growth Fund would  recognize a taxable gain or tax loss equal to the  difference  between their  adjusted tax basis in the shares of the Large Cap Growth Fund and the fair market value of the shares of the Jennison Growth Fund received in exchange therefor.

     The  shareholders  of the Large Cap Growth Fund that receive the shares of the Jennison  Growth Fund  pursuant to the transaction  will recognize  taxable gain  attributable  to unrealized  gains of the Jennison Growth Fund in
the  year  in  which  the  Jennison  Growth  Fund  realizes  and  distributes   such  gains.   This  will  be  true
notwithstanding  that the value of the shares of the Jennison  Growth Fund received by such  shareholders  pursuant to the transaction  reflected the  appreciation in value  attributable to such unrealized  gains at the time of the transaction.

     To the extent  that the Large Cap  Growth  Fund has loss  carryforwards  at the time of the  transaction,  the shareholders  of the Large Cap  Growth  Fund may not be able to  benefit  from  such loss  carryforwards  after the transaction.

     Shareholders  of Large Cap Growth Fund should  consult their tax advisers  regarding the tax  consequences  to them  of the  transaction  in  light  of  their  individual  circumstances.  In  addition,  because  the  foregoing discussion  relates only to the U.S. federal income tax consequences of the transaction,  shareholders  also should consult their tax advisers as to state, local and foreign tax consequences to them, if any, of the transaction.

Conclusion

         The  Reorganization  Agreement  was approved by the Board of Directors of Strategic  Partners on behalf of
Large Cap Growth Fund and was also  approved by the Board of  Directors of  Prudential  Investment  Portfolios,  on
behalf of Jennison  Growth Fund, at meetings held on January 23,  2004. The Board of each Fund  determined that the transaction is in the best  interests of  shareholders  of its  respective  Fund and that the interests of existing shareholders  of Large Cap Growth Fund and  Jennison  Growth  Fund,  as the case may be,  would not be diluted as a result of the  transaction.  If the  shareholders  of Large Cap Growth Fund do not approve the  transaction,  or if the  transaction  is not  completed,  Large Cap Growth Fund will  continue  to engage in  business as a  registered investment  company and the Board of Directors of Strategic  Partners will consider  other  proposals for Large Cap
Growth Fund, including proposals for the reorganization or liquidation of the Fund.

                                                  PROPOSAL NO. 2
                                    APPROVAL OF JENNISON SUBADVISORY AGREEMENT
Background

         On January 23, 2004,  the Board,  including the all of the Directors who are not  "interested  persons" of
Strategic  Partners  (Independent  Directors),  as that term is defined in the 1940 Act,  unanimously  approved the selection by PI and ASISI of Jennison  Associates LLC  (previously  defined as Jennison) to replace  Deutsche Asset
Management,  Inc.  (DeAM) as  subadviser to the Large Cap Growth Fund.  At the same  meeting,  the  Directors  also unanimously  approved  the  termination  of the  subadvisory  agreement  between  ASISI,  PI,  and DeAM  (the  DeAM
Subadvisory Agreement), which had last been approved by the Board on April 9, 2003.

         PI, ASISI and  Strategic  Partners  have  received an  exemptive  order from the  Securities  and Exchange
Commission  that  permits  Strategic  Partners  to operate  in a  "manager  of  managers  structure"  -- that is, a structure in which PI or ASISI can remove and replace  subadvisers  subject only to Board  approval.  The exemptive order does not,  however,  cover the retention of a subadviser that is an affiliated  person of PI and ASISI,  such as Jennison,  which requires  shareholder as well as Board approval.  As a result, at the January 23, 2004 meeting, the Directors,  including the Independent  Directors,  approved an interim subadvisory agreement between ASISI, PI, and  Jennison to take effect as of the close of business on January 31, 2004 (the  Interim  Subadvisory  Agreement)
pursuant  to Rule 15a-4  under the 1940 Act.  This Rule  allows,  under  certain  circumstances,  interim  advisory agreements  to take  effect  and to remain  in  effect  for up to 150 days,  without  receiving  prior  shareholder approval.

         At the time the Interim  Subadvisory  Agreement was approved,  the Board and management  anticipated  that the  reorganization  transaction  described in Proposal No. 1 would be  consummated  prior to the expiration of the
150-day period.  Once it became apparent that the transaction,  if approved by  shareholders,  would be unlikely to close until after the 150th day,  and to take into  account the  possibility  that the  reorganization  transaction might not be approved,  PI and ASISI proposed that the Board consider  approving a new  subadvisory  agreement (the
New  Subadvisory  Agreement)  with  Jennison that would take effect upon  shareholder  approval and have an initial two-year  term  (unless  sooner  terminated).  If the  reorganization  with  Jennison  Growth  Fund is  approved by shareholders,  the New Subadvisory  Agreement would terminate upon  consummation of the  reorganization.  Under the
1940 Act, the New Subadvisory  Agreement must be approved by the Directors,  including the  Independent  Directors, at an in-person  meeting.  An in-person  meeting of the Board was held on May 25, 2004 at which time the  Directors unanimously approved, and recommended shareholder approval of, the New Subadvisory Agreement.

         The  terms  of the New  Subadvisory  Agreement  and the  DeAM  Subadvisory  Agreement  are the same in all material respects,  except as noted below under "Comparison of the Terms of the DeAM Subadvisory  Agreement and the
New Subadvisory  Agreement." The terms of the New Subadvisory  Agreement and the Interim Subadvisory  Agreement are
the same in all material  respects  except with respect to the effective date, the term, and governing law; the New
Subadvisory  Agreement  is  governed  by New York law  while the  Interim  Subadvisory  Agreement  is  governed  by
Connecticut  law.  ASISI,  not the Large Cap Growth  Fund,  pays a  subadvisory  fee to  Jennison.  Therefore,  the approval of the New  Subadvisory  Agreement  will not cause any increase in total  advisory  fees paid by the Large
Cap Growth Fund to ASISI.

Comparison of the DeAM Subadvisory Agreement and the New Subadvisory Agreement

         Under the New  Subadvisory  Agreement,  similar  to  DeAM's  responsibilities  under the DeAM  Subadvisory
Agreement,  Jennison is responsible  for managing the  investment  operations of the Large Cap Growth Fund's assets and for making investment  decisions and placing orders to purchase and sell securities for the Fund's assets,  all in accordance  with the  investment  objective and policies of the Fund as reflected in its current  Prospectus and
Statement of  Additional  Information.  The fee payable to Jennison by ASISI is  different  than the fee payable to
DeAM under the DeAM  Subadvisory  Agreement.  The fee  schedule  payable by ASISI to  Jennison  uses the same asset size  breakpoints  as that in the DeAM  Subadvisory  Agreement.  However,  under  the DeAM  Subadvisory  Agreement, assets  under  management  by DeAM of other  portfolios  in  Strategic  Partners  were  combined  for  purposes  of calculating  the annual fee payable to DeAM.  This  difference  in  calculation  may result in an increased  fee to
Jennison  under certain  circumstances;  however,  because the fee is paid by ASISI and not the Fund, the potential fee increase will have no effect on the expenses borne by shareholders of the Fund.

         The New Subadvisory Agreement,  identical to the DeAM Subadvisory Agreement,  provides that it will remain in full force and effect for a period of two years from the date of its  execution,  and will  continue  thereafter as long as its  continuance is  specifically  approved at least annually by a vote of a majority of the outstanding voting  securities  (as that term is  defined  in the 1940 Act) of the Large Cap  Growth  Fund,  or by the Board of
Directors,  and, in either case, by a majority of the  Independent  Directors,  at a meeting called for the purpose of voting on such approval;  provided,  however,  that (1) the New  Subadvisory  Agreement may be terminated at any time without the payment of any  penalty,  either by vote of the Board of Directors or by vote of a majority of the outstanding  voting  securities of the Fund, (2), the New Subadvisory  Agreement will terminate  immediately in the event of its  assignment  (within the  meaning of the 1940 Act) or upon the  termination  of the Fund's  management agreement  with ASISI and PI, and (3), the New  Subadvisory  Agreement may be terminated at any time by Jennison or
ASISI and PI on not more than 60 days nor less than 30 days written notice to the other party.

         The New  Subadvisory  Agreement,  identical  to the DeAM  Subadvisory  Agreement,  provides  that,  in the absence of willful misfeasence,  bad faith, gross negligence or reckless disregard for its obligations  thereunder, the  subadviser  will not be liable for any act or omission in  connection  with any services as  subadviser to the
Large Cap Growth Fund.

         The New  Subadvisory  Agreement  is  governed  by New York law while  the DeAM  Subadvisory  Agreement  is governed by Connecticut law.

         The above  description of the New  Subadvisory  Agreement is qualified in its entirety by reference to the copy of the New Subadvisory Agreement attached as Attachment B to this Prospectus/Proxy Statement.

         The  following  charts  contain  information  relating  to the  subadvisory  fee  payable  under  the  New
Subadvisory  Agreement to Jennison and under the DeAM  Subadvisory  Agreement to DeAM. Fees are expressed as annual percentage rates of the average daily net assets of the Large Cap Growth Fund.

        Subadvisory Fee Payable to Jennison                             Subadvisory Fee Paid to DeAM
        0.20% on the first $500 million                                 0.20% on the first $500 million*
        0.15% on the next $500 million                                  0.15% on the next $500 million
        0.10% after $1 billion                                          0.10% after $1 billion
* For  purposes of  calculating  the fee to be paid to DeAM,  the  portion of the  average  daily net assets of the
Large Cap Growth  Fund  managed by DeAM was  combined  with the  portion of the  average  daily net assets of other series of Strategic Partners and AST that had also retained DeAM as subadviser and were similarly managed.

         For the fiscal year ended  October 31, 2003,  during  which DeAM  subadvised  the Large Cap Growth  Fund's assets,  the Fund paid ASISI an advisory fee of $13,591,  of which ASISI paid a subadvisory  fee of $3,020 to DeAM.
If the rates  pursuant to the New  Subadvisory  Agreement  had been in effect  during the fiscal year ended October
31,  2003,  Large Cap Growth  Fund would have paid ASISI the same  advisory  fee,  of which ASISI would have paid a subadvisory fee of $3,020 to DeAM, the same amount as under the DeAM Subadvisory Agreement.

         The  following  table sets forth  information  relating to the other  registered  investment  companies or series  thereof  for which  Jennison  acts as an  investment  adviser or  subadviser  with  investment  objectives, policies, and strategies that are substantially similar to those of the Large Cap Growth Fund.

----------------------------------------- -------------------------------------------------------- ----------------------------
Fund                                      Annual Sub-advisory Fee (as a % of average daily net     Approximate Net Assets as
                                          assets unless otherwise noted)                           of March 31, 2004
----------------------------------------- -------------------------------------------------------- ----------------------------
----------------------------------------- -------------------------------------------------------- ----------------------------
AEGON/Transamerica Series Fund, Inc. -    0.50% on first $300 million and 0.45% on balance.        158,979,095
Jennison Growth
----------------------------------------- -------------------------------------------------------- ----------------------------
----------------------------------------- -------------------------------------------------------- ----------------------------
Manufacturers Investment Trust -          0.40% on first $300 million of net assets and 0.35% on   214,167,023
Capital Appreciation Trust                balance.
----------------------------------------- -------------------------------------------------------- ----------------------------
----------------------------------------- -------------------------------------------------------- ----------------------------
Metropolitan Series Fund, Inc. -          0.45% on first $100 million; 0.40% on next $400          676,428,912
Jennison Growth Portfolio                 million; 0.35% on next $500 million and 0.30% on
                                          balance.
----------------------------------------- -------------------------------------------------------- ----------------------------
----------------------------------------- -------------------------------------------------------- ----------------------------
The Prudential Investment Portfolios,     0.30% on first $300 million and 0.25% on balance.        3,438,241,837
Inc. - Jennison Growth Fund
----------------------------------------- -------------------------------------------------------- ----------------------------
----------------------------------------- -------------------------------------------------------- ----------------------------
The Prudential Series Fund, Inc. -        0.75% on first $10 million; 0.50% on next $30 million;   1,874,028,466
Jennison Portfolio                        0.35% on next $25 million; 0.25% on next $335 million;
                                          0.22% on next $600 million and 0.20% on balance.
----------------------------------------- -------------------------------------------------------- ----------------------------
----------------------------------------- -------------------------------------------------------- ----------------------------
Transamerica IDEX Mutual Funds - TA       0.40% on first $500 million and 0.35% on balance.        75,990,317
IDEX Jennison Growth
----------------------------------------- -------------------------------------------------------- ----------------------------

         The name,  position  with  Jennison  and  principal  occupation  of  Jennison's  directors  and  principal executive  officers are set forth below.  The address of each person is 466 Lexington  Avenue,  New York,  New York
10017.

------------------------------------------------- -----------------------------------------------------------------------------
Name and Address                                  Position with Jennison and Principal Occupation
------------------------------------------------- -----------------------------------------------------------------------------
------------------------------------------------- -----------------------------------------------------------------------------
Dennis M. Kass                                    Director, Chairman and Chief Executive Officer, Jennison.  Director and
                                                       Vice President, Prudential Investment Management, Inc. ("PIM").
                                                       Director, Prudential Trust Company ("PTC").
------------------------------------------------- -----------------------------------------------------------------------------
------------------------------------------------- -----------------------------------------------------------------------------
Spiros Segalas                                    Director, President and Chief Investment Officer, Jennison.  Vice
                                                       President, PTC.
------------------------------------------------- -----------------------------------------------------------------------------
------------------------------------------------- -----------------------------------------------------------------------------
Michael A. Del Balso                              Director and Executive Vice President, Jennison.  Vice President, PTC.
------------------------------------------------- -----------------------------------------------------------------------------
------------------------------------------------- -----------------------------------------------------------------------------
Karen E. Kohler                                   Director and Executive Vice President, Jennison.
------------------------------------------------- -----------------------------------------------------------------------------
------------------------------------------------- -----------------------------------------------------------------------------
Kathleen A. McCarragher                           Director and Executive Vice President, Jennison.  Vice President, PTC.
------------------------------------------------- -----------------------------------------------------------------------------
------------------------------------------------- -----------------------------------------------------------------------------
Mary-Jane Flaherty                                Director, Jennison.  Managing Director - Strategic Initiatives, PIM.
     Prudential Investment Management, Inc.            Director and Vice President, Prudential Asset Management Holding
     Gateway Center Three, 15th Floor                  Company ("PAMHC").
     100 Mulberry Street
     Newark, New Jersey  07102
------------------------------------------------- -----------------------------------------------------------------------------
------------------------------------------------- -----------------------------------------------------------------------------
Philip N. Russo                                   Director, Jennison.  Director, PIM.  Director, PRICOA General Partner
     Prudential Investment Management, Inc.            Limited.  Treasurer, PIM Warehouse, Inc. ("PIMW").  Chief Financial
     Gateway Center Three, 15th Floor                  Officer, Executive Vice President and Treasurer, PIFM Holdco, Inc.
     100 Mulberry Street                               Chief Financial Officer, Executive Vice President and Treasurer,
     Newark, New Jersey  07102                         Prudential Investments LLC.  Chief Financial Officer, Prudential
                                                       Mutual Fund Services LLC.  Vice President Finance, PIM Foreign
                                                       Investments, Inc. ("PIMF").  Chief Financial Officer, Executive Vice
                                                       President and Director, American Skandia Investment Services,
                                                       Incorporated.  Chief Financial Officer and Director, American Skandia
                                                       Fund Services, Inc.  Chief Financial Officer, Executive Vice President
                                                       and Director, American Skandia Advisory Services, Inc.
------------------------------------------------- -----------------------------------------------------------------------------
------------------------------------------------- -----------------------------------------------------------------------------
John R. Strangfeld                                Director, Jennison.  Vice Chairman, Prudential Financial, Inc. ("PFI").
     Prudential Financial, Inc.                        Director and Chairman, PIM.  Director and President, PAMHC.  Director,
     751 Broad Street, 24th Floor                      Chairman and Chief Executive Officer, Prudential Securities Group
     Newark, New Jersey  07102                         Inc.  Director, Chairman and Chief Executive Officer, Prudential
                                                       Equity Group, Inc.  Director and Chairman, PIM Global Financial
                                                       Strategies, Inc.  Director and President, Prudential Capital and
                                                       Investment Services, LLC.  Chairman, Wachovia Securities, LLC.
------------------------------------------------- -----------------------------------------------------------------------------
------------------------------------------------- -----------------------------------------------------------------------------
Kevin C. Uebelein                                 Director, Jennison.  Director, Chief Investment Officer, Senior Managing
     Prudential Investment Management (Japan),         Executive Officer, Executive Officer, The Gibraltar Life Insurance
         Inc.                                          Company, Ltd.  Senior Vice President, PIM.  Director, Prudential
     Prudential Tower                                  Investment Management (Japan), Inc.  Director, Asian Infrastructure
     2-13-10 Nagata-cho, Chiyoda-ku                    Mezzanine Capital Fund.  Director, Prudential Holdings of Japan, Inc.
     Tokyo, 100-0014 Japan                             Vice President, Prudential International Investments Corporation.
------------------------------------------------- -----------------------------------------------------------------------------
------------------------------------------------- -----------------------------------------------------------------------------
Bernard B. Winograd                               Director, Jennison.  Director, Chief Executive Officer and President, PIM.
     Prudential Investment Management, Inc.            Director and Vice President, PAMHC.  Director and Chairman, PIMW.
     Gateway Center Three, 15th Floor                  Director and Chairman, PIC Holdings Limited.  Executive Vice
     100 Mulberry Street                               President, Prudential Investment Management Services LLC.  Director
     Newark, New Jersey  07102                         and President, PIM Investments, Inc.  President, PIMF.  Signatory
                                                                     =
                                                       Second Vice President, The Prudential Insurance Company of America.
------------------------------------------------- -----------------------------------------------------------------------------
------------------------------------------------- -----------------------------------------------------------------------------
Blair A. Boyer                                    Executive Vice President, Jennison.
------------------------------------------------- -----------------------------------------------------------------------------
------------------------------------------------- -----------------------------------------------------------------------------
David Chan                                        Executive Vice President, Jennison.
------------------------------------------------- -----------------------------------------------------------------------------
------------------------------------------------- -----------------------------------------------------------------------------
Thomas F. Doyle                                   Executive Vice President, Jennison.
     1000 Winter Street, Suite 4900
     Waltham, Massachusetts  02154
------------------------------------------------- -----------------------------------------------------------------------------
------------------------------------------------- -----------------------------------------------------------------------------
Daniel J. Duane                                   Executive Vice President, Jennison.
------------------------------------------------- -----------------------------------------------------------------------------
------------------------------------------------- -----------------------------------------------------------------------------
Susan F. Hirsch                                   Executive Vice President, Jennison.
------------------------------------------------- -----------------------------------------------------------------------------
------------------------------------------------- -----------------------------------------------------------------------------
Jonathan R. Longley                               Executive Vice President, Jennison.
     1000 Winter Street, Suite 4900
     Waltham, Massachusetts  02154
------------------------------------------------- -----------------------------------------------------------------------------
------------------------------------------------- -----------------------------------------------------------------------------
Mehdi A. Mahmud                                   Executive Vice President, Jennison.
------------------------------------------------- -----------------------------------------------------------------------------
------------------------------------------------- -----------------------------------------------------------------------------
Jeffrey P. Siegel                                 Executive Vice President, Jennison.
------------------------------------------------- -----------------------------------------------------------------------------
------------------------------------------------- -----------------------------------------------------------------------------
Mirry M. Hwang                                    Secretary and Vice President
------------------------------------------------- -----------------------------------------------------------------------------
------------------------------------------------- -----------------------------------------------------------------------------
Kenneth Moore                                     Treasurer, Senior Vice President and Chief Financial Officer
------------------------------------------------- -----------------------------------------------------------------------------

Matters Considered by the Board

         On January 23, 2004, the Board, including the Independent  Directors,  considered the recommendation of PI and ASISI to replace DeAM with Jennison as subadviser to the Large Cap Growth Fund.  The Directors  considered  the performance  of DeAM and the  challenges  that it faced in managing  the Large Cap Growth Fund given the small size of the Fund.  The Board  considered the  recommendation  by PI and ASISI of  terminating  DeAM as  subadviser.  The
Board  also  considered  that the Large Cap  Growth  Fund had not  achieved  scale and had total net assets of only approximately  $1.8  million.  At this  meeting,  the  Board  considered  and  determined  that the  reorganization transaction  as described in Proposal  No. 1 was the best course of action to take  regarding  the Large Cap Growth
Fund.  The Board  considered the  difficulty of finding a replacement  subadviser  given both the small size of the
Fund and the interim nature of any subadvisory  relationship  in view of the  possibility of the Fund  reorganizing with Jennison Growth Fund. As a result of these  considerations,  the Board,  including the Independent  Directors, unanimously  approved  the  termination  of the DeAM  Subadvisory  Agreement  and the  appointment  of  Jennison as subadviser on an interim  basis until such time as the  reorganization  transaction  was  consummated.  The Board's determination  to approve  Jennison on an interim  basis was based on,  among other  factors,  the  performance  of
Jennison,  which  demonstrated  historically  strong and  consistent  performance  relative to DeAM in managing the
Jennison Growth Fund, which has similar  investment  strategies and policies,  over the short-term (one, three, and six-months) and comparable  performance  over a one-year  period.  The Board also  considered,  among other things, the strength of Jennison's  investment  management team,  which has considerable  experience in investing in growth stocks.

         Based on these factors,  the Board  determined to appoint  Jennison as subadviser to Large Cap Growth Fund on an interim basis.  When it became apparent that the  contemplated  reorganization  transaction  would likely not take effect until after the expiration of the Interim  Subadvisory  Agreement,  the Board, at an in-person  meeting held on May 25, 2004,  unanimously  approved the New Subadvisory  Agreement.  The Board's  determination to approve the New Subadvisory  Agreement with Jennison was based on the same factors used to approve the Interim  Subadvisory
Agreement.  In addition,  the Board  considered that if the  reorganization  transaction was not  consummated,  the
Large Cap Growth  Fund  would be able to  continue  operations  with a  subadviser  that has  successfully  managed
Jennison Growth Fund, a fund with a similar  investment style, and that these  subadvisory  services would continue for a period of at least two years.

         The Board, including the Independent Board Members recommends that you vote "for" Proposal No. 2.

         Although  shareholder  approval is being  requested  for  Proposals  Nos. 1 and 2, the  adoption of either
Proposal is not contingent on shareholder  approval of the other  Proposal.  This means that if shareholders do not approve  Proposal No. 1, but do approve  Proposal No. 2, ASISI and PI will implement the New Subadvisory  Agreement with Jennison which will operate for an initial period of two years,  unless sooner  terminated in accordance  with the New Subadvisory  Agreement.  If Proposal No. 2 is not approved by the  shareholders of the Fund, the Board will consider what other action,  if any, should be taken to obtain  subadvisory  services with respect to the Large Cap
Growth Fund.

                                 ADDITIONAL INFORMATION ABOUT JENNISON GROWTH FUND

         Jennison  Growth  Fund's  Prospectus  dated  December  3,  2003 is  enclosed  with  this  Prospectus/Proxy
Statement  and is  incorporated  into  this  Prospectus/Proxy  Statement  by  reference.  The  Prospectus  contains additional  information  about  Jennison  Growth Fund,  including its investment  objective and policies,  manager, investment  adviser,  advisory fees and expenses,  organization and procedures for purchasing and redeeming shares.
The Prospectus also contains  Jennison Growth Fund's  financial  highlights for the fiscal year ended September 30,
2003, which are incorporated into this  Prospectus/Proxy  Statement by reference.  The audited financial statements of Jennison  Growth Fund are included in the Fund's  Annual  Report for the fiscal year ended  September  30, 2003, which is also enclosed with this Prospectus/Proxy Statement.

                                                   MISCELLANEOUS

Independent Registered Public Accounting Firm

         The audited  financial  statements  of Large Cap Growth Fund and  Jennison  Growth Fund,  incorporated  by reference  into the  Statement  of  Additional  Information,  have  been  audited  by  PricewaterhouseCoopers  LLP, independent  registered  public  accounting  firm,  whose  reports  thereon are  included in the annual  reports to shareholders  for Large Cap Growth  Fund's  fiscal year ended  October 31, 2003 and Jennison  Growth  Fund's fiscal year ended  September 30, 2003.  These  financial  statements have been so incorporated by reference in reliance on the  reports  of  PricewaterhouseCoopers  LLP  given on the  authority  of said firm as  experts  in  auditing  and accounting.

Available Information

         Large Cap Growth Fund and Jennison  Growth Fund are each subject to the 1940 Act, and in  accordance  with these laws, they each file reports,  proxy material and other information with the Commission.  Such reports, proxy and  information  statements,  proxy  material  and other  information  can be  inspected  and copied at the Public
Reference  Room in Washington  D.C.  Information  on the operation of the Public  Reference Room may be obtained by calling the  Commission  at  1-202-942-8090.  Reports and other  information  about the Funds are  available on the
EDGAR Database on the  Commission's  Internet site at http:  //www.sec.gov,  and copies of this  information may be
                                                      --------------------
obtained,   after  paying  a  duplicating   fee,  by  electronic   request  at  the   following   E-mail   address:
publicinfo@sec.gov, or by writing to the Commission's Public Reference Section, Washington, D.C. 20549-0102.
------------------

Notice to Banks, Broker-Dealers and Voting Directors and Their Nominees

         Please  advise Large Cap Growth Fund,  care of Prudential  Investment  Management  Services  LLC,  Gateway
Center Three,  100 Mulberry  Street,  14th Floor,  Newark,  New Jersey 07102,  whether other persons are beneficial owners of shares for which proxies are being  solicited  and, if so, the number of copies of this  Prospectus/Proxy
Statement you wish to receive in order to supply copies to the beneficial owners of the shares.

                                               SHAREHOLDER PROPOSALS

         Strategic  Partners is not required to hold regular annual meetings and, in order to minimize costs,  does not intend to hold  meetings  of  shareholders  unless so  required  by  applicable  law,  regulatory  policy or if otherwise deemed advisable by its Board.  Therefore,  it is not practicable to specify a date by which  shareholder proposals must be received in order to be incorporated  in an upcoming proxy  statement for an annual  meeting.  If
Proposal No. 1 is approved at the Meeting,  there will likely not be any future  shareholder  meetings of Large Cap
Growth Fund.

                                                  OTHER BUSINESS

         The  management  of Large Cap Growth Fund knows of no business to be presented  at the Meeting  other than the proposal described in this  Prospectus/Proxy  Statement.  However,  if any other matter requiring a shareholder vote should be properly  brought before the meeting,  the proxies will vote according to their best judgment in the interest of Large Cap Growth Fund, taking into account all relevant circumstances.

By order of the Board of Directors of Strategic Partners
[GRAPHIC OMITTED][GRAPHIC OMITTED]
RICHARD H. KIRK
Assistant Secretary
June 4, 2004

                         It is important that you execute and return your proxy promptly.

A- 19

                                                        A-1

Attachment A

                                          FORM OF PLAN OF REORGANIZATION

         THIS PLAN OF  REORGANIZATION  (the "Plan") is made as of this ______ day of ______,  2004,  by and between
Strategic  Partners Mutual Funds, Inc.  ("SPMF"),  a corporation  organized under the laws of the State of Maryland with its  principal  place of  business  at One  Corporate  Drive,  Shelton,  Connecticut  06484,  on behalf of the
Strategic  Partners  Managed  Large Cap Growth  Fund,  a series of SPMF (the  "Acquired  Fund") and The  Prudential
Investment  Portfolios,  Inc.  ("PIP"),  a corporation  organized  under the laws of the State of Maryland with its principal place of business at Gateway Center Three,  100 Mulberry Street,  Newark,  New Jersey 07102, on behalf of the Jennison Growth Fund, a series of PIP (the  "Acquiring  Fund").  Together,  the Acquiring Fund and the Acquired
Fund are  referred  to as the  "Funds,"  and SPMF and PIP are  referred  to as the  "Companies."  SPMF  consists of twenty three series,  one of which is the Acquired  Fund,  which is divided into six classes,  designated  Class A,
Class B, Class C, Class L, Class M and Class X. PIP  consists of six series,  one of which is the  Acquiring  Fund, which is divided into five classes, designated Class A, Class B, Class C, Class Z and Class I.

         The Plan has been  structured  with the  intention  that it qualify for federal  income tax  purposes as a tax-free reorganization under Section 368(a) of the Internal Revenue Code of 1986, as amended (the Code).

         The reorganization  (hereinafter referred to as the "Reorganization")  will consist of (i) the acquisition by the Acquiring  Fund, of all of the property,  assets and goodwill of the Acquired Fund and the assumption by the
Acquiring Fund of all of the  liabilities of the Acquired Fund, if any, in exchange  solely for full and fractional shares of common stock ("Common  Stock"),  par value $0.001 each, of the Acquiring Fund (as defined in Section 1(b)
as the  "Acquiring  Fund  Shares");  (ii) the  distribution  after the Closing  Date (as provided in Section 3), of
Acquiring  Fund Shares to the  shareholders  of the  Acquired  Fund  according  to their  respective  interests  in complete  liquidation of the Acquired  Fund; and (iii) the  dissolution of the Acquired Fund as soon as practicable after the Closing, all upon and subject to the terms and conditions of this Plan hereinafter set forth.

         In order to consummate  the Plan,  the  following  actions shall be taken by SPMF and PIP on behalf of the
Acquired Fund and the Acquiring Fund, respectively:

1.       Sale and  Transfer  of Assets of the  Acquired  Fund in  Exchange  for Shares of the  Acquiring  Fund and
         ----------------------------------------------------------------------------------------------------------
         Assumption of Liabilities if Any, and Liquidation and Dissolution of Acquired Fund.
         -----------------------------------------------------------------------------------
         (a)      Subject  to the  terms  and  conditions  of this  Plan and on the  basis of the  representations, warranties  and  covenants  contained  herein,  SPMF on behalf of the  Acquired  Fund shall sell,  assign,  convey, transfer and deliver to the Acquiring  Fund at the Closing all of the Acquired  Fund's then existing  assets as set forth in this  paragraph  1(a)  (hereinafter  "Net  Assets").  The Net Assets to be acquired by the Acquiring  Fund shall include without  limitation all cash,  cash  equivalents,  securities,  receivables  (including  interest and dividends  receivable)  and all other  property of any kind owned by the Acquired  Fund and any deferred or prepaid expenses  shown as assets on the books of the  Acquired  Fund on the Closing  Date (as  provided in Section 3). The
Acquiring Fund has no plan or intent to sell or otherwise  dispose of any assets of the Acquired  Fund,  other than in the ordinary course of business.
         (b)      Subject to the terms and  conditions of this Plan,  PIP on behalf of the Acquiring  Fund shall at the Closing  issue and deliver to the Acquired  Fund in exchange for the Net Assets of the Acquired  Fund,  the (i)
number of shares of Class A Common  Stock in  Acquiring  Fund  determined  by  dividing  the net asset value of the
Acquired  Fund  allocable to Class A and Class L shares of common stock  (computed in the manner and as of the time and date set forth in Section  2) by the net asset  value  allocable  to a share of  Acquiring  Fund Class A Common
Stock  (computed  in the manner and as of the time and date set forth in Section 2) (ii)  number of shares of Class
B Common Stock in Acquiring  Fund  determined  by dividing  the net asset value of the Acquired  Fund  allocable to
Class B, Class M and Class X shares of common  stock  (computed in the manner and as of the time and date set forth in Section 2) by the net asset value  allocable to a share of Acquiring Fund Class B Common Stock  (computed in the manner  and as of the time and date set forth in  Section  2);  (iii)  number of shares of Class C Common  Stock in
Acquiring  Fund  determined  by dividing  the net asset value of the Acquired  Fund  allocable to Class C shares of common  stock  (computed  in the manner and as of the time and date set forth in Section 2) by the net asset  value allocable  to a share of Acquiring  Fund Class C Common  Stock  (computed in the manner and as of the time and date set forth in Section  2); and (iv)  assume all of the  Acquired  Fund's  liabilities,  if any, as set forth in this
Section 1(b).  Except as otherwise  provided  herein,  Acquiring Fund will assume from the Acquired Fund all debts, liabilities,  obligations and duties of the Acquired Fund of whatever kind or nature,  whether  absolute,  accrued, contingent  or  otherwise,  whether or not  determinable  as of the Closing  Date and  whether or not  specifically referred to in this Plan;  provided,  however,  that SPMF agrees to utilize its best  efforts to cause the Acquired
Fund to discharge  all of the known debts,  liabilities,  obligations  and duties of the Acquired Fund prior to the
Closing Date.
         (c)       As soon after the Closing Date as is conveniently  practicable,  but in any event within 30 days of the Closing Date,  the Acquired Fund shall  distribute pro rata to its Class A, Class B, Class C, Class L, Class
M and Class X  shareholders  of record,  determined as of the close of business on the Closing  Date,  the Class A,
Class B and Class C shares of the  Acquiring  Fund  received by the Acquired  Fund  pursuant to  Paragraph  1(b) in exchange  for their  interest  in the  Acquired  Fund and then shall  terminate  and  dissolve in  accordance  with applicable law. Such  liquidation and  distribution  shall be accomplished by the  establishment of accounts on the share  records of PIP relating to the Acquiring  Fund and noting in such accounts the names of the former  Acquired
Fund's  shareholders,  the type and amounts of Acquiring Fund Shares that former Acquired Fund shareholders are due based on their  respective  holdings of the  Acquired  Fund as of the close of  business  on the  Closing  Date and transferring  thereto  the  respective  pro rata  number  of  Acquiring  Fund  Class A,  Class B and Class C shares credited to the account of the former  Acquired Fund  shareholder  on the books of the Acquiring  Fund.  Fractional
Acquiring  Fund  Shares  shall be  carried  to the  third  decimal  place.  The  Acquiring  Fund  shall  not  issue certificates representing the Acquiring Fund shares in connection with such exchange.
         (d)      Ownership  of  Acquiring  Fund Shares  will be shown on the books of  Acquiring  Fund's  transfer agent.  Acquiring Fund Shares will be issued in the manner  described in Acquiring Fund's  then-current  prospectus and PIP's statement of additional information.
         (e)      Any transfer  taxes payable upon issuance of Acquiring  Fund Shares in exchange for shares of the
Acquired  Fund in a name other than that of the  registered  holder of the shares  being  exchanged on the books of the  Acquired  Fund as of that time shall be paid by the person to whom such shares are to be issued as a condition to the registration of such transfer.

2.       Valuation.
         ----------

         (a)      The value of the  Acquired  Fund's  Net  Assets  and  liabilities  to be  acquired  and  assumed, respectively,  by the Acquiring  Fund  hereunder  shall be the net asset value  computed as of the close of regular trading on the NYSE on the Closing Date (such time and date being  hereinafter  called the "Valuation  Time") using the  valuation  procedures  set forth in SPMF's then  currently  effective  prospectus  and statement of additional information.

         (b)      The net asset  value of Class A,  Class B and Class C shares of the  Acquiring  Fund shall be the net asset value for such shares computed on a  class-by-class  basis,  determined to the third decimal point, as of the  Valuation  Time  using the  valuation  procedures  set forth in  Acquiring  Fund's  then  currently  effective prospectus and PIP's statement of additional information.

         (c)      The  number of  Acquiring  Fund  Shares to be issued  (including  fractional  shares,  if any) in exchange for the Acquired Fund's Net Assets shall be calculated as set forth in Paragraph 1(b).

3.       Closing and Closing Date.
         -------------------------

         (a)      The  consummation of the  transactions  contemplated  hereby shall take place at the Closing (the
"Closing").  The date of the Closing (the  "Closing  Date") shall be September  30, 2004,  or such earlier or later date as  determined  by SPMF's and PIP's  officers.  All acts taking  place at the Closing  shall be deemed to take place  simultaneously  as of the close of business  on the Closing  Date  unless  otherwise  provided.  The Closing shall  take  place at the  principal  office of PIP or at such other  place as the  parties  may agree at 5:00 P.M.
Eastern time on the Closing  Date.  SPMF on behalf of the Acquired  Fund shall have  provided for  delivery,  as of the Closing,  of the  Acquired  Fund's Net Assets to be  transferred  to the account of the  Acquiring  Fund at the
Acquiring Fund's  Custodian,  Prudential  Mutual Fund Services Inc. Also, SPMF on behalf of the Acquired Fund shall produce at the Closing a list of names and  addresses of the  shareholders  of record of the  Acquired  Fund Shares and the  number  of full and  fractional  shares  owned by each such  shareholder,  all as of the  Valuation  Time, certified by its transfer  agent or by its President or  Vice-President  to the best of its or his or her knowledge and belief.  PIP on behalf of the  Acquiring  Fund shall issue and deliver to the  Secretary of SPMF at the Closing a confirmation  or other evidence  satisfactory to SPMF that Acquiring Fund Shares have been or will be credited to the Acquired  Fund's  account on the books of the Acquiring  Fund. At the Closing,  each party shall deliver to the other such bills of sale,  checks,  assignments,  share  certificates,  receipts and other  documents as such other party or its counsel may reasonably request to effect the transactions contemplated by this Plan.

         (b)      In the  event  that  immediately  prior to the  Valuation  Time (a) the New York  Stock  Exchange
(NYSE) or other  primary  exchange  is closed to trading or trading  thereon is  restricted  or (b)  trading or the reporting of trading on the NYSE or other  primary  exchange or elsewhere is disrupted so that  accurate  appraisal of the value of the Net Assets of the Acquired Fund and of the net asset value per share of the  Acquiring  Fund is impracticable,  the Closing Date shall be postponed  until the first  business day after the date when such trading shall have been fully resumed and such reporting shall have been restored.

4.       Representations and Warranties by SPMF on behalf of the Acquired Fund.
         ----------------------------------------------------------------------

         SPMF makes the following representations and warranties:

         (a)      The Acquired Fund is a series of SPMF, a corporation  duly organized  under the laws of the State of  Maryland  and  validly  existing  [and in good  standing]  under  the laws of that  jurisdiction.  SPMF is duly registered  under the  Investment  Company Act of 1940,  as amended  (the "1940 Act"),  as an open-end,  management investment  company  and  such  registration  is in full  force  and  effect.  The  Acquired  Fund  has  been  duly established in accordance with the terms of SPMF's Charter as a separate series of SPMF.

         (b)      Except as may be previously  disclosed in writing to Acquiring  Fund,  there is no material suit, judicial  action,  or legal or  administrative  proceeding or  investigation of or before any court or governmental body pending or to its knowledge  threatened  against  either of SPMF or the Acquired Fund or any of the properties or assets of SPMF or the Acquired Fund.  Except as previously  disclosed in writing to Acquiring  Fund,  SPMF knows of no facts that might form the basis for the  institution  of such  proceedings,  and with respect to the Acquired
Fund,  SPMF is not a party to or  subject  to the  provisions  of any  order,  decree or  judgment  of any court or governmental  body  that  materially  and  adversely  affects  its  business  or  its  ability  to  consummate  the transactions herein contemplated.

         (c)      SPMF on behalf of the  Acquired  Fund is  authorized  to issue an  unlimited  number of shares of beneficial  interest of Acquired Fund shares,  par value $0.001 each,  each  outstanding  share of which is, and at the Closing Date will be, duly and validly authorized, issued and outstanding,  fully paid, non-assessable,  freely transferable and have full voting rights.

         (d)      All issued and  outstanding  shares of the Acquired  Fund will,  at the time of the  Closing,  be held in the name of the persons and in the amounts set forth in the list of  shareholders  submitted  to  Acquiring
Fund in accordance  with the provisions of Paragraph 3(a). The Acquired Fund has no outstanding  options,  warrants or other rights to subscribe for or purchase any of its shares,  nor is there outstanding any security  convertible into any of its  shares,  except for Class B and Class X shares  which have the  conversion  feature  described  in
Acquired Fund's current Prospectus.

         (e)      The  Portfolio of  Investments,  Statement of Assets and  Liabilities,  Statement of  Operations,
Statement of Changes in Net Assets,  and Financial  Highlights of the Acquired Fund at October 31, 2003 and for the
fiscal year then ended  (copies of which have been  furnished to PIP) have been  audited by  PricewaterhouseCoopers
LLP,  independent  accountants,   in  accordance  with  generally  accepted  auditing  standards.   Such  financial
statements are prepared in accordance with generally  accepted  accounting  principles and present  fairly,  in all material respects, the financial condition,  results of operations,  changes in net assets and financial highlights of the Acquired Fund as of and for the period ended on such date,  and there are no material  known  liabilities of the Acquired Fund (contingent or otherwise) not disclosed therein.

         (f)      Since October 31, 2003,  there has not been any material  adverse change in the Acquired  Fund's'
financial  condition,  assets,  liabilities  or business  other than changes  occurring  in the ordinary  course of business,  or any  incurrence by the Acquired Fund of  indebtedness  maturing more than one year from the date such indebtedness  was  incurred,  except as  otherwise  disclosed  to and  accepted  by PIP.  For the  purposes of this paragraph,  a decline in net assets,  net asset  value per share or a decrease in the number of shares  outstanding shall not constitute a material adverse change.

         (g)      SPMF has the  necessary  power and  authority  to conduct the  Acquired  Fund's  business as such business is now being conducted.

         (h)      SPMF is not,  and the  execution,  delivery  and  performance  of this Plan will not  result,  in violation  of any  provision  of SPMF's  Charter or By-laws or of any material  agreement,  indenture,  instrument, contract, lease or other undertaking to which the Acquired Fund is a party or by which the Acquired Fund is bound.

         (i)      The Acquired Fund does not have any unamortized or unpaid organizational fees or expenses.

         (j)      The  Acquired  Fund has  elected to be treated as a  regulated  investment  company (a "RIC") for federal  income tax purposes  under Part I of  Subchapter M of the Internal  Revenue Code of 1986,  as amended (the
"Code") and the  Acquired  Fund has  qualified  as a RIC for each  taxable  year since its  inception,  and will so qualify as of the Closing Date.  The  consummation  of the  transactions  contemplated  by this Plan will not cause the Acquired Fund to fail to satisfy the requirements of Subchapter M of the Code.

         (k)      At the date  hereof and at the Closing  Date,  there are no known  actual or proposed  deficiency assessments  with  respect  to any taxes  payable  by the  Acquired  Fund.  For each past  calendar  year  since it commenced  operations,  the Acquired Fund has made such  distributions  as are necessary to avoid the imposition of federal excise tax or has paid or provided for the payment of any excise tax imposed.

         (l)      The Acquired  Fund, or its agents,  (i) holds a valid Form W-8BEN,  Certificate of Foreign Status of Beneficial Owner for United States  Withholding (or other  appropriate  series of Form W-8, as the case may be), or Form W-9, Request for Taxpayer  Identification  Number and Certification,  for each Acquired Fund shareholder of record,  which Form W-8 or Form W-9 can be associated  with  reportable  payments made by the Acquired Fund to such shareholder,  and/or (ii) has otherwise  timely  instituted the  appropriate  backup  withholding  procedures  with respect to such shareholder as provided by Section 3406 of the Code and the regulations thereunder.

         (m)      The  information  furnished  and to be  furnished  by SPMF for use in  applications  for  orders, registration  statements,  proxy  materials  and other  documents  that may be  necessary  in  connection  with the transactions  contemplated  hereby is and  shall be  accurate  and  complete  in all  material  respects  and is in compliance  and shall  comply in all  material  respects  with  applicable  federal  securities  and other laws and regulations.

         (n)      The  statement of assets and  liabilities  to be created by SPMF for the Acquired  Fund as of the
Valuation  Time for the  purpose of  determining  the number of  Acquiring  Fund  Shares to be issued  pursuant  to
Section 1 of this Plan will accurately  reflect the Net Assets of the Acquired Fund, and outstanding  shares, as of such date, in conformity with generally accepted accounting principles applied on a consistent basis.

         (o)      At the Closing,  SPMF will have good and  marketable  title to the assets of the Acquired Fund to be transferred to Acquiring Fund pursuant to Paragraph 1(a), and full right,  power and authority to sell,  assign, transfer and deliver such assets  hereunder  free of any liens or  encumbrances  of any nature  whatsoever,  except such  imperfections  of title or  encumbrances  as do not  materially  detract  from the value or use of the assets subject thereto, or materially affect title thereto.

         (p)      The  execution,  delivery,  and  performance  of this  Plan  have  been  duly  authorized  by all necessary  action of SPMF's Board of Directors,  and this Plan  constitutes a valid and binding  obligation of SPMF and of the Acquired Fund enforceable in accordance with its terms subject to any required shareholder approval.

5.       Representations and Warranties by PIP on behalf of the Acquiring Fund.
         ----------------------------------------------------------------------

         PIP makes the following representations and warranties:

         (a)      The Acquiring Fund is a series of PIP, a corporation  duly organized  under the laws of the State of  Maryland  and  validly  existing  and in  good  standing  under  the  laws of  that  jurisdiction.  PIP is duly registered under the 1940 Act as an open-end,  management  investment  company and all of the Acquiring Fund Shares sold have been sold pursuant to an effective  registration  statement  filed under the  Securities  Act of 1933, as amended  (the  "1933  Act")  and such  registration  is in full  force  and  effect.  Acquiring  Fund has been duly established in accordance with the terms of PIP's Amended and Restated Charter as a separate series of PIP.

         (b)      Except as may be previously  disclosed in writing to SPMF,  there is no material  suit,  judicial action,  or legal or  administrative  proceeding  or  investigation  of or before  any court or  governmental  body pending or to its knowledge  threatened  against  either of PIP or the Acquiring  Fund or any of the  properties or assets of PIP or the  Acquiring  Fund.  Except as may be previously  disclosed in writing to SPMF,  PIP knows of no fact that might form the basis for the  institution  of such  proceeding,  and with respect to the Acquiring  Fund,
PIP is not a party to or subject to the  provisions of any order,  decree or judgment of any court or  governmental body that  materially  and adversely  affects its business or its ability to  consummate  the  transactions  herein contemplated.

         (c)      PIP on behalf of the  Acquiring  Fund is  authorized  to issue an  unlimited  number of shares of beneficial  interest of  Acquiring  Fund,  par value $0.001 each,  each  outstanding  share of which is, and at the
Closing  Date will be, duly and validly  authorized  issued and  outstanding,  fully paid,  non-assessable,  freely transferable  and have full  voting  rights.  Except as  contemplated  by this Plan,  Acquiring  Fund does not have outstanding  any  options,  warrants or other  rights to  subscribe  for or purchase any of its shares nor is there outstanding any security  convertible  into any of its shares,  except for Class B shares which have the conversion feature described in Acquiring Fund's current Prospectus.

         (d)      At the  Closing,  Acquiring  Fund  Shares will be  eligible  for  offering to the public in those states of the United States and  jurisdictions in which the shares of the Acquired Fund are presently  eligible for offering to the public,  and there are a sufficient  number of Acquiring Fund Shares  registered under the 1933 Act to permit the transfers contemplated by this Plan to be consummated.

         (e)      The  Portfolio of  Investments,  Statement of Assets and  Liabilities,  Statement of  Operations,
Statement of Changes in Net Assets,  and Financial  Highlights of Acquiring  Fund at September 30, 2003 and for the
fiscal year then ended  (copies of which have been  furnished to SPMF) have been audited by  PricewaterhouseCoopers
LLP,  independent  accountants,   in  accordance  with  generally  accepted  auditing  standards.   Such  financial
statements are prepared in accordance with generally  accepted  accounting  principles and present  fairly,  in all material respects, the financial condition,  results of operations,  changes in net assets and financial highlights of Acquiring Fund as of and for the period ended on such date,  and there are no material known  liabilities of the
Acquiring Fund (contingent or otherwise) not disclosed therein.

         (f)      Since  September  30,  2003,  there has not been any  material  adverse  change in the  Acquiring
Fund's' financial  condition,  assets,  liabilities or business other than changes occurring in the ordinary course of business,  or any  incurrence by the Acquiring  Fund of  indebtedness  maturing more than one year from the date such  indebtedness  was incurred,  except as otherwise  disclosed to and accepted by SPMF. For the purposes of this paragraph,  a decline in net assets,  net asset  value per share or a decrease in the number of shares  outstanding shall not constitute a material adverse change.

         (g)      PIP has the  necessary  power and  authority  to conduct the  Acquiring  Fund's  business as such business is now being conducted.

         (h)      PIP is not,  and the  execution,  delivery  and  performance  of this  Plan will not  result,  in violation  of any  provision  of PIP's  Amended  and  Restated  Charter or Amended and  Restated  By-laws or of any material agreement,  indenture,  instrument,  contract, lease or other undertaking to which the Acquiring Fund is a party or by which the Acquiring Fund is bound.

         (i)      The  Acquiring  Fund has elected to be treated as a RIC for  federal  income tax  purposes  under
Part I of  Subchapter M of the Code and the  Acquiring  Fund has qualified as a RIC for each taxable year since its inception,  and will so qualify as of the Closing Date. The consummation of the  transactions  contemplated by this
Plan will not cause the Acquiring Fund to fail to satisfy the requirements of Subchapter M of the Code.

         (j)      At the date  hereof and at the Closing  Date,  there are no known  actual or proposed  deficiency assessments  with  respect  to any taxes  payable  by the  Acquiring  Fund.  For each past  calendar  year since it commenced  operations,  Acquiring  Fund has made such  distributions  as are  necessary to avoid the  imposition of federal excise tax or has paid or provided for the payment of any excise tax imposed.

         (k)      The  information  furnished  and to be  furnished  by PIP for  use in  applications  for  orders, registration  statements,  proxy  materials  and other  documents  that may be  necessary  in  connection  with the transactions  contemplated  hereby is and  shall be  accurate  and  complete  in all  material  respects  and is in compliance  and shall  comply in all  material  respects  with  applicable  federal  securities  and other laws and regulations.

         (l)      The  statement  of assets  and  liabilities  to be created  by PIP for  Acquiring  Fund as of the
Valuation  Time for the  purpose of  determining  the number of  Acquiring  Fund  Shares to be issued  pursuant  to
Section 1 of this Plan will accurately  reflect the net assets of the Acquiring Fund, and  outstanding  shares,  as of such date, in conformity with generally accepted accounting principles applied on a consistent basis.

         (m)      At the Closing,  the Acquiring Fund will have good and marketable  title to all of the securities and other assets shown on the  statement of assets and  liabilities  referred to in the paragraph  above,  and full right,  power and  authority to sell,  assign,  transfer and deliver  such assets  hereunder  free and clear of all liens or  encumbrances  of any nature  whatsoever,  except such  imperfections  of title or  encumbrances as do not materially  detract from the value or use of the assets subject thereto,  or materially  affect title thereto.  The
Acquiring  Fund Shares to be issued and  delivered to SPMF for and on behalf of the Acquired  Fund pursuant to this
Plan will,  at the Closing  Date,  have been duly  authorized  and,  when issued and  delivered as provided in this
Plan, will be duly and validly issued and outstanding shares of Acquiring Fund, fully paid and non-assessable.

         (n)      The  execution,  delivery,  and  performance  of this  Plan  have  been  duly  authorized  by all necessary action of PIP's Board of Directors,  and by all necessary  corporate action on the part of Acquiring Fund and this Plan  constitutes a valid and binding  obligation  enforceable in accordance with its terms subject to any required shareholder approval.

6.       Covenants of the Companies on behalf of the Funds.
         --------------------------------------------------

(a)      The  Companies  intend to operate  each Fund's  respective  business in the  ordinary  course as presently conducted  between the date hereof and the Closing Date, it being  understood  that the ordinary course of business will include  declaring and paying customary  dividends and other  distributions  and such changes in operations as are contemplated by the normal operations of the Funds

(b)      The Companies  covenant that the Acquired Fund will not acquire the Acquiring  Fund Shares for the purpose of making distributions thereof to anyone other than the Acquired Fund's shareholders.

(c)      SPMF on behalf of the Acquired  Fund  covenants,  if this Plan is  consummated,  to liquidate and dissolve the  Acquired  Fund  immediately  following  its  distribution  of the  Acquiring  Fund shares to the  shareholders pursuant to Section 1(d).

(d)      The  Companies  covenant  that,  by the  Closing,  each of the Fund's  Federal  and other tax  returns and reports  required by law to be filed on or before such date shall have been filed,  and all Federal and other taxes shown as due on said returns and reports shall have been paid.

(e)      At the  Closing,  SPMF  on  behalf  of the  Acquired  Fund  covenants  to  have  available  a copy  of the shareholder  ledger accounts,  certified by SPMF's transfer agent or its President or a Vice-President  to the best of its or his or her  knowledge  and  belief,  for  all the  shareholders  of  record  of  Acquired  Fund as of the
Valuation Time who are to become  shareholders  of the Acquiring Fund as a result of the transfer of assets that is the subject of this Plan.

(f)      SPMF  covenants  to mail to each  shareholder  of  record of the  Acquired  Fund  entitled  to vote at the meeting of its  shareholders  at which action on this Plan is to be considered,  in sufficient  time to comply with requirements  as to notice thereof,  a proxy statement of the Acquired Fund (the "Proxy  Statement") and prospectus of the Acquiring Fund (the "Prospectus")  that complies in all material respects with the applicable  provisions of
Section 14(a) of the  Securities  Exchange Act of 1934,  as amended the (the "1934 Act"),  and Section 20(a) of the
1940 Act, and the rules and regulations, respectively, thereunder.

(g)      PIP  covenants  to file with the U.S.  Securities  and  Exchange  Commission  (the  "SEC") a  registration statement on Form N-14 under the 1933 Act relating to the Acquiring Fund Shares issuable  hereunder  (including any supplement or amendment thereto, the "Registration  Statement"),  and will use its best efforts to provide that the
Registration  Statement  becomes  effective  as promptly as  practicable.  At the time the  Registration  Statement becomes  effective,  at the time of the  shareholders'  meeting of the Acquired  Fund, and on the Closing Date, the
Proxy  Statement of the Acquired  Fund,  the  Prospectus  of the  Acquiring  Fund and the  Statement of  Additional
Information of Acquiring Fund to be included in the Registration  Statement  (collectively,  Proxy Statement),  and the  Registration  Statement will: (i) comply in all material  respects with the applicable  provisions of the 1933
Act,  the 1934 Act and the 1940 Act, and the rules and  regulations  promulgated  thereunder;  and (ii) not contain any  untrue  statement  of a  material  fact or omit to state a  material  fact  required  to be stated  therein or necessary  in order to make the  statements  made therein in the light of the  circumstances  under which they were made, not misleading.

(h)      SPMF  covenants to call a meeting of the  shareholders  of the Acquired Fund to consider and act upon this
Plan and to use all reasonable  efforts to obtain approval of the transactions  contemplated  hereby (including the determinations of its Board of Directors as set forth in Rule 17a-8(a) under the 1940 Act).

(i)      SPMF  covenants  that it will,  from time to time,  as and when  requested by PIP,  execute and deliver or cause to be executed  and  delivered,  all such  assignments  and other  instruments,  and will take or cause to be taken such  further  action,  as PIP may deem  necessary  or desirable in order to vest in and confirm to Acquiring
Fund title to and possession of all the Net Assets to be sold,  assigned,  transferred and delivered  hereunder and otherwise to carry out the intent and purpose of this Plan.

         (j)      PIP covenants to use all reasonable efforts to obtain the approvals and  authorizations  required by the 1933  Act,  the 1940 Act  (including  the  determinations  of its  Board of  Directors  as set forth in Rule
17a-8(a)  thereunder)  and such of the state Blue Sky or  securities  laws as it may deem  appropriate  in order to continue its operations after the Closing Date.

(j)      PIP  covenants  that it will,  from time to time,  as and when  requested by SPMF,  execute and deliver or cause to be executed and delivered all such assignments and other  instruments,  and will take or cause to be taken such further  action,  as SPMF may deem necessary or desirable in order to (i) vest in and confirm to Acquired Fund title to and  possession of all the Acquiring Fund Shares to be  transferred  to the  shareholders  of the Acquired
Fund pursuant to this Plan;  (ii) assume all of the  liabilities of the Acquired Fund in accordance with this Plan;
and (iii) otherwise to carry out the intent and purpose of this Plan.

7.       Conditions Precedent to Obligations of the Companies.
         -----------------------------------------------------

         The obligations of PIP and SPMF hereunder are subject to the  performance by SPMF and PIP  respectively of all the  obligations  to be performed by such  Company,  hereunder on or before the Closing Date and the  following further conditions:

(a)      All  representations  and  warranties  of each of the  Companies  contained in this Plan shall be true and correct in all  material  respects as of the date hereof  and,  except as they may be affected by the  transactions contemplated  by this  Plan,  as of the  Closing  Date,  with the same force and effect as if made on and as of the
Closing Date.

(b)      SPMF and PIP shall each execute and deliver to PIP and SPMF,  respectively,  a  certificate  signed by the
President or a Vice President and by the Secretary or equivalent  officer of SPMF or PIP, as  applicable,  dated as of the Closing Date, to the effect that: (i) all the  representations  and warranties  contained herein  concerning the Acquired Fund or Acquiring  Fund,  as  applicable,  are true and correct in all material  respects at and as of the  Closing  Date,  except  as they may be  affected  by the  transactions  contemplated  by this  Plan;  and (ii)
performance  of all  obligations  required by this Plan to be performed by the Acquired Fund or Acquiring  Fund, or
SPMF or PIP, as applicable, on behalf of the applicable Fund have occurred at or prior to the Closing.

(c)      That the form of this Plan shall have been  adopted and  approved by the  appropriate  action of the Board of Directors of each Company on behalf of the Funds  (including  the  determinations  of the Directors as set forth in Rule 17a-8(a) under the 1940 Act).

(d)      That the SEC shall not have issued an  unfavorable  management  report under Section 25(b) of the 1940 Act or instituted or threatened to institute any proceeding  seeking to enjoin  consummation  of the Plan under Section
25(c)  of the 1940  Act.  And,  further,  no other  legal,  administrative  or other  proceeding  shall  have  been instituted or to the best of either  Company's  knowledge have been threatened that would  materially and adversely affect the business or financial  condition of a Fund,  would  prohibit  the  transactions  contemplated  hereby or would adversely affect the ability of a Fund to consummate the transactions herein contemplated.

(e)      That the Plan  contemplated  hereby shall have been adopted and approved by the appropriate  action of the shareholders of the Acquired Fund at an annual or special meeting or any adjournment thereof.

(f)      That a distribution  or  distributions  shall have been declared for each Fund,  prior to the Closing Date that,  together with all previous  distributions,  shall have the effect of  distributing  to  shareholders of each
Fund (i) all of its ordinary  income and all of its capital gain net income,  if any, for the period from the close of its last fiscal year to the  Valuation  Time and (ii) any  undistributed  ordinary  income and capital  gain net income from any prior  period.  Capital  gain net income has the meaning  assigned to such term by Section  1222(9)
of the Code.

(g)      SPMF shall have received on the Closing Date a favorable  opinion from (i) Piper Rudnick,  special counsel to PIP,  with  respect to items in this  section  that  relate to  matters of  Maryland  law,  and (ii)  Sullivan &
Cromwell,  LLP counsel to Acquiring  Fund,  with respect to certain other items in this  section,  each dated as of the Closing Date, to the effect that:

(1)      PIP is a  corporation  duly  organized and validly  existing  under the laws of the State of Maryland with power under its Amended and  Restated  Charter to own all of its  properties  and assets and, to the knowledge of such counsel, to carry on its business as presently  conducted;  and the Acquiring Fund has been duly  established in accordance  with the terms of PIP's Amended and Restated  Charter as a separate series of PIP;

(2)      This Plan has been duly  authorized,  executed and delivered by PIP, on behalf of the Acquiring  Fund and, assuming  due  authorization,  execution  and delivery of the Plan by SPMF on behalf of the Acquired
               Fund, is and  constitutes  a valid and legally  binding  obligation  of PIP and the Acquiring  Fund, enforceable  against  the assets of the  Acquiring  Fund in  accordance  with its terms,  subject to bankruptcy,  insolvency,  fraudulent  transfer,  reorganization,  moratorium  and  similar  laws  of general  applicability  relating to or affecting creditors' rights and to general equity principles, provided  that  such  counsel  may  state  that  they  express  no  opinion  as to the  validity  or enforceability of any provision regarding choice of Maryland law to govern this Plan;

(3)      All  actions  required  to be  taken  by PIP and the  Acquiring  Fund to  authorize  and  effect  the Plan contemplated  hereby have been duly  authorized by all  necessary  action on the part of PIP and the
               Acquiring Fund;

(4)      The Acquiring  Fund Shares to be issued and  distributed  to the  shareholders  of the Acquired Fund under this Plan,  assuming their due  authorization  and delivery as  contemplated  by this Plan, and upon delivery  against  transfer  of  the  Acquired  Fund's  Net  Assets,  will  be  validly  issued  and outstanding  and  fully  paid and  non-assessable,  and no  shareholder  of  Acquiring  Fund has any pre-emptive right to subscribe therefor or purchase such shares;

(5)      The  execution  and  delivery  of the  Plan  did  not  and  the  performance  of  this  Plan by PIP of its obligations  hereunder  will not violate any  provision  of PIP's  Amended and  Restated  Charter or
               Amended  and  Restated  By-laws,  or  result  in a  default  or a breach  of (a) (a) the  Management
               Agreement,  dated ___,  between __ and ___, (b) the Custodian  Contract,  dated ___, between ___ and
               ___, (c) the  Distribution  Agreement,  dated ___,  between ___ and ___, and (d) the Transfer Agency and Service  Agreement,  dated ___,  between ___ and ___,  except where such  violation,  default or breach would not have a material adverse effect on the Acquiring Fund;

(6)      To the knowledge of such counsel,  no consent,  approval,  authorization,  filing or order of any court or governmental  authority is required for the  consummation  by PIP of the  transactions  contemplated herein,  except  such as have been  obtained  under the 1933 Act,  the 1934 Act and the 1940 Act and such as may be required  under state Blue Sky or securities  laws as to which such counsel may state that they express no opinion;
(7)      PIP has been registered with the SEC as an investment  company,  and, to the knowledge of such counsel, no order has been issued or proceeding instituted to suspend such registration.

         (8) Such counsel knows of no litigation or  government  proceeding  instituted or threatened  against PIP, involving  Acquiring Fund, that would be required to be disclosed in its  registration  statement on
               Form N-1A and is not so disclosed.

         In giving the  opinions  set forth  above,  counsel  may state that it is relying on  certificates  of the officers of PIP with regard to matters of fact, and certain  certifications  and written statements of governmental officials with respect to the good standing of PIP.

         (h)      PIP shall have  received on the Closing  Date a favorable  opinion  from (i) Piper  Rudnick  LLP, special  counsel to SPMF,  with respect to items in this  section that relate to matters of Maryland  law, and (ii)
Shearman & Sterling  LLP,  counsel to Acquired  Fund,  with respect to certain  other items in this  section,  each dated as of the Closing Date, to the effect that:

(1)      SPMF is a corporation  duly  organized and validly  existing  under the laws of the state of Maryland with power  under its  Charter to own all of its  properties  and assets  and,  to the  knowledge  of such counsel,  to carry on its  business  as  presently  conducted  and the  Acquired  Fund has been  duly established in accordance with the terms of SPMF's Charter as a separate series of SPMF;

(2)      This Plan has been duly  authorized,  executed and  delivered by SPMF on behalf of the Acquired  Fund and, assuming due  authorization,  execution  and delivery of the Plan by PIP, on behalf of the  Acquiring
              Fund,  is and  constitutes  a valid and legally  binding  obligation  of SPMF and the  Acquired  Fund enforceable  against  the assets of the  Acquired  Fund,  in  accordance  with its terms,  subject to bankruptcy, insolvency, fraudulent transfer,  reorganization,  moratorium and similar laws of general applicability  relating to or affecting creditors' rights and to general equity principles,  provided that such  counsel may state that they  express no opinion as to the  validity or  enforceability  of any provision regarding choice of Maryland law  to govern this Plan;

(3)      All  actions  required  to be  taken  by SPMF and the  Acquired  Fund to  authorize  and  effect  the Plan contemplated  hereby have been duly  authorized by all  necessary  action on the part of SPMF and the
              Acquired Fund;

(4)      The  execution  and  delivery  of the  Plan  did  not  and the  performance  of  this  Plan by SPMF of its obligations  hereunder will not,  violate any provision of SPMF's Charter or By-laws,  or result in a default or breach of (a) the Management  Agreement,  dated ___, between __ and ___, (b) the Custodian
              Contract,  dated ___,  between ___ and ___, (c) the  Distribution  Agreement,  dated ___, between ___
              and ___, and (d) the Transfer Agency and Service  Agreement,  dated ___,  between ___ and ___, except where such  violation,  default or breach  would not have a material  adverse  effect on the Acquired
              Fund;

(5)      To the knowledge of such counsel,  no consent,  approval,  authorization,  filing or order of any court or governmental  authority is required for the  consummation  by SPMF of the  transactions  contemplated herein,  except  such as have been  obtained  under  the 1933 Act,  the 1934 Act and the 1940 Act and such as may be required  under state Blue Sky or  securities  laws as to which such counsel may state that they express no opinion;

(6)      Such counsel  knows of no  litigation or  government  proceeding  instituted  or threatened  against SPMF, involving  Acquired  Fund,  that would be required to be disclosed in its  registration  statement on
              Form N-1A and is not so disclosed;

(7)      SPMF has been  registered  with the SEC as an investment  company,  and, to the knowledge of such counsel, no order has been issued or proceeding instituted to suspend such registration.

         In giving the  opinions  set forth  above,  counsel  may state that it is relying on  certificates  of the officers  of SPMF  with  regard  to  matters  of  fact,  and  certain  certifications  and  written  statements  of governmental officials with respect to the good standing of SPMF.

8.       Further Conditions Precedent to Obligations of the Companies.
         -------------------------------------------------------------

The  obligations  of PIP and SPMF  hereunder  are subject to the further  conditions  that on or before the Closing
Date:

(a)      PIP's  Registration  Statement  with respect to the Acquiring  Fund Shares to be delivered to the Acquired
Fund's  shareholders  in  accordance  with this Plan shall have become  effective  under the 1933 Act,  and no stop orders suspending the  effectiveness of the Registration  Statement or any amendment or supplement  thereto,  shall have been issued  prior to the  Closing  Date or shall be in effect at Closing,  and to the best  knowledge  of the parties  hereto,  no  investigation  or proceedings for the issuance of such an order shall have been instituted or be pending, threatened or contemplated on that date.

(b)      This Plan and the transactions  contemplated  herein shall have been approved by the requisite vote of (a)
the Board of  Directors  of SPMF and the Board of  Directors  of PIP,  as to the  determinations  set forth in Rule
17a-8(a)  under the 1940 Act, (b) the Board of Directors of PIP as to the  assumption by PIP of the  liabilities of the  Acquired  Fund and (c) the holders of the  outstanding  shares of the  Acquired  Fund in  accordance  with the provisions  of SPMF's  Charter  and  By-Laws,  and  certified  copies of the  resolutions  or other  documents,  as applicable, evidencing such approvals shall have been delivered to PIP and SPMF, as applicable.

(c)      Any proposed  change to PIP's  operations that may be approved by the Board of Directors of PIP subsequent to the date of this Plan but in connection with and as a condition to implementing  the  transactions  contemplated by this Plan, for which the approval of PIP shareholders is required  pursuant to the 1940 Act or otherwise,  shall have been approved by the requisite  vote of the holders of the  outstanding  shares of PIP in accordance  with the
1940 Act and General Corporation Law of the State of Maryland,  and certified copies of the resolutions  evidencing such approval shall have been delivered to SPMF.

(d)      On the  Closing  Date,  no  action,  suit or  other  proceeding  shall  be  pending  before  any  court or governmental  agency  in which it is  sought  to  restrain  or  prohibit,  or  obtain  damages  or other  relief in connection with, this Plan or the transactions contemplated herein.

(e)      All  consents  of other  parties  and all  consents,  orders  and  permits  of  federal,  state  and local regulatory  authorities  (including  those of the SEC and of state Blue Sky or  securities  authorities,  including
"no-action"  positions  of  such  authorities)  deemed  necessary  by PIP or SPMF to  permit  consummation,  in all material  respects,  of the  transactions  contemplated  hereby shall have been  obtained,  except where failure to obtain any such  consent,  order or permit would not involve a risk of a material  adverse  effect on the assets or properties of the Acquiring Fund or the Acquired  Fund,  provided that either party hereto may for itself waive any part of this condition.

(f)      SPMF and PIP shall have  received  with respect to the  Acquired  Fund on or before the Closing  Date,  an opinion of Shearman & Sterling  LLP,  in form and  substance  satisfactory  to SPMF and PIP,  substantially  to the effect that, for federal income tax purposes,

(1)      the transfer of the assets of the Acquired Fund in exchange  solely for the Acquiring  Fund Shares and the assumption by Acquiring  Fund of the  liabilities  of the Acquired Fund, as provided for in the Plan, will constitute a  reorganization  within the meaning of Section 368(a) of the Code, and the Acquired
              Fund and the  Acquiring  Fund each will be deemed  to be a "party  to a  reorganization"  within  the meaning of Section 368(b) of the Code;

(2)      in  accordance  with Section  361(a) of the Code,  no gain or loss will be recognized to the Acquired Fund under  Section  361(c)(1)  of the Code as a result of the  transfer of assets  solely in exchange for
              Acquiring  Fund Shares and the  assumption by the Acquiring  Fund of the  liabilities of the Acquired
              Fund or on the  distribution  of the Acquiring Fund Shares to the  shareholders of the Acquired Fund, as provided for in the Plan;

(3)      under Section 1032 of the Code,  no gain or loss will be  recognized to the Acquiring  Fund on the receipt of the assets of the Acquired  Fund in exchange for the Acquiring  Fund Shares and the  assumption by the Acquiring Fund of the liabilities of the Acquired Fund, as provided for in the Plan;

(4)      in accordance with Section  354(a)(1) of the Code, no gain or loss will be recognized to the  shareholders of the Acquired  Fund on the receipt of Acquiring  Fund Shares in exchange  for their  Acquired  Fund
              Shares;

(5)      in accordance  with Section  362(b) of the Code,  the tax basis of the Acquiring Fund in the assets of the
              Acquired  Fund will be the same as the tax basis of such  assets  in the hands of the  Acquired  Fund immediately prior to the consummation of the transactions contemplated by the Plan;

(6)      in  accordance  with  Section 358 of the Code,  immediately  after the  consummation  of the  transactions contemplated  by the Plan,  the tax basis of the Acquiring Fund Shares  received by the  shareholders of the Acquired Fund will be equal,  in the  aggregate,  to the tax basis of the Acquired Fund Shares surrendered in exchange therefor;

(7)      in accordance  with Section 1223 of the Code, the holding  period for the Acquiring  Fund Shares  received by the  shareholders  of the Acquired  Fund will be determined by including the period for which such shareholder  held the Acquired  Fund Shares  exchanged  therefor;  provided,  that the Acquired  Fund
              Shares were held as capital assets for federal income tax purposes;

(8)      in accordance  with Section 1223 of the Code,  the holding  period of the  Acquiring  Fund with respect to the assets of the Acquired Fund  acquired by it in  accordance  with the Plan will include the period for which such assets were held by the Acquired Fund; and

(9)      pursuant to Section  381(a) of the Code and  regulations  thereunder,  the Acquiring  Fund will succeed to and take into account  certain tax  attributes  of the Acquired  Fund,  such as earnings and profits, capital loss carryovers and method of accounting.

         In giving the  opinions  set forth  above,  counsel  may state that it is relying on  certificates  of the officers of PIP and/or SPMF with regard to certain matters.

9.       Fees and Expenses.
         ------------------

         (a)      Each  Company  represents  and  warrants to the other that there are no broker or  finders'  fees payable by it in connection with the transactions provided for herein.

         (b)      The  expenses of entering  into and carrying  out the  provisions  of this Plan shall be borne by
Prudential Investments LLC, or its affiliates.

10.      Termination; Postponement; Waiver; Order.
         ------------------------------------------

(a)      Anything  contained  in this  Plan to the  contrary  notwithstanding,  this  Plan  may be  terminated  and abandoned at any time (whether  before or after approval  thereof by the  shareholders  of the Acquired Fund) prior to the Closing or the Closing may be postponed  by either  Company on behalf of a Fund by  resolution  of the Board of  Directors,  if  circumstances  develop  that, in the opinion of either  Board,  make  proceeding  with the Plan inadvisable.

(b)      Either  Company,  on behalf of the applicable  Fund, may at its option  terminate this Plan at or prior to the  Closing  Date  because of (i) a  material  breach by the other of any  representation,  warranty  or  covenant contained  herein to be  performed  at or prior to the  Closing  Date;  (ii) a  condition  herein  expressed  to be precedent to the  obligations  of either party not having been met and it reasonably  appearing that it will not or cannot be met; or (iii) a mutual written agreement of the Companies.

(c)      In the event of  termination of this Plan pursuant to the  provisions  hereof,  the same shall become void and have no further  effect with  respect to the  Acquiring  Fund or Acquired  Fund,  and neither  PIP,  SPMF,  the
Acquiring  Fund nor the  Acquired  Fund,  nor the  directors,  officers,  agents  or  shareholders  shall  have any liability in respect of this Plan.

(d)      At any time prior to the Closing,  any of the terms or  conditions of this Plan may be waived by the party who is entitled to the benefit  thereof by action taken by the  relevant  Company's  Board of Directors  if, in the judgment  of such  Board of  Directors,  such  action  or waiver  will not have a  material  adverse  affect on the benefits intended under this Plan to its shareholders, on behalf of whom such action is taken.

(e)      The respective  representations and warranties  contained in Sections 4 and 5 hereof shall expire with and be terminated by the Plan, and neither PIP, SPMF, nor either of their  respective  officers,  directors,  agents or shareholders  nor either of the Funds nor their  respective  shareholders  shall have any liability with respect to such  representations  or warranties  after the Closing.  This provision  shall not protect any officer,  director, agent or  shareholder  of either of the Funds or the  Companies  against any liability to the entity for which that officer,  director,  agent or shareholder so acts or to any of the Companies'  shareholders  to which that officer, director,  agent or  shareholder  would  otherwise be subject by reason of willful  misfeasance,  bad faith,  gross negligence, or reckless disregard of the duties in the conduct of such office.

(f)      If any order or orders of the SEC with  respect  to this Plan  shall be issued  prior to the  Closing  and shall impose any terms or  conditions  that are  determined  by action of the Board of Directors of PIP or SPMF, on behalf  of the Funds to be  acceptable,  such  terms  and  conditions  shall be  binding  as if a part of this Plan without further vote or approval of the  shareholders of the Acquired Fund,  unless such terms and conditions shall result in a change in the method of  computing  the number of  Acquiring  Fund Shares to be issued to the  Acquired
Fund in which event,  unless such terms and conditions shall have been included in the proxy solicitation  material furnished to the shareholders of the Acquired Fund prior to the meeting at which the  transactions  contemplated by this Plan shall have been approved,  this Plan shall not be consummated and shall  terminate  unless SPMF on behalf of the Acquired Fund shall  promptly call a special  meeting of  shareholders  at which such  conditions so imposed shall be submitted for approval.

11.         Headings; Counterparts
            ----------------------

         (a)      The  paragraph  headings  contained in this Plan are for  reference  purposes  only and shall not affect in any way the meaning or interpretation of this Plan.

         (b)      This  Plan may be  executed  in any  number  of  counterparts,  each of which  will be  deemed an original.

12.         Agreement an Obligation Only of the  Funds, and Enforceable Only Against Assets of the Funds.
            ---------------------------------------------------------------------------------------------

           Each  Company  acknowledges  that it must look,  and agrees that it shall look,  solely to the assets of the Funds for the  enforcement of any claims  arising out of or based on the  obligations of the Companies or Funds hereunder,  and in  particular  that none of the assets of the  Companies  other than the  portfolio  assets of the
Funds may be resorted to for the enforcement of any claim based on the obligations of the Funds hereunder.

13.      Entire Plan and Amendments; Survival of Warranties
         --------------------------------------------------

           This  Plan  embodies  the  entire  plan of PIP and  SPMF,  on  behalf  of the  Funds  and  there  are no agreements,  understandings,  restrictions,  or warranties between the parties other than those set forth herein or herein  provided  for.  This  Plan may be  amended,  modified  or  supplemented  only in  writing  by the  parties, provided,  however,  that  following the  shareholder's  meeting called by SPMF, on behalf of the Acquired Fund, no such  amendment may have the effect of changing the provisions  for  determining  the number of shares of Acquiring
Fund to be  distributed  to Acquired  Fund's  shareholders  under this Plan to the  detriment of such  shareholders without  their  further  approval.  Neither  this Plan nor any  interest  herein may be assigned  without the prior written  consent of PIP and SPMF,  on behalf of the Fund  corresponding  to the Fund  making the  assignment.  This
Plan shall bind and inure to the  benefit of the  parties  and their  respective  successors  and  assigns,  and no assignment  or transfer  hereof of any rights or  obligations  hereunder  shall be made by either party without the written  consent of the other  party.  Nothing  herein  expressed  or implied is intended or shall be  construed to confer upon or give any person,  firm or  corporation  other than the parties and their  respective  successors and assigns any rights or remedies  under or by reason of this Plan.  The  representations,  warranties  and  covenants contained in this Plan or in any document  delivered  pursuant  hereto or in connection  herewith shall survive the consummation of the transactions contemplated hereunder.

14.      Notices.
         --------

         Any notice,  report,  demand or other  communication  required or permitted by any  provision of this Plan shall be in  writing  and shall be deemed to have been  given if hand  delivered  or mailed,  first  class  postage prepaid,  addressed to SPMF at One Corporate Drive, P.O. Box 883, Shelton, CT 06484, Attention:  Secretary;  and to
PIP at Gateway Center Three, 100 Mulberry Street, Newark, New Jersey 07102, Attention: Secretary.

15.      Governing Law.
         --------------

         This Plan  shall be  governed  by and  construed  in  accordance  with the laws of the State of  Maryland, provided  that, in the case of any conflict  between such laws and the federal  securities  laws,  the latter shall govern.

         IN WITNESS WHEREOF,  Strategic  Partners Mutual Funds, Inc., on behalf of Strategic Partners Managed Large
Cap Growth Fund and The  Prudential  Investment  Portfolios,  Inc. on behalf of Jennison  Growth Fund, has executed this Plan by their respective duly authorized officers, all as of the date and year first-above written.

                                                   Strategic Partners Mutual Funds, Inc.
                                                   on behalf of
                                                   Strategic Partners Managed Large Cap Growth Fund

Attest:                                            By:

-----------------------------                      -------------------------------------------
                                                   Title:

                                                   -------------------------------------------

                                                   THE PRUDENTIAL INVESTMENT PORTFOLIOS, INC.
                                                   on behalf of
                                                   Jennison Growth Fund

Attest:                                            By:

-----------------------------                      -------------------------------------------

                                                   Title:
                                                   -------------------------------------------

B- 5

B-1
                                                         -

Attachment B

                                       STRATEGIC PARTNERS MUTUAL FUNDS, INC.

                                 Strategic Partners Managed Large Cap Growth Fund

                                               SUBADVISORY AGREEMENT

Agreement made as of this ____ day of _____,  2004 between and among Prudential  Investments LLC ("PI"), a New York limited  liability  company,  American  Skandia  Investment  Services,  Inc.  ("ASISI"  and  together  with PI, the
"Manager"), a Connecticut corporation, and Jennison Associates LLC (the "Subadviser"),

WHEREAS, the Manager has entered into a Management Agreement (the "Management  Agreement")  dated May 1, 2003, with
Strategic Partners Mutual Funds, Inc. ("SP Funds"), a Maryland  corporation and a diversified,  open-end management investment  company  registered under the Investment  Company Act of 1940 as amended (the "1940 Act"), with respect to the Strategic  Partners Managed Large Cap Growth Fund (the "Fund"),  a series of SP Funds,  pursuant to which PI and ASISI act as Manager of the Fund; and

WHEREAS,  the Manager desires to retain the Subadviser to provide  investment  advisory services to the Fund and to manage such portion of the Fund as the Manager  shall from time to time direct,  and the  Subadviser  is willing to render such investment advisory services; and

NOW, THEREFORE, the Parties agree as follows:

1. (a) Subject to the  supervision  of the Manager and the Board of Directors  of the Fund,  the  Subadviser  shall manage such portion of the Fund's  portfolio,  including  the  purchase,  retention  and  disposition  thereof,  in accordance  with the  Fund's  investment  objectives,  policies  and  restrictions  as stated  in its then  current prospectus and statement of additional  information  (such  Prospectus  and Statement of Additional  Information as
currently in effect and as amended or supplemented  from time to time, being herein called the  "Prospectus"),  and subject to the following understandings:

(i) The  Subadviser  shall  provide  supervision  of such portion of the Fund's  investments  as the Manager  shall direct,  and shall determine from time to time what  investments and securities will be purchased,  retained,  sold or loaned by the Fund, and what portion of the assets will be invested or held uninvested as cash.

(ii) In the  performance  of its  duties  and  obligations  under  this  Agreement,  the  Subadviser  shall  act in conformity with the copies of the Articles of  Incorporation,  By-Laws and Prospectus of the Fund provided to it by the Manager  (the Fund  Documents)  and with the  instructions  and  directions  of the Manager and of the Board of
Directors of the Fund,  co-operate with the Manager's (or its designee's)  personnel responsible for monitoring the
Fund's  compliance and will conform to and comply with the  requirements of the 1940 Act, the Internal Revenue Code of 1986, as amended,  and all other  applicable  federal and state laws and regulations.  In connection  therewith, the Subadviser shall,  among other things,  prepare and file such reports as are, or may in the future be, required by the  Securities and Exchange  Commission  (the  Commission).  The Manager shall provide  Subadviser  timely with copies of any updated Fund documents.

(iii) The Subadviser  shall determine the securities and futures  contracts to be purchased or sold by such portion of the Fund's portfolio,  as applicable,  and will place orders with or through such persons,  brokers,  dealers or futures commission  merchants  (including but not limited to Prudential  Securities  Incorporated (or any broker or dealer  affiliated  with the  Subadviser)  to carry out the policy with  respect to  brokerage  as set forth in the
Fund's  Prospectus or as the Board of Directors may direct from time to time. In providing the Fund with investment supervision,  it is recognized that the Subadviser will give primary  consideration  to securing the most favorable price and efficient  execution.  Within the  framework of this policy,  the  Subadviser  may consider the financial responsibility,  research and investment  information  and other services  provided by brokers,  dealers or futures commission  merchants  who may  effect or be a party to any such  transaction  or other  transactions  to which the
Subadviser's  other clients may be a party.  The Manager (or  Subadviser) to the Fund each shall have discretion to effect investment transactions for the Fund through broker-dealers  (including,  to the extent legally permissible, broker-dealers  affiliated  with the  Subadviser(s))  qualified to obtain best execution of such  transactions  who provide  brokerage  and/or  research  services,  as such services are defined in  Section 28(e)  of the  Securities
Exchange Act of 1934, as amended (the "1934 Act"), and to cause the Fund to pay any such  broker-dealers  an amount of commission  for effecting a portfolio  transaction in excess of the amount of commission  another  broker-dealer would have  charged  for  effecting  that  transaction,  if the  brokerage  or research  services  provided by such broker-dealer,  viewed in light of either that particular  investment  transaction or the overall  responsibilities of the  Manager  (or the  Subadviser)  with  respect  to the Fund and  other  accounts  as to which  they or it may exercise  investment  discretion (as such term is defined in  Section 3(a)(35)  of the 1934 Act), are reasonable in relation to the amount of commission.

On occasions  when the  Subadviser  deems the purchase or sale of a security or futures  contract to be in the best interest  of the Fund as well as other  clients of the  Subadviser,  the  Subadviser,  to the extent  permitted  by applicable  laws and  regulations,  may, but shall be under no obligation  to,  aggregate the securities or futures contracts to be sold or purchased in order to obtain the most favorable  price or lower  brokerage  commissions and efficient  execution.  In such event,  allocation of the  securities or futures  contracts so purchased or sold, as well as the expenses  incurred in the  transaction,  will be made by the  Subadviser  in the manner the  Subadviser considers to be the most  equitable and  consistent  with its fiduciary  obligations  to the Fund and to such other clients.

(iv) The  Subadviser  shall  maintain  all books and  records  with  respect to the Fund's  portfolio  transactions effected by it as required by  subparagraphs (b)(5),  (6), (7), (9), (10) and (11) and  paragraph (f) of Rule 31a-1 under the 1940 Act,  and shall render to the Fund's Board of  Directors  such  periodic and special  reports as the
Directors may reasonably  request.  The Subadviser  shall make reasonably  available its employees and officers for consultation  with any of the  Directors or officers or employees of the Fund with respect to any matter  discussed herein, including, without limitation, the valuation of the Fund's securities.

(v) The  Subadviser  or an  affiliate  shall  provide the Fund's  Custodian on each  business day with  information relating  to all  transactions  concerning  the  portion of the Fund's  assets it  manages,  and shall  provide the
Manager with such information upon request of the Manager.

(vi) The investment  management services provided by the Subadviser  hereunder are not to be deemed exclusive,  and the  Subadviser  shall be free to render  similar  services  to others.  Conversely,  the  Subadviser  and  Manager understand  and agree that if the Manager  manages the Fund in a  "manager-of-managers"  style,  the Manager  will, among  other  things,  (i)  continually  evaluate  the  performance  of the  Subadviser  through  quantitative  and qualitative  analysis and consultations with the Subadviser,  (ii) periodically make  recommendations to the Fund's
Board as to whether the contract with one or more  subadvisers  should be renewed,  modified,  or  terminated,  and
(iii)  periodically  report to the Fund's Board  regarding the results of its evaluation and monitoring  functions.
The Subadviser recognizes that its services may be terminated or modified pursuant to this process.

(vii) The Subadviser  acknowledges  that the Manager and the Fund intend to rely on Rule 17a-10,  Rule 10f-3,  Rule
12d3-1 and Rule 17e-1 under the 1940 Act,  and the  Subadviser  hereby  agrees  that it shall not consult  with any other  subadviser  to the Fund with respect to  transactions  in securities  for the Fund's  portfolio or any other transactions of Fund assets.

(b) The Subadviser  shall  authorize and permit any of its directors,  officers and employees who may be elected as
Directors or officers of the Fund to serve in the  capacities  in which they are elected.  Services to be furnished by the Subadviser  under this Agreement may be furnished  through the medium of any of such directors,  officers or employees.

(c) The Subadviser  shall keep the Fund's books and records  required to be maintained by the  Subadviser  pursuant to  paragraph  1(a) hereof and shall timely  furnish to the Manager all  information  relating to the  Subadviser's services  hereunder  needed by the Manager to keep the other books and records of the Fund  required by  Rule 31a-1 under the 1940 Act or any successor  regulation.  The Subadviser agrees that all records which it maintains for the
Fund are the  property of the Fund,  and the  Subadviser  will  surrender  promptly to the Fund any of such records upon the Fund's request,  provided,  however, that the Subadviser may retain a copy of such records. The Subadviser further  agrees to preserve for the periods  prescribed by Rule 31a-2 of the  Commission  under the 1940 Act or any successor regulation any such records as are required to be maintained by it pursuant to paragraph 1(a) hereof.

(d) In connection  with its duties under this  Agreement,  the Subadviser  agrees to maintain  adequate  compliance procedures to ensure its compliance with the 1940 Act, the Investment  Advisers Act of 1940, as amended,  and other applicable state and federal regulations.

(e) The  Subadviser  shall  furnish to the  Manager  copies of all  records  prepared in  connection  with  (i) the performance of this Agreement and (ii) the  maintenance of compliance  procedures pursuant to paragraph 1(d) hereof as the Manager may reasonably request.

(f) The Subadviser  shall be responsible for the voting of all shareholder  proxies with respect to the investments and  securities  held in the  Fund's  portfolio,  subject  to such  reporting  and other  requirements  as shall be established by the Manager.

(g) Upon  reasonable  request  from the  Manager,  the  Subadviser  (through a  qualified  person)  will assist the valuation  committee of the Fund or the Manager in valuing  securities  of the Fund as may be required from time to time,  including  making  available  information of which the  Subadviser  has knowledge  related to the securities being valued.

2. The Manager shall  continue to have  responsibility  for all services to be provided to the Fund pursuant to the
Management  Agreement  and,  as more  particularly  discussed  above,  shall  oversee  and review the  Subadviser's performance  of its duties  under this  Agreement.  The Manager  shall  provide (or cause the Fund's  custodian  to provide)  timely  information to the Subadviser  regarding such matters as the composition of assets in the portion of the Fund managed by the Subadviser,  cash  requirements and cash available for investment in such portion of the
Fund, and all other  information as may be reasonably  necessary for the Subadviser to perform its duties hereunder
(including  any  excerpts of minutes of meetings  of the Board of  Directors  of the Fund that affect the duties of the Subadviser).

3. For the  services  provided and the  expenses  assumed  pursuant to this  Agreement,  the Manager  shall pay the
Subadviser as full compensation  therefor,  a fee equal to the percentage of the Fund's average daily net assets of the portion of the Fund managed by the  Subadviser as described in the attached  Schedule A.  Liability for payment of compensation by the Manager to the Subadviser  under this Agreement is contingent upon the Manager's  receipt of payment from the Fund for management  services  described under the Management  Agreement  between the Fund and the
Manager.  Expense caps or fee waivers for the Fund that may be agreed to by the  Manager,  but not agreed to by the
Subadviser, shall not cause a reduction in the amount of the payment to the Subadviser by the Manager.

4. The  Subadviser  shall  not be liable  for any error of  judgment  or for any loss  suffered  by the Fund or the
Manager in  connection  with the matters to which this  Agreement  relates,  except a loss  resulting  from willful misfeasance,  bad faith or gross negligence on the  Subadviser's  part in the performance of its duties or from its reckless  disregard of its  obligations and duties under this Agreement,  provided,  however,  that nothing in this
Agreement  shall be deemed to waive any  rights the  Manager  or the Fund may have  against  the  Subadviser  under federal or state  securities  laws.  The Manager shall  indemnify  the  Subadviser,  its  affiliated  persons,  its officers,  directors  and  employees,  for any  liability and expenses,  including  attorneys'  fees,  which may be sustained as a result of the Manager's willful  misfeasance,  bad faith,  gross negligence,  reckless  disregard of its duties hereunder or violation of applicable law, including,  without  limitation,  the 1940 Act and federal and state  securities  laws.  The  Subadviser  shall  indemnify  the Manager,  its  affiliated  persons,  its officers, directors and employees,  for any liability and expenses,  including  attorneys'  fees, which may be sustained as a result of the Subadviser's  willful misfeasance,  bad faith, gross negligence,  or reckless disregard of its duties hereunder  or  violation of  applicable  law,  including,  without  limitation,  the 1940 Act and federal and state securities laws.

5. This  Agreement  shall  continue in effect for a period of more than two years from the date hereof only so long as such  continuance is  specifically  approved at least annually in conformity  with the  requirements of the 1940
Act; provided,  however,  that this Agreement may be terminated by the Fund at any time, without the payment of any penalty,  by the Board of Directors of the Fund or by vote of a majority of the outstanding  voting  securities (as defined in the 1940 Act) of the Fund, or by the Manager or the  Subadviser at any time,  without the payment of any penalty,  on not more than 60 days' nor less than 30 days' written notice to the other party.  This Agreement shall terminate  automatically  in the event of its  assignment  (as defined in the 1940 Act) or upon the  termination of the  Management  Agreement.  The  Subadviser  agrees that it will  promptly  notify the Fund and the Manager of the occurrence  or  anticipated  occurrence  of any event that would result in the  assignment  (as defined in the 1940
Act) of this  Agreement,  including,  but not limited to, a change or anticipated  change in control (as defined in the 1940 Act) of the  Subadviser;  provided  that the  Subadviser  need not provide  notice of such an  anticipated event before the anticipated event is a matter of public record.

      Any notice or other  communication  required  to be given  pursuant  to this  Agreement  shall be deemed duly given if delivered or mailed by registered mail,  postage prepaid,  (1) to the Manager at Gateway Center Three, 100
Mulberry Street, 4th Floor, Newark, NJ 07102-4077,  Attention:  Secretary; (2) to the Fund at Gateway Center Three,
4th Floor,  100 Mulberry  Street,  Newark,  NJ 07102-4077,  Attention:  Secretary;  or (3) to the Subadviser at 466
Lexington Avenue, New York, New York 10017.

6. Nothing in this Agreement shall limit or restrict the right of any of the  Subadviser's  directors,  officers or employees who may also be a Trustee,  officer or employee of the Fund to engage in any other  business or to devote his or her time and attention in part to the  management or other aspects of any business,  whether of a similar or a dissimilar  nature,  nor limit or restrict the  Subadviser's  right to engage in any other  business or to render services of any kind to any other corporation, firm, individual or association.

7. During the term of this  Agreement,  the Manager  agrees to furnish the  Subadviser at its principal  office all prospectuses,  proxy  statements,  reports  to  shareholders,  sales  literature  or other  material  prepared  for distribution  to  shareholders  of the Fund or the public,  which refer to the  Subadviser in any way, prior to use thereof and not to use material if the Subadviser  reasonably  objects in writing five business days (or such other time as may be mutually  agreed)  after  receipt  thereof.  Sales  literature  may be furnished  to the  Subadviser hereunder by first-class or overnight mail, facsimile transmission equipment or hand delivery.

8. This  Agreement  may be amended by mutual  consent,  but the consent of the Fund must be obtained in  conformity with the requirements of the 1940 Act.

9. This Agreement shall be governed by the laws of the State of New York.

10.  Any  question  of  interpretation  of any term or  provision  of this  Agreement  having a  counterpart  in or otherwise  derived  from a term or  provision  of the 1940 Act,  shall be  resolved  by  reference  to such term or provision of the 1940 Act and to  interpretations  thereof,  if any, by the United States courts or, in the absence of any controlling  decision of any such court, by rules,  regulations or orders of the Commission  issued pursuant to the 1940 Act. In addition,  where the effect of a  requirement  of the 1940 Act,  reflected in any  provision of this  Agreement,  is related by rules,  regulation or order of the  Commission,  such provision  shall be deemed to incorporate the effect of such rule, regulation or order.

IN WITNESS  WHEREOF,  the Parties hereto have caused this  instrument to be executed by their  officers  designated below as of the day and year first above written.

PRUDENTIAL INVESTMENTS LLC
By:
Name:
Title:

AMERICAN SKANDIA INVESTMENT SERVICES, INC.
By:
Name:
Title:

JENNISON ASSOCIATES LLC

By:
Name:
Title:

                                                    SCHEDULE A

                                       STRATEGIC PARTNERS MUTUAL FUNDS, INC.

                                 Strategic Partners Managed Large Cap Growth Fund

As compensation for services provided by Jennison Associates LLC ("Jennison"), Prudential Investments LLC and
American Skandia Investment Services, Inc. will pay Jennison a fee equal, on an annualized basis, to the following:

Portfolio Name                                                                                  Advisory Fee

Strategic Partners Managed Large Cap Growth Fund                                0.20% on the first $500 million
                                                                                0.15% on the next $500 million
                                                                                0.10% after $1 billion

Dated as of __________, 2004.

FUND NAME HERE

To vote by Telephone

1) Read the Proxy Statement and have the proxy card below at hand.
2) Call 1-800-690-6903
3) Follow the instructions.

To vote by Internet

1) Read the Proxy Statement and have the proxy card below at hand.
2) Go to Website www.proxyvote.com
3) Follow the instructions provided on the website.

To vote by Mail

1) Read the Proxy Statement.
2) Check the appropriate boxes on the proxy card below.
3) Sign and date the proxy card.
4) Return the proxy card in the envelope provided.

TO VOTE, MARK BLOCKS BELOW IN BLUE OR BLACK INK AS FOLLOWS:

PIMNG1 KEEP THIS PORTION FOR YOUR RECORDS

DETACH AND RETURN THIS PORTION ONLY

THIS PROXY CARD IS VALID ONLY WHEN SIGNED AND DATED.

FUND'S NAME

The Board Of Directors Recommends A Vote For The Proposal.

	For	Against	Abstain
1. To approve an Agreement and Plan of Reorganization between Strategic Partners Mutual Funds, Inc., on behalf of its series Strategic Partners Managed Large Cap Growth Fund, and The Prudential Investment Portfolios, Inc., on behalf of its series Jennison Growth Fund.	O	O	O
2. To approve a subadvisory agreement appointing Jennison Associates LLC as the subadvisor of the Strategic Partners Managed Large Cap Growth Fund for an initial two-year term.	O	O	O

NOTE: Please sign exactly as name appears hereon. Joint owners should each sign. When signing as attorney, executor, administrator, trustee or guardian, please give full title as such. If a corporation, please sign in full corporate name by president or other authorized officer. If a partnership, please sign in partnership name by authorized person.

Please be sure to sign and date this Proxy.

	Yes	No
HOUSEHOLDING ELECTION - Please indicate if you consent to receive certain future investor communications in a single package per household	O	O

Signature [PLEASE SIGN WITHIN BOX] Date

Signature (Joint Owners) Date

PROXY

Special Meeting of Shareholders (Meeting) –
June 28, 2004, 11:00 a.m.

THIS PROXY IS SOLICITED ON BEHALF OF THE BOARD OF DIRECTORS. The undersigned hereby appoints Richard H. Kirk, Grace Torres and Marguerite E.H. Morrison as Proxies, each with the power of substitution, and hereby authorizes each of them to represent and to vote, as designated on the reverse side, all the shares of Strategic Partners Managed Large Cap Growth Fund, held of record by the undersigned on April 23, 2004 at the Meeting to be held on June 28, 2004 or any adjournment thereof.

THE SHARES REPRESENTED BY THIS PROXY, WHEN THIS PROXY IS PROPERLY EXECUTED, WILL BE VOTED IN THE MANNER DIRECTED HEREIN BY THE UNDERSIGNED SHAREHOLDER. THE PROXY WILL BE VOTED FOR PROPOSAL NO. 1 AND PROPOSAL NO. 2, IF YOU DO NOT SPECIFY OTHERWISE. PLEASE REFER TO THE PROXY STATEMENT DATED JUNE 4, 2004 FOR DISCUSSION OF THE PROPOSALS.

IF VOTING BY MAIL, PLEASE MARK, SIGN AND DATE THIS PROXY CARD WHERE INDICATED AND RETURN IT PROMPTLY USING THE ENCLOSED ENVELOPE WHICH REQUIRES NO POSTAGE IF MAILED IN THE UNITED STATES.

In their discretion, the Proxies are authorized to vote upon such other business as may properly come before the Meeting or any adjournment thereof.

                                            JENNISON GROWTH FUND
                           A SERIES OF THE PRUDENTIAL INVESTMENT PORTFOLIOS, INC.

                                            Gateway Center Three
                                       100 Mulberry Street, 4th Floor
                                       Newark, New Jersey 07102-4077
                                               (800) 225-1852

                              STRATEGIC PARTNERS MANAGED LARGE CAP GROWTH FUND
                             A SERIES OF STRATEGIC PARTNERS MUTUAL FUNDS, INC.

                                            Gateway Center Three
                                       100 Mulberry Street, 4th Floor
                                       Newark, New Jersey 07102-4077
                                               (800) 225-1852

                                    STATEMENT OF ADDITIONAL INFORMATION
                                                June 4, 2004

         This  Statement  of  Additional  Information  specifically  relates  to  the  proposed  transaction
(Reorganization)  between  Strategic  Partners  Managed  Large Cap  Growth  Fund  (Large  Cap  Growth  Fund)
(formerly called ASAF Large-Cap Growth Fund), a series of Strategic  Partners Mutual Funds, Inc.  (Strategic
Partners)  (formerly called American Skandia Advisor Funds,  Inc.) and Jennison Growth Fund, a series of the
Prudential  Investment  Portfolios,  Inc.  (Prudential  Investment  Portfolios)  pursuant to which Large Cap
Growth Fund will  transfer  all of its assets to, and all of its  liabilities  will be assumed by,  Jennison
Growth Fund.  Jennison Growth Fund will be the surviving  corporation,  and each whole and fractional  share of Large Cap Growth  Fund shall be  exchanged  for whole and  fractional  shares of equal net asset value of
Jennison  Growth Fund to occur on or about  September 1, 2004,  or such later date as the parties may agree.
This  Statement  of  Additional  Information  consists  of  this  cover  page  and the  following  described documents, each of which is attached hereto and incorporated herein by reference:

1.  Statement of Additional Information of Large Cap Growth Fund, dated March 1, 2004.

2.  Statement of Additional Information of Jennison Growth Fund, dated December 3, 2003.

3.  Annual Report of Jennison Growth Fund for the fiscal year ended September 30, 2003.

         This  Statement  of  Additional  Information  is not a  prospectus  and  should  be  read  only  in conjunction  with the Prospectus and Proxy  Statement dated June 4, 2004,  relating to the  above-referenced matter.  A copy of the  Prospectus  and Proxy  Statement may be obtained  from Jennison  Growth Fund without charge by writing  or calling  Jennison  Growth  Fund at the  address or phone  number  listed  above.  This
Statement of  Additional  Information  has been  incorporated  by reference  into the  Prospectus  and Proxy
Statement.

                                            Financial Statements

         The Annual  Report of  Jennison  Growth  Fund for the fiscal  year ended  September  30,  2003 each including  audited  financial  statements,  the notes thereto and the report of their  independent  auditors thereon, are included herein.

                                 THE PRUDENTIAL INVESTMENT PORTFOLIOS, INC.

                                      FILE NOS. 033-61997 & 811-07343

                                                 FORM N-14

                                                   PART C

                                             OTHER INFORMATION

                                             -----------------

Item 15.  Indemnification.

As  permitted by Section  17(h) and (i) of the  Investment  Company Act of 1940,  as amended (the 1940 Act), and pursuant to Article V of the Company's  By-Laws (Exhibit (2) to the Registration  Statement),  officers, directors,  employees and agents of the Registrant  will not be liable to the Registrant,  any  shareholder, officer,  director,  employee, agent or other person for any action or failure to act, except for bad faith, willful  misfeasance,  gross  negligence  or reckless  disregard  of duties,  and those  individuals  may be indemnified against liabilities in connection with the Registrant,  subject to the same exceptions.  Section
2-418 of the Maryland General  Corporation Law permits  indemnification of directors who acted in good faith and  reasonably  believed  that the conduct was in the best  interests  of the  Registrant.  As permitted by
Section 17(i) of the 1940 Act, pursuant to Section 10 of the Distribution  Agreement  (Exhibit (7)(a) to the
Registration  Statement),   Prudential  Investment  Management  Services  LLC  may  be  indemnified  against liabilities  which it may incur,  except  liabilities  arising  from bad faith,  gross  negligence,  willful misfeasance or reckless disregard of duties.

Insofar  as  indemnification  for  liabilities  arising  under  the  Securities  Act  of  1933,  as  amended
(Securities  Act),  may be  permitted  to  directors,  officers and  controlling  persons of the  Registrant pursuant to the foregoing  provisions or otherwise,  the  Registrant has been advised that in the opinion of the Securities and Exchange  Commission  such  indemnification  is against public policy as expressed in the
1940 Act and is,  therefore,  unenforceable.  In the event  that a claim for  indemnification  against  such liabilities  (other than the payment by the Registrant of expenses incurred or paid by a director,  officer, or controlling  person of the Registrant in connection  with the successful  defense of any action,  suit or proceeding)  is  asserted  against  the  Registrant  by such  director,  officer  or  controlling  person in connection with the shares being  registered,  the Registrant will, unless in the opinion of its counsel the matter  has been  settled  by  controlling  precedent,  submit to a court of  appropriate  jurisdiction  the question whether such  indemnification  by it is against public policy as expressed in the 1940 Act and will be governed by the final adjudication of such issue.

The Registrant has purchased an insurance  policy insuring its officers and directors  against  liabilities, and certain costs of defending  claims against such officers and directors,  to the extent such officers and directors  are not found to have  committed  conduct  constituting  willful  misfeasance,  bad faith,  gross negligence or reckless  disregard in the performance of their duties.  The insurance policy also insures the
Registrant  against  the  cost  of  indemnification   payments  to  officers  and  directors  under  certain
circumstances.

Section 8 of each Management  Agreement  (Exhibits (6)(a),  (c), (e) and (f) to the Registration  Statement)
and Section 4 of each Subadvisory  Agreement  (Exhibits (6)(b),  (d) and (g) to the Registration  Statement)
limit the liability of Prudential  Investments LLC (PI),  Jennison  Associates LLC (Jennison) and Prudential
Investment Management,  Inc.,  respectively,  to liabilities arising from willful misfeasance,  bad faith or gross negligence in the performance of their respective  duties or from reckless  disregard by them of their respective obligations and duties under the agreements.

The Registrant  hereby undertakes that it will apply the  indemnification  provisions of its By-Laws and the
Distribution  Agreement  in a manner  consistent  with  Release No.  11330 of the  Securities  and  Exchange
Commission under the 1940 Act so long as the  interpretation  of Section 17(h) and (i) of such Act remain in effect and are consistently applied.

Under  Section  17(h) of the 1940 Act,  it is the  position  of the  staff of the  Securities  and  Exchange
Commission  that if there is neither a court  determination  on the merits that the  defendant is not liable nor a court  determination  that the  defendant  was not guilty of  willful  misfeasance,  bad faith,  gross negligence or reckless  disregard of the duties involved in the conduct of one's office, no  indemnification will be permitted  unless an  independent  legal  counsel (not  including a counsel who does work for either the  Registrant,  its  investment  adviser,  its  principal  underwriter  or persons  affiliated  with these persons)  determines,  based  upon a review of the  facts,  that the  person in  question  was not guilty of willful  misfeasance,  bad faith,  gross  negligence  or reckless  disregard  of the duties  involved in the conduct of his office.

Under its  Articles of  Incorporation,  the  Registrant  may advance  funds to provide for  indemnification.
Pursuant to the  Securities  and Exchange  Commission  staff's  position on Section  17(h)  advances will be limited in the following respect:

(1) Any advances must be limited to amounts used, or to be used,  for the  preparation  and/or  presentation of a defense to the action (including cost connected with preparation of a settlement);

(2) Any advances must be accompanied  by a written  promise by, or on behalf of, the recipient to repay that amount of the advance which exceeds the amount to which it is ultimately  determined  that he is entitled to receive from the Registrant by reason of indemnification;

(3) Such promise must be secured by a surety bond or other suitable insurance; and

(4) Such surety bond or other insurance must be paid for by the recipient of such advance.

Item 16.  Exhibits.

(1)      (a) Amended and Restated Articles of Incorporation, incorporated by reference to Exhibit
1(c) to Post-Effective Amendment No. 1 to the Registration Statement on Form N-1A       (File            No.
33-61997) filed via EDGAR on February 14, 1996.

         (b) Articles Supplementary,  incorporated by reference to Exhibit 1(b) to Post-Effective  Amendment
         No. 4 to the  Registration  Statement on Form N-1A (File No.  33-61997) filed via EDGAR on December
         6, 1996.

         (c)  Amendment  of  Articles  of  Incorporation,  incorporated  by  reference  to  Exhibit  1(c) to
         Post-Effective  Amendment  No. 4 to the  Registration  Statement  on Form N-1A (File No.  33-61997)
         filed via EDGAR on December 6, 1996.

         (d)  Articles  Supplementary,  incorporated  by  reference  to  Exhibit  1(d)  to the  Registration
         Statement on Form N-14 (File No. 333-38087) filed via EDGAR on October 17, 1997.

         (e) Articles of Amendment,  incorporated by reference to Exhibit 1(e) to  Post-Effective  Amendment
         No. 8 to the  Registration  Statement on Form N-1A (File No.  33-61997) filed via EDGAR on June 11,
         1998.

         (f) Articles Supplementary,  incorporated by reference to Exhibit 1(f) to Post-Effective  Amendment
         No. 9 to the  Registration  Statement on Form N-1A (File No.  33-61997) filed via EDGAR on November
         27, 1998.

         (g)  Articles  of  Amendment,  incorporated  by  reference  to Exhibit  (1)(g) to the  Registration
         Statement on Form N-14 (File No. 333-41790) filed via EDGAR on July 20, 2000.

         (h)  Articles  of  Amendment,  incorporated  by  reference  to  Exhibit  (a)(8)  to  Post-Effective
         Amendment No. 16 to the  Registration  Statement on Form N-1A (File No.  33-61997)  filed via EDGAR on December 8, 2000.

         (i)  Articles  of  Amendment,  incorporated  by  reference  to  Exhibit  (a)(9)  to  Post-Effective
         Amendment No. 21 to the  Registration  Statement on Form N-1A (File No.  33-61997)  filed via EDGAR on December 3, 2003.

         (j)  Articles  Supplementary,  incorporated  by  reference  to Exhibit  (a)(10)  to  Post-Effective
         Amendment No. 21 to the  Registration  Statement on Form N-1A (File No.  33-61997)  filed via EDGAR on December 3, 2003.

         (k)  Articles  Supplementary,  incorporated  by  reference  to Exhibit  (a)(11)  to  Post-Effective
         Amendment No. 24 to the  Registration  Statement on Form N-1A (File No.  33-61997)  filed via EDGAR on February 26, 2004.

(2)      Amended and Restated By-laws dated July 17, 2003, incorporated by reference to Exhibit  (b)      to
Post-Effective Amendment No. 21 to the Registration Statement on Form N-1A      (File  No.  33-61997)  filed
via EDGAR on December 3, 2003.

(3)      Not Applicable.

(4)      Copy of Agreement and Plan of Reorganization (filed herewith as Attachment A to the     Proxy
Statement and Prospectus).

(5)      Instruments defining rights of shareholders. Incorporated by reference to Exhibit (b)(4) to
the Registration Statement on Form N-1A filed via EDGAR on August 22, 1995 (File        No. 33-61997).

(6)      (a) Amended and Restated Management Agreement between the Registrant and       Prudential
Investments Fund Management LLC with respect to Jennison Growth Fund,  incorporated    by    reference    to
Exhibit (d)(1) to Post-Effective Amendment No. 17 to the      Registration  Statement  on  Form  N-1A  (File
No. 33-61997) filed via EDGAR on    September 27, 2001.

         (b) Subadvisory  Agreement between Prudential Mutual Fund Management,  Inc. and Jennison Associates
         Capital  Corp.,  with  respect to  Jennison  Growth  Fund and  Jennison  Equity  Opportunity  Fund,
         incorporated  by reference to Exhibit 5(b) to  Post-Effective  Amendment No. 1 to the  Registration
         Statement on Form N-1A (File No. 33-61997) filed via EDGAR on February 14, 1996.

         (c) Amended and Restated  Management  Agreement  between the Registrant and Prudential  Investments
         Fund  Management LLC with respect to Dryden Active  Allocation  Fund,  incorporated by reference to
         Exhibit  (d)(3) to  Post-Effective  Amendment  No. 17 to the  Registration  Statement  on Form N-1A
         (File No. 33-61997) filed via EDGAR on September 27, 2001.

         (d) Subadvisory  Agreement  between the Registrant and The Prudential  Investment  Corporation with respect  to  Dryden  Active  Allocation  Fund,  incorporated  by  reference  to  Exhibit  (d)(4) to
         Post-Effective  Amendment  No. 17 to the  Registration  Statement on Form N-1A (File No.  33-61997)
         filed via EDGAR on September 27, 2001.

         (e) Amended and Restated  Management  Agreement  between the Registrant and Prudential  Investments
         Fund Management LLC with respect to Jennison  Equity  Opportunity  Fund,  incorporated by reference to Exhibit (d)(5) to  Post-Effective  Amendment No. 17 to the  Registration  Statement on Form N-1A
         (File No. 33-61997) filed via EDGAR on September 27, 2001.

         (f)  Management  Agreement  between The  Prudential  Investment  Portfolios,  Inc.  and  Prudential
         Investments LLC.,  incorporated by reference to Exhibit (d)(6) to  Post-Effective  Amendment No. 23
         to the  Registration  Statement  on Form N-1A (File No.  33-61997)  filed via EDGAR on February 17,
         2004.

         (g) Subadvisory  Agreement  between  Prudential  Investments  LLC and  Quantitative  Management,  a
         division of Prudential  Investment  Management,  Inc.,  incorporated by reference to Exhibit (d)(7)
         to Post-Effective  Amendment No. 23 to the Registration  Statement on Form N-1A (File No. 33-61997)
         filed via EDGAR on February 17, 2004.

(7)      (a) Amended and Restated Distribution Agreement between the Registrant and Prudential
Investment Management Services LLC, incorporated by reference to Exhibit (e)(1) to      Post-Effective
Amendment No. 16 to the Registration Statement on Form N-1A (File No.  33-61997)    filed   via   EDGAR   on
December 8, 2000.

         (b)  Form  of  Selected   Dealer   Agreement,   incorporated   by  reference  to  Exhibit  6(d)  to
         Post-Effective  Amendment  No. 8 to the  Registration  Statement  on Form N-1A (File No.  33-61997)
         filed via EDGAR on June 11, 1998.

(8)      Not Applicable

(9)      (a) Custodian Contract between the Registrant and State Street Bank and Trust Company,
incorporated by reference to Exhibit 9 to the Registration Statement on Form N-14 (File          No.
333-6755) filed via EDGAR on June 25, 1996.

         (b)   Amendment  to  Custodian   Contract,   incorporated   by  reference  to  Exhibit   (g)(2)  to
         Post-Effective  Amendment  No. 10 to the  Registration  Statement on Form N-1A (File No.  33-61997)
         filed via EDGAR on September 29, 1999.

         (c)   Amendment  to  Custodian   Contract,   incorporated   by  reference  to  Exhibit   (g)(3)  to
         Post-Effective  Amendment No. 23 to the Registration  Statement on Form N-1A of Prudential  Natural
         Resources Fund, Inc. (File No. 33-15166) filed via EDGAR on July 30, 2001.

         (d)   Amendment  to  Custodian   Contract,   incorporated   by  reference  to  Exhibit   (g)(4)  to
         Post-Effective  Amendment No. 24 to the Registration  Statement on Form N-1A of Prudential  Natural
         Resources Fund, Inc. (File No. 33-15166) filed via EDGAR on July 30, 2002.

(10)     (a) Amended and Restated Distribution and Service Plan for Class A Shares, incorporated
by reference to Exhibit 15(a) to Post-Effective Amendment No. 8 to the Registration     Statement   on  Form
N-1A (File No. 33-61997) filed via EDGAR on June 11, 1998.

         (b)  Amended  and  Restated  Distribution  and  Service  Plan for Class B Shares,  incorporated  by reference to Exhibit  15(b) to  Post-Effective  Amendment  No. 8 to the  Registration  Statement on
         Form N-1A (File No. 33-61997) filed via EDGAR on June 11, 1998.

         (c)  Amended  and  Restated  Distribution  and  Service  Plan for Class C Shares,  incorporated  by reference to Exhibit  15(c) to  Post-Effective  Amendment  No. 8 to the  Registration  Statement on
         Form N-1A (File No. 33-61997) filed via EDGAR on June 11, 1998.

         (d) Amended and  Restated  Distribution  and  Service  Plan for Class A shares  dated June 1, 1998,
         incorporated  by  reference  to  Exhibit  (m)(4)  to   Post-Effective   Amendment  No.  22  to  the
         Registration Statement on Form N-1A (File No. 33-61997) filed via Edgar on December 5, 2003.

         (e) Amended and  Restated  Distribution  and  Service  Plan for Class B shares  dated June 1, 1998,
         incorporated  by  reference  to  Exhibit  (m)(5)  to   Post-Effective   Amendment  No.  22  to  the
         Registration Statement on Form N-1A (File No. 33-61997) filed via Edgar on December 5, 2003.

         (f) Amended and  Restated  Distribution  and  Service  Plan for Class C shares  dated June 1, 1998,
         incorporated  by  reference  to  Exhibit  (m)(6)  to   Post-Effective   Amendment  No.  22  to  the
         Registration Statement on Form N-1A (File No. 33-61997) filed via Edgar on December 5, 2003.

         (g)  Amended and Restated Rule 18f-3 Plan dated January 23, 2004, incorporated by reference to
         Exhibit (n)(1) to Post-Effective Amendment No. 23 to the Registration Statement on Form N-1A
         (File No. 33-61997) filed via EDGAR on February 17, 2004.

(11)     Opinion and Consent of Piper Rudnick LLP

(12)     Opinion and Consent of Shearman & Sterling LLP regarding tax matters

(13)     (a) Transfer Agency and Service Agreement between the Registrant and Prudential         Mutual
Fund Services, Inc., incorporated by reference to Exhibit 13(a) to the Registration     Statement   on  Form
N-14 (File No. 333-6755) filed via EDGAR on June 25, 1996.

         (b)  Amendment  to Transfer  Agency  Agreement,  incorporated  by  reference  to Exhibit  (h)(2) to
         Post-Effective  Amendment  No. 10 to the  Registration  Statement on Form N-1A (File No.  33-61997)
         filed via EDGAR on September 29, 1999.

         (c) Amendment to Transfer Agency  Agreement  dated September 4, 2002,  incorporated by reference to
         Exhibit h(3) to  Post-Effective  Amendment No. 21 to the Registration  Statement on Form N-1A (File
         No. 33-61997) filed via EDGAR on December 3, 2003.

(14)     Consent of Independent Accountants

(15)     Not Applicable

(16)     (a) Powers of attorney dated August 1, 2003, incorporated by reference to Exhibit (q)(1)
to Post-Effective Amendment No. 21 to the Registration Statement on Form N-1A (File     No.        33-61997)
filed via EDGAR on December 3, 2003.

         (b) Powers of  attorney  dated  August 1, 2003,  incorporated  by  reference  to Exhibit  (q)(2) to
         Post-Effective  Amendment  No. 21 to the  Registration  Statement on Form N-1A (File No.  33-61997)
         filed via EDGAR on December 3, 2003.

Item 17.  Undertakings

1. The  undersigned  registrant  agrees that prior to any public  reoffering  of the  securities  registered through the use of a prospectus  which is a part of this  registration  statement by any person or party who is deemed to be an  underwriter  within the meaning of Rule 145(c) of the  Securities  Act,  the  reoffering prospectus will contain the information  called for by the applicable  registration  form for reofferings by persons who may be deemed  underwriters,  in addition  to the  information  called for by the other items of the applicable form.

2. The  undersigned  registrant  agrees that every  prospectus  that is filed under paragraph (1) above will be filed as a part of an amendment to the  registration  statement  and will not be used until the amendment is effective,  and that, in  determining  any liability  under the 1933 Act, each  post-effective  amendment shall be deemed to be a new registration  statement for the securities offered therein,  and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

SIGNATURES

                                                 ----------

As required by the  Securities  Act of 1933,  this  Registration  Statement has been signed on behalf of the registrant,  in the  City  of  Newark,  and  State  of New  Jersey,  on the  7th  day  of  June  2004.  This
Amendment  meets  all the  requirements  for  effectiveness  under  paragraph  (b) of  rule  485  under  the
Securities Act of 1933.

                                                     THE PRUDENTIAL INVESTMENT PORTFOLIOS, INC.

                                            By: /s/ Judy A. Rice*
                                                -----------------

                                                   Judy A. Rice

                                                   President

As required  by the  Securities  Act of 1933,  this  Registration  Statement  has been  signed  below by the following persons in the capacities and on the dates indicated.

 Signatures                                  Title                                      Date
 ----------                                  -----                                      ----

Judy A. Rice*                               President and Director
-------------
Judy A. Rice

David E. A. Carson*                         Director
-------------------
David E.A. Carson

/s/ Grace C. Torres                         Treasurer (Principal Financial
-------------------
Grace C. Torres                             and Accounting Officer)

Robert E. LaBlanc*                          Director
------------------
Robert E. LaBlanc

Douglas H. McCorkindale*                    Director
------------------------

Douglas H. McCorkindale

Richard A. Redeker*                         Director
-------------------
Richard A. Redeker

Robin M. Smith*                             Director
---------------
Robin M. Smith

Stephen Stoneburn*                          Director
------------------
Stephen Stoneburn

Robert F. Gunia*                            Director
----------------
Robert F. Gunia

Clay T. Whitehead*                          Director
------------------
Clay T. Whitehead

* By:   /s/ Lori E. Bostrom                                                     June 7, 2004
       --------------------
      (Lori E. Bostrom, Attorney-in-Fact)
*Pursuant to Powers of Attorney previously filed.

                                               Exhibit Index

(4)      Agreement and Plan of Reorganization (filed herewith as Attachment A to the Prospectus  and   Proxy
         Statement).

(11)     Opinion and Consent of Piper Rudnick LLP

(12)     Opinion and Consent of Shearman & Sterling LLP regarding tax matters

(14)     Consent of Independent Accountants